                                                             File Number 33-3233

                      SECURITIES AND EXCHANGE COMMISSION

                            Washington, D.C.  20549

                                   FORM S-6

                      POST-EFFECTIVE AMENDMENT NUMBER 16

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


                     MINNESOTA LIFE VARIABLE LIFE ACCOUNT
               (formerly Minnesota Mutual Variable Life Account)
               -------------------------------------------------
                                (Name of Trust)


                       Minnesota Life Insurance Company
            (formerly The Minnesota Mutual Life Insurance Company)
            ------------------------------------------------------
                                  (Depositor)


            400 Robert Street North, St. Paul, Minnesota 55101-2098
           --------------------------------------------------------
                   (Depositor's Principal Executive Offices)


                              Dennis E. Prohofsky
             Senior Vice President, General Counsel and Secretary
                       Minnesota Life Insurance Company
                            400 Robert Street North
                        St. Paul, Minnesota  55101-2098
                        -------------------------------
                              (Agent for Service)

                                   Copy to:
                             J. Sumner Jones, Esq.
                             Jones & Blouch L.L.P.
              1025 Thomas Jefferson Street, N.W., Suite 410 East
                            Washington, D.C. 20007

It is proposed that this filing will become effective (check appropriate box):
       immediately upon filing pursuant to paragraph (b) of Rule 485
   ---
    X  on May 1, 2000 pursuant to paragraph (b) of Rule 485
   ---
       60 days after filing pursuant to paragraph (a)(i) of Rule 485
   ---
       on (date) pursuant to paragraph (a)(i) of Rule 485
   ---
       this post-effective amendment designates a new effective date for a
   ---
       previously filed post-effective amendment


                     TITLE OF SECURITIES BEING REGISTERED:

                  Variable Adjustable Life Insurance Policies

                                MINNESOTA LIFE
                             VARIABLE LIFE ACCOUNT

                                       OF

                       MINNESOTA LIFE INSURANCE COMPANY

                            CROSS REFERENCE TO ITEMS
                            REQUIRED BY FORM N-8B-2

N-8B-2 Item    Caption in Prospectus
-----------    ---------------------

     1.        Cover Page

     2. Cover Page; General Descriptions, Minnesota Life Insurance Company, Variable Life Account

     3.        Not Applicable

     4.        Distribution of Policies

     5.        General Descriptions, Variable Life Account

     6.        General Descriptions, Variable Life Account

     7.        Not Applicable

     8.        Not Applicable

     9.        Legal Proceedings

    10. Summary; Detailed Information About the Variable Adjustable Life Insurance Policy; Policy Charges; Voting Rights

    11. Summary; Detailed Information About the Variable Adjustable Life Insurance Policy; General Descriptions, Advantus Series Fund, Inc.

    12. Summary; Detailed Information About the Variable Adjustable Life Insurance Policy; General Descriptions, Advantus Series Fund, Inc.

    13. Detailed Information About the Variable Adjustable Life Insurance Policy; Policy Charges

    14. Detailed Information About the Variable Adjustable Life Insurance Policy, Adjustable Life Insurance; Applications and Policy Issue

    15. Detailed Information About the Variable Adjustable Life Insurance Policy, Policy Premiums

    16.        Not Applicable

    17. Summary; Detailed Information About the Variable Adjustable Life Insurance Policy

    18.        The Funds

    19.        Voting Rights

    20.        Not Applicable

    21.        Not Applicable

    22.        Not Applicable

    23.        Not Applicable

    24.        Not Applicable

    25.        General Descriptions, Minnesota Life Insurance Company

    26.        Not Applicable

    27.        General Descriptions, Minnesota Life Insurance Company

    28.        Directors and Principal Officers of Minnesota Life

    29.        General Descriptions, Minnesota Life Insurance Company

    30.        Not Applicable

    31.        Not Applicable

    32.        Not Applicable

    33.        Not Applicable

    34.        Not Applicable

    35.        General Descriptions, Minnesota Life Insurance Company

    36.        Not Applicable

    37.        Not Applicable

    38.        Distribution of Policies

    39.        Distribution of Policies

    40.        Not Applicable

    41.        Distribution of Policies

    42.        Not Applicable

    43.        Not Applicable

    44. Detailed Information About the Variable Adjustable Life Insurance Policy, Policy Values

    45.        Not Applicable

    46. Detailed Information About the Variable Adjustable Life Insurance Policy, Policy Loans, Surrender

    47.        Not Applicable

    48.        Not Applicable

    49.        Not Applicable

    50.        General Descriptions, Variable Life Account

    51. Summary; Detailed Information About the Variable Adjustable Life Insurance Policy, Policy Charges

    52. Summary; General Descriptions, Variable Life Account; Advantus Series Fund, Inc.

    53.        Federal Tax Status

    54.        Not Applicable

    55.        Not Applicable

    56.        Not Applicable

    57.        Not Applicable

    58.        Not Applicable

    59.        Financial Statements

                                     PART I

                       INFORMATION REQUIRED IN PROSPECTUS

  Prospectus

   Variable Adjustable Life
           Insurance Policy






[LOGO APPEARS HERE]
This prospectus describes a Variable Adjustable Life Insurance Policy issued by Minnesota Life Insurance Company ("Minnesota Life"). It provides life insurance protection for the life of the insured so long as scheduled premiums are paid. Under some plans of insurance, the face amount of insurance may decrease or terminate during the life of the insured.

The Policy may be adjusted, within described limits, as to face amount, premium amount and the plan of insurance.

Variable Adjustable Life policy values may be invested in our separate account called the Variable Life Account. Policy values may also be invested in a general account option. The actual cash value of all Policies will vary with the investment experience of these options.

The Variable Life Account invests its assets in the following portfolios of Advantus Series Fund, Inc.:

 . Growth Portfolio      . Small Company Growth Portfolio
 . Bond Portfolio        . Value Stock Portfolio
 . Money Market Portfolio. Small Company Value Portfolio
 . Asset Allocation Portfolio
                         . Global Bond Portfolio
 . Mortgage Securities Portfolio
                         . Index 400 Mid-Cap Portfolio
 . Index 500 Portfolio   . Macro-Cap Value Portfolio
 . Capital Appreciation Portfolio
                         . Micro-Cap Growth Portfolio
 . International Stock Portfolio
                         . Real Estate Securities Portfolio

The Variable Life Account also invests in the following Fund portfolios:

Franklin Templeton Variable Insurance Products Trust:

 . Templeton Developing Markets
   Securities Fund--Class 2 Shares

 .Templeton Asset Strategy Fund--
 Class 2 Shares

 .Franklin Small Cap Fund--Class 2
 Shares

Fidelity Variable Insurance Products Funds:

 . Mid Cap Portfolio--Service Class 2
 Shares

 . Contrafund(R) Portfolio--Service
 Class 2 Shares

 . Equity-Income Portfolio--Service
 Class 2 Shares

Janus Aspen Series:

 .Capital Appreciation Portfolio--
 Service Shares

 .International Growth Portfolio--
 Service Shares

Warburg Pincus Trust:

 . Global Post-Venture Capital
 Portfolio

This prospectus must be accompanied by the current prospectuses of the Fund portfolios shown above. This prospectus should be read carefully and retained for future reference.

The policies have not been approved or disapproved by the SEC. Neither the SEC nor any state has determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN 55101-2098
651.665.3500 Tel
www.minnesotamutual.com

Dated: May 1, 2000

             Table of Contents

                                                                           Page
Summary...................................................................    1
Condensed Financial Information...........................................    7
General Descriptions
  Minnesota Life Insurance Company........................................    9
  Variable Life Account...................................................    9
  The Funds...............................................................   10
  Additions, Deletions or Substitutions...................................   11
  Selection of Sub-Accounts...............................................   11
  The Guaranteed Principal Account........................................   12
Detailed Information about the Variable Adjustable Life Insurance Policy
  Adjustable Life Insurance...............................................   13
  Policy Adjustments......................................................   15
  Applications and Policy Issue...........................................   19
  Policy Premiums.........................................................   20
  Policy Values...........................................................   23
  Death Benefit Options...................................................   26
  Policy Loans............................................................   27
  Surrender...............................................................   29
  Free Look...............................................................   30
  Conversion..............................................................   30
  Policy Charges..........................................................   30
  Other Policy Provisions.................................................   33
  Additional Benefits.....................................................   35
Other Matters
  Federal Tax Status......................................................   36
  Directors and Principal Management Officers of Minnesota Life...........   39
  Voting Rights...........................................................   40
  Distribution of Policies................................................   40
  Legal Matters...........................................................   41
  Legal Proceedings.......................................................   41
  Experts.................................................................   41
  Registration Statement..................................................   41
Special Terms.............................................................   42
Financial Statements of Minnesota Life Variable Life Account.............. SA-1
Financial Statements of Minnesota Life Insurance Company.................. ML-1
Appendix A-Illustrations of Policy Values, Death Benefits and Premiums....  A-1
Appendix B-Understanding How Premium Becomes Cash Value...................  B-1
Appendix C-Comparison of Death Benefit Options............................  C-1
Appendix D-Example of Sales Load Computation..............................  D-1

                                                           Summary

  The following summary is designed to answer certain general questions concerning the Policy and to give you a brief overview of the more significant Policy features. This summary is not comprehensive. You should review the information contained elsewhere in this prospectus. You should also refer to the heading "Special Terms" for the definition of unfamiliar terms.

What is a Variable Adjustable Life Insurance Policy?

  The Variable Adjustable Life Insurance Policy (the "Policy") described in this prospectus combines guaranteed insurance provisions, flexible administrative procedures and significant and useful market sensitive investment features.

  This prospectus describes two versions of the Variable Adjustable Life Insurance Policy, "VAL '87" and "VAL '95".

What is the guaranteed death benefit?

  We guarantee that the face amount of insurance shown on the policy specification page will be paid on the death of the insured so long as you do not have policy indebtedness and all scheduled premiums have been paid. Some Policies will have a scheduled decrease in such guaranteed face amount at the end of the initial policy protection period. In this case, the time and amount of the decrease are also shown on the policy specification page. The importance of the guarantee is that adverse investment performance may never reduce your life insurance protection below the guaranteed amount.

What makes the Policy "Adjustable"?

  The Policy is termed "Adjustable" because it allows you the flexibility to tailor your Policy to your needs at issue and thereafter to change or "adjust" your Policy as your insurance needs change. The three components in designing your Policy are the level of premiums you wish to pay, the level of death benefit protection you need and the appropriate "plan" of insurance for you. You may choose any two of the three components--premium, face amount and plan-- and we will calculate the third component.

  Within very broad limits, including those designed to assure that the Policy qualifies as life insurance for tax purposes, you may choose any level of premium or death benefit that you wish. Based on the premium and initial face amount you choose, we will calculate the tabular cash value which results from using the guaranteed mortality and assumed rate of return in the Policy. The pattern of tabular cash values and the resulting schedule of face amount and premiums define the guaranteed plan of insurance.

  The maximum plan of insurance available is one where the Policy becomes paid-up after the payment of ten annual premiums. A paid-up Policy is one for which no additional premiums are required to guarantee the face amount of insurance for the entire life of the insured, provided there is no policy indebtedness. Whole life plans may be suitable for individuals who wish to ensure lifetime coverage, without any scheduled reduction in face amount as described below, by the payment of relatively higher premiums and, in certain cases, for a lesser period of time, or who wish to accumulate substantial cash values by utilizing the investment features of the Policy.

  The minimum plan that we offer at original issue is a ten year protection Policy. If the insured's age at original issue is over 55, the minimum plan of protection will be less than ten years, as described in the table below:

                                                                  Minimum Plan
  Issue Age                                                        (in years)
  ---------                                                       ------------
     56                                                               9
     57                                                               8
     58                                                               7
     59                                                               6
60 or greater                                                         5

  A protection Policy plan of insurance provides the initial face amount and a scheduled premium level, for a specified number of years, always less than for whole life. At the end of the initial protection period, there will be a scheduled reduction in the guaranteed face amount; that reduced face amount will have a whole life plan of insurance, based on continued payment of your scheduled premiums. A protection plan requires the lowest initial level of premiums and offers the most insurance protection with the lowest investment element. The protection plan may be a suitable starting point for young policy owners who have not reached their peak earning years but who have substantial life insurance needs.

  For any given face amount of insurance, you may select a plan that falls anywhere between the minimum protection plan and the maximum whole life plan. The higher the premium you pay, the greater will be your cash value accumulation at any given time and therefore, for whole life plans, the shorter the period during which you need to pay premiums before your Policy becomes paid-up. For example, the table below shows the premium required for various plans for a standard non-smoker risk, male, age 40 at issue, insured with a $100,000 VAL '95 Policy.

                                                    Annual
Plan of Insurance                                   Premium
-----------------                                   -------
Minimum--10 year protection plan                    $  428
     30 year protection plan                        $  939
     Whole life plan                                $1,723
     Life paid-up at age 70                         $1,923
Maximum--10 year, limited payment, whole life plan  $3,833

  The flexibility described above with respect to designing your Policy to suit your needs at issue continues throughout the time the Policy remains in force by virtue of its adjustability features. As your insurance needs and personal circumstances change over the years, you may change, subject to the limitations described herein, the premium and face amount and thus the plan.

  Some limitations do apply to policy adjustments, and these limitations are more fully described in this prospectus. See the heading "Policy Adjustments" in this prospectus on page 16.

What makes the Policy "Variable"?
  The Policy is termed "Variable" because unlike traditional whole life and universal life contracts which provide for accumulations of contract values at fixed rates determined by the insurance company, Variable Adjustable Life policy values may be invested in a separate account of ours called the Minnesota Life Variable Life Account ("Variable Life Account"), the sub-accounts of which invest in corresponding Portfolios of the Funds. Thus, your policy values invested in these sub-accounts will reflect market rates of return.

  The actual cash value of the Policies, to the extent invested in sub-accounts of the Variable Life Account, will vary with the investment experience of the sub-accounts of the Variable Life Account. These have no guaranteed minimum actual cash value. The claims-paying ability of Minnesota Life as measured by independent rating agencies does not provide any guarantees of the investment performance of the Variable Life Account. Therefore, you bear the risk that adverse investment performance may depreciate your investment in the Policy. At the same time, the Policy offers you the opportunity to have your actual cash value appreciate more rapidly than it would under comparable fixed benefit contracts by virtue of favorable investment performance. In addition, under some Policies, the death benefit will also increase and decrease (but not below the guaranteed amount) with investment experience.

  Those seeking the traditional insurance protections of a guaranteed cash value may allocate premiums to the guaranteed principal account. The guaranteed principal account is a general account option with a guaranteed accumulation at a fixed rate of interest. While it is more fully described in the Policy, additional information on this option may be found under the heading "The Guaranteed Principal Account" in this prospectus on page 12.

What variable investment options are available?

  The Variable Life Account invests in the following portfolios of Advantus Series Fund, Inc.:

 . Growth
 . Bond
 . Money Market

 . Asset Allocation
 . Mortgage Securities
 . Index 500
 . Capital Appreciation
 . International Stock
 . Small Company Growth
 . Value Stock
 . Small Company Value
 . Global Bond
 . Index 400 Mid-Cap
 . Macro-Cap Value
 . Micro-Cap Growth

 . Real Estate Securities

In addition, the Variable Life Account invests in the following Fund portfolios:

Franklin Templeton Variable Insurance Products Trust:

 .  Templeton Developing Markets Securities Fund--Class 2 Shares

 .  Templeton Asset Strategy Fund--Class 2 Shares

 .  Franklin Small Cap Fund--Class 2 Shares

Fidelity Variable Insurance Products Funds:

 .  Mid Cap Portfolio--Service Class 2 Shares

 .  Contrafund(R) Portfolio--Service Class 2 Shares

 .  Equity-Income Portfolio--Service Class 2 Shares

Janus Aspen Series:

 .  Capital Appreciation Portfolio--Service Shares

 .  International Growth Portfolio--Service Shares

Warburg Pincus Trust:

 .  Global Post-Venture Capital Portfolio

  The Portfolios of the Funds have different investment objectives and different levels of risk. There is no assurance that any Portfolio will meet its objectives. Additional information concerning the investment objectives, policies and risks of the Portfolios can be found in the current prospectuses for the Funds, which accompany this prospectus.

How do you allocate your net premiums?

  In your initial policy application, you indicate how you want your net premiums allocated among the guaranteed principal account and the sub-accounts of the Variable Life Account. All future net premiums will be allocated in the same proportion until we receive your request to change the allocation. You may also request to transfer amounts from one sub-account to another.

What death benefit options are offered under the Policy?

  The Policy provides two death benefit options: the Cash Option and the Protection Option. Your choice will depend on which option best fits your need.

  The Cash Option provides a fixed death benefit equal to the guaranteed face amount. Favorable nonguaranteed elements, including investment returns, will be reflected in increased actual cash values which will, on whole life plans, shorten the premium paying period. Only if and when the policy value exceeds the net single premium, as defined on page 44, for the then current face amount will the death benefit vary.

  The Protection Option provides a variable death benefit from the issue date as well as variable actual cash values. Favorable nonguaranteed elements, including investment returns, will be reflected both in increased life insurance coverage and increased cash value accumulations, although any increases in actual cash values under the Protection Option will not be as great as under the Cash Option.

What charges are associated with the Policy?
  We assess certain charges from each premium payment, from policy values and from the amounts held in the Variable Life Account. All of these charges, which are largely designed to cover our expenses in providing insurance protection and in distributing and administering the Policies, are fully described under the heading "Policy Charges" in this prospectus on page 31. Because of the significance of these charges in early policy years, prospective purchasers should purchase a Policy only if they intend to and have the financial capacity to keep it in force for a substantial period.

  Against base premiums we deduct a basic sales load of 7 percent and we may also deduct a first year sales load not to exceed 23 percent. We also deduct from premiums an underwriting charge, a premium tax charge of 2.5 percent and a face amount guarantee charge of 1.5 percent. Nonrepeating premiums are currently subject only to the premium tax charge.

  Against the actual cash value of a Policy we deduct an administration charge of $60 per year, a transaction charge for each Policy adjustment and a monthly cost of insurance charge.

  With VAL '87, a charge for sub-standard risks is deducted from the actual cash value of a Policy. With VAL '95, a charge for sub-standard risks is deducted from the premium. Sub-standard risk charges compensate us for providing the death benefit for Policies whose mortality risks exceed the standard.

  Against the assets held in the Variable Life Account we assess a mortality and expense risk charge at an annual rate of .50 percent of the Variable Life Account average daily net assets. The charge is deducted from the Variable Life Account assets on each date on which a Fund Portfolio is valued.

In addition, the Funds impose certain fees and expenses shown in the table below.

                           FUND ANNUAL EXPENSES

   (As a percentage of average net assets for the described Advantus Series Fund, Inc., the Franklin Templeton Variable Insurance Products Trust, Fidelity Variable Insurance Products Funds, Janus Aspen Series, and Warburg Pincus Trust)

                                                           Total annual
                                                          fund operating             Total annual
                                                             expenses      Total    fund operating
                                                             without      waivers   expenses with
                         Management  Other   Distribution   waivers or      and       waivers or
                            fee     expenses (12b-1) fees   reductions   reductions   reductions
                         ---------- -------- ------------ -------------- ---------- --------------
Advantus Series Fund,
 Inc.: (1)
 Growth Portfolio           0.45%     0.03%      0.25%         0.73%         --          0.73%
 Bond Portfolio             0.30%     0.06%      0.25%         0.61%         --          0.61%
 Money Market Portfolio     0.25%     0.06%      0.25%         0.56%         --          0.56%
 Asset Allocation
  Portfolio                 0.35%     0.03%      0.25%         0.63%         --          0.63%
 Mortgage Securities
  Portfolio                 0.30%     0.06%      0.25%         0.61%         --          0.61%
 Index 500 Portfolio        0.12%     0.05%      0.25%         0.42%         --          0.42%
 Capital Appreciation
  Portfolio                 0.50%     0.04%      0.25%         0.79%         --          0.79%
 International Stock
  Portfolio (2)             0.59%     0.19%      0.25%         1.03%         --          1.03%
 Small Company Growth
  Portfolio                 0.65%     0.05%      0.25%         0.95%         --          0.95%
 Value Stock Portfolio      0.50%     0.05%      0.25%         0.80%         --          0.80%
 Small Company Value
  Portfolio (2)             0.70%     0.81%      0.25%         1.76%        0.66%        1.10%
 Global Bond Portfolio
  (2)                       0.60%     0.34%      0.25%         1.19%         --          1.19%
 Index 400 Mid-Cap
  Portfolio (2)             0.15%     0.60%      0.25%         1.00%        0.45%        0.55%
 Macro-Cap Value
  Portfolio (2)             0.50%     0.78%      0.25%         1.53%        0.63%        0.90%
 Micro-Cap Growth
  Portfolio (2)             0.95%     0.47%      0.25%         1.67%        0.32%        1.35%
 Real Estate Securities
  Portfolio (2)             0.60%     1.30%      0.25%         2.15%        1.15%        1.00%
Franklin Templeton
 Variable
 Insurance Products
 Trust--Class 2 Shares:
 Templeton Developing
  Markets Securities
  Fund (7)                  1.25%     0.31%      0.25%         1.81%         --          1.81%
 Templeton Asset
  Strategy
  Fund (7)                  0.60%     0.18%      0.25%         1.03%         --          1.03%
 Franklin Small Cap Fund
  (3)                       0.55%     0.27%      0.25%         1.07%         --          1.07%
Fidelity Variable
 Insurance Products
 Funds--Service Class 2
 Shares:
 VIP Mid Cap Portfolio
  (4)                       0.57%     0.43%      0.25%         1.25%         --          1.25%
 VIP Contrafund
  Portfolio (4)             0.58%     0.12%      0.25%         0.95%         --          0.95%
 VIP Equity-Income
  Portfolio (4)             0.48%     0.10%      0.25%         0.83%         --          0.83%
Janus Aspen Series--
 Service Shares:
 Capital Appreciation
  Portfolio (5)             0.65%     0.04%      0.25%         0.94%         --          0.94%
 International Growth
  Portfolio (5)             0.65%     0.11%      0.25%         1.01%         --          1.01%
Warburg Pincus Trust
 Global Post-Venture
  Capital Portfolio (6)     1.25%     0.33%       --           1.58%        0.18%        1.40%

(1) The shareholders of the fund approved new management fees for certain portfolios and a distribution (12b-1) fee, effective May 1, 2000. The table shows the new management and distribution fees that will be in effect May 1, 2000 and other expenses incurred in fiscal year 1999.

(2) Minnesota Life voluntarily waived certain expenses for these portfolios for the period ended December 31, 1999. If these portfolios had been charged for expenses, the ratio of expenses to average daily net assets would have been as shown in the column "Total annual fund operating expenses without waivers or reductions." It is Advantus Capital's intention to waive other fund expenses during the current fiscal year which exceed, as a percentage of average daily net assets, .15% except for the International Stock and Global Bond Portfolios where other fund expenses must exceed 1.00%. Advantus Capital reserves the option to reduce the level of other fund expenses which it will voluntarily absorb.

(3) On February 8, 2000, a merger and reorganization was approved that combined the assets of the fund with a similar fund of the Templeton Variable Products Series Fund, effective May 1, 2000. On February 8, 2000, fund shareholders approved new management fees, which apply to the combined fund effective May 1, 2000. The table shows restated total expenses based on the new fees and assets of the fund as of December 31, 1999, and not the assets of the combined fund. However, if the table reflected both the new fees and the combined assets, the fund's expenses after May 1, 2000 would be estimated as: Franklin Small Cap Fund--Class 2 Management Fees 0.55%, Distribution and Service Fees 0.25%, Other Expenses 0.27%, and Total Fund Operating Expenses 1.07%. The fund's class 2 distribution plan or "Rule 12b-1 plan" is described in the fund's prospectus.

(4) Service Class 2 shares became effective January 11, 2000 and therefore operating expenses are estimates for each fund for the fiscal year ended December 31, 2000. The estimates do not reflect the effect of any expense reimbursements or reduction during the period.

(5) Expenses are based on the estimated expenses that the new Service Shares Class of each Portfolio expects to incur in its initial fiscal year.

(6) Fee waivers and expense reimbursements or credits reduced expenses of the portfolio in 1999, but may be reduced at any time. See the fund prospectus for more details.

(7) On February 8, 2000, shareholders approved a merger and reorganization that combined the assets of the fund with a similar fund of the Franklin Templeton Variable Insurance Products Trust ("VIP") effective May 1, 2000. On February 8, 2000, VIP fund shareholders approved new management fees, which apply to the combined fund effective May 1, 2000. The table shows restated total expenses based on the new fees and the assets of the fund as of December 31, 1999, and not the assets of the combined fund. However, if the table reflected both the new fees and the combined assets, the fund's expenses after May 1, 2000 would be estimated as: Templeton Developing Markets Securities Fund--Class 2 Management Fees 1.25%, Distribution and Service Fees 0.25%, Other Expenses 0.29%, and Total Fund Operating Expenses 1.79%. Templeton Asset Strategy Fund--Class 2 Management Fees 0.60%, Distribution and Service Fees 0.25%, Other Expenses 0.14%, and Total Fund Operating Expenses 0.99%. The fund's Class 2 distribution plan or "Rule 12b-1 plan" is described in the fund's prospectus.

                         SUMMARY OF POLICY CHARGES

                                       Rate                  Charged Against
                                       ----                  ---------------
Base Premium
 Sales Load                      7.0%                    All base premiums
 Premium Tax                     2.5%                    All base premiums
 Face Amount Guarantee Charge    1.5%                    All base premiums
 First-Year Sales Load           up to 23%               First-year base premiums
 Underwriting Charge             up to $5/$1000          First-year base premiums
Nonrepeating Premium
 Premium Tax                     2.5%                    All nonrepeating premium
Actual Cash Value Charges
 Administration Charge           $5.00 per month         Actual cash value
 Cost of Insurance Charge        varies by policy        Actual cash value
 Transaction Charge              up to $25.00 per
                                 adjustment
Separate Account Charge
 Mortality and Expense Charge    0.50% annual rate       Average daily net assets
Fund Charges
 Advisory Fee                    varies by fund          Average daily net assets
 Other Fund Fees                 varies by fund          Average daily net assets

Are the benefits under a Policy subject to federal income tax?

  With respect to a Policy issued on the basis of a standard premium class, we believe that such a Policy should qualify as a life insurance contract for federal income tax purposes. With respect to a Policy issued on a sub-standard basis, it is not clear whether or not such a Policy would qualify as a life insurance contract for federal tax purposes. Assuming that a Policy qualifies as a life insurance contract for federal income tax purposes, the benefits under Policies described in this prospectus should receive the same tax treatment under the Internal Revenue Code of 1986 as benefits under traditional fixed benefit life insurance policies. Thus, death proceeds payable under variable life insurance policies should be excludable from the beneficiary's gross income for federal income tax purposes. It is also believed that you should not be in constructive receipt of the cash values of your Policy until actual distribution. See the heading "Federal Tax Status" in this prospectus on page 38.

  It should be noted, however, that the tax treatment described above relating to distributions is available only for policies not described as "modified endowment contracts." Policies described as modified endowment contracts are treated as life insurance with respect to the tax treatment of death proceeds and the tax-free inside build-up of yearly cash value increases. However, any amounts received by the owner, such as dividends, cash withdrawals, loans and amounts received from partial or total surrender of the contract will be subject to the same tax treatment as amounts received under an annuity. Annuity tax treatment includes the ten percent additional income tax imposed on the portion of any distribution that is included in income, except where the distribution or loan is made on or after the policy owner attains age 59 1/2, is attributable to the policy owner becoming disabled, or is part of a series of substantially equal periodic payments for the life of the policy owner or the joint lives of the policy owner and beneficiary.

  A determination as to whether a policy is a modified endowment contract and subject to this special tax treatment will require an examination of the premium paid in relation to the death benefit of the policy. A modified endowment contract results if the cumulative premiums during the first seven contract years exceed the sum of the net level premiums which would be paid under a seven-pay life policy. In addition, a policy which is subject to a material change will be treated as a new policy on the date that such a material change takes effect. A determination must be made at that time to test whether such a policy meets the seven-pay standard by taking into account the previously existing cash surrender value. We will monitor your Policy to determine whether it may become a modified endowment contract.

How do you purchase a Policy?
  To be eligible to purchase a Policy the insured must be no more than age 85, satisfy our underwriting standards and the Policy must have a face amount of at least $50,000. The procedure to purchase a Policy is to complete an application, provide us with evidence of insurability satisfactory to us and pay your first scheduled premium. See the heading "Applications and Policy Issue" in this prospectus on page 20.

  For a limited time after your application for the Policy and delivery of it, you may return the Policy for a refund of all premium payments within the terms of its "free look" provision. See the heading "Free Look" in this prospectus on page 31.

  Moreover, while the Policy is in force and the premiums fully paid and prior to the death of the insured, you may convert it to any adjustable life policy with a fixed death benefit and fixed cash values which we may then offer. On conversion, the issue age and risk class of the insured shall be as stated in this Policy. For VAL '95, this conversion privilege is only available during the first 24 months from the original policy date, but comparable fixed insurance coverage can be obtained after 24 months from the original policy date by transferring all of the policy value to the guaranteed principal account and thereafter allocating all premiums to that account.

Do you have access to your policy values?

  Yes. Your actual cash value is available to you during the insured's lifetime. You may use the actual cash value to provide retirement income, as collateral for a loan, to continue some insurance protection if you do not wish to continue paying premiums or to obtain cash by surrendering your Policy in full or in part.

  You may also borrow up to 90 percent of your policy value as a policy loan. Each alternative may be subject to conditions described in the Policy or in this prospectus under the heading "Policy Values" on page 24 and certain transactions may have tax consequences as described under the heading "Federal Tax Status" on page 38.

                                   Condensed Financial Information
  The financial statements of Minnesota Life Insurance Company and of Minnesota Life Variable Life Account may be found elsewhere in this prospectus.

  The table below gives per unit information about the financial history of each sub-account from the inception of each to December 31, 1999. This information should be read in conjunction with the financial statements and related notes of Minnesota Life Variable Life Account included in this prospectus.

                                                             Year Ended December 31,
                    ----------------------------------------------------------------------------------------------------------
                       1999       1998       1997       1996       1995       1994       1993      1992      1991      1990
                    ---------- ---------- ---------- ---------- ---------- ---------- ---------- --------- --------- ---------
 Growth Sub-
 Account:
 Unit value at
 beginning of
 year                    $4.60      $3.43      $2.59      $2.22      $1.79      $1.79      $1.72     $1.65     $1.23     $1.24
 Unit value at
 end of year             $5.75      $4.60      $3.43      $2.59      $2.22      $1.79      $1.79     $1.72     $1.65     $1.23
 Number of units
 outstanding at
 end of year        25,947,087 22,653,190 19,284,419 16,176,371 12,822,494  9,964,217  6,671,352 3,703,167 1,251,845   511,276
 Bond Sub-
 Account:
 Unit value at
 beginning of
 year                    $2.29      $2.17      $1.99      $1.95      $1.63      $1.72      $1.57     $1.48     $1.26     $1.18
 Unit value at
 end of year             $2.22      $2.29      $2.17      $1.99      $1.95      $1.63      $1.72     $1.57     $1.48     $1.26
 Number of units
 outstanding at
 end of year        15,498,228 13,380,650  9,679,443  7,366,222  5,340,539  3,659,230  2,240,344 1,281,711   654,954   484,684
 Money Market
 Sub-Account:
 Unit value at
 beginning of
 year                    $1.73      $1.66      $1.58      $1.52      $1.45      $1.40      $1.37     $1.34     $1.27     $1.19
 Unit value at
 end of year             $1.80      $1.73      $1.66      $1.58      $1.52      $1.45      $1.40     $1.37     $1.34     $1.27
 Number of units
 outstanding at
 end of year         8,537,295  5,915,721  4,323,601  4,082,791  3,509,791  2,920,337  1,849,721 1,167,590   536,680   341,717
 Asset Allocation
 Sub-Account:
 Unit value at
 beginning of
 year                    $3.64      $2.96      $2.50      $2.23      $1.79      $1.83      $1.73     $1.62     $1.26     $1.22
 Unit value at
 end of year             $4.17      $3.64      $2.96      $2.50      $2.23      $1.79      $1.83     $1.73     $1.62     $1.26
 Number of units
 outstanding at
 end of year        41,923,737 38,273,621 34,942,517 32,104,595 27,633,273 23,769,797 18,341,417 8,943,507 2,587,520 1,202,183
 Mortgage
 Securities
 Sub-Account:
 Unit value at
 beginning of
 year                    $2.45      $2.31      $2.13      $2.03      $1.73      $1.80      $1.66     $1.56     $1.35     $1.24
 Unit value at
 end of year             $2.49      $2.45      $2.31      $2.13      $2.03      $1.73      $1.80     $1.66     $1.56     $1.35
 Number of units
 outstanding at
 end of year         6,357,179  5,351,168  4,464,617  4,175,648  3,616,256  3,250,971  2,419,453 1,471,984   555,964   241,631
 Index 500 Sub-
 Account:
 Unit value at
 beginning of
 year                    $4.92      $3.86      $2.93      $2.42      $1.78      $1.77      $1.62     $1.51     $1.17     $1.23
 Unit value at
 end of year             $5.88      $4.92      $3.86      $2.93      $2.42      $1.78      $1.77     $1.62     $1.51     $1.17
 Number of units
 outstanding at
 end of year        34,132,820 28,132,934 22,433,487 17,250,529 11,917,281  8,997,722  6,074,831 4,026,796 1,307,951   658,612
 Capital
 Appreciation
 Sub-Account:
 Unit value at
 beginning of
 year                    $4.98      $3.82      $3.00      $2.56      $2.10      $2.06      $1.87     $1.79     $1.27     $1.30
 Unit value at
 end of year             $6.02      $4.98      $3.82      $3.00      $2.56      $2.10      $2.06     $1.87     $1.79     $1.27
 Number of units
 outstanding at
 end of year        26,226,878 24,802,737 22,986,605 19,778,274 16,587,673 12,929,134  9,082,661 5,053,453 1,689,614   802,456

                                                          Year Ended December 31,
                           ----------------------------------------------------------------------------------------------
                              1999       1998          1997       1996       1995       1994         1993         1992
                           ---------- ----------    ---------- ---------- ---------- ----------    ---------    ---------
 International Stock Sub-
 Account:
 Unit value at beginning
 of year                        $2.11      $1.99         $1.79      $1.50      $1.32      $1.33        $0.93        $1.00(a)
 Unit value at end of
 year                           $2.56      $2.11         $1.99      $1.79      $1.50      $1.32        $1.33        $0.93
 Number of units
 outstanding at end of
 year                      45,292,311 42,958,209    35,764,833 28,056,128 20,883,317 15,062,750    6,244,750    1,615,754
 Small Company Growth
 Sub- Account:
 Unit value at beginning
 of year                        $1.82      $1.81         $1.69      $1.59      $1.21      $1.15        $1.00(b)
 Unit value at end of
 year                           $2.64      $1.82         $1.81      $1.69      $1.59      $1.21        $1.15
 Number of units
 outstanding at end of
 year                      36,120,491 33,912,334    27,207,371 19,918,050 13,089,758  7,074,933    1,261,521
 Value Stock Sub-Account:
 Unit value at beginning
 of year                        $2.18      $2.15         $1.78      $1.37      $1.04      $1.00(c)
 Unit value at end of
 year                           $2.17      $2.18         $2.15      $1.78      $1.37      $1.04
 Number of units
 outstanding at end of
 year                      26,260,066 23,718,362    17,273,210  9,648,331  3,864,294    971,938
 Small Company Value Sub-
 Account:
 Unit value at beginning
 of year                        $0.86      $1.00(d)
 Unit value at end of
 year                           $0.83      $0.86
 Number of units
 outstanding at end of
 year                       2,831,365    894,678
 Global Bond Sub-Account:
 Unit value at beginning
 of year                        $1.12      $1.00(d)
 Unit value at end of
 year                           $1.02      $1.12
 Number of units
 outstanding at end of
 year                       1,257,783    293,075
 Index 400 Mid-Cap Sub-
 Account:
 Unit value at beginning
 of year                        $1.05      $1.00(d)
 Unit value at end of
 year                           $1.22      $1.05
 Number of units
 outstanding at end of
 year                       3,509,018  1,020,446
 Macro-Cap Value Sub-Ac-
 count:
 Unit value at beginning
 of year                        $1.06      $1.00(d)
 Unit value at end of
 year                           $1.13      $1.06
 Number of units
 outstanding at end of
 year                       3,488,610    823,503
 Micro-Cap Growth Sub-Ac-
 count:
 Unit value at beginning
 of year                        $1.03      $1.00(d)
 Unit value at end of
 year                           $2.55      $1.03
 Number of units
 outstanding at end of
 year                       4,222,084    733,049
 Real Estate Securities
 Sub-Account:
 Unit value at beginning
 of year                        $0.87      $1.00(d)
 Unit value at end of
 year                           $0.83      $0.87
 Number of units
 outstanding at end of
 year                         794,290    284,627
 Templeton Development
 Markets Securities Sub-
 Account:
 Unit value at beginning
 of year                        $0.86      $1.00(d)
 Unit value at end of
 year                           $1.31      $0.86
 Number of units
 outstanding at end of
 year                       2,898,791    778,238

(a) The information for the sub-account is shown for the period May 1, 1992 to December 31, 1992. May 1, 1992 was the effective date of the 1933 Act Registration.

(b) The information for the sub-account is shown for the period May 3, 1993 to December 31, 1993. May 3, 1993 was the effective date of the 1933 Act Registration.

(c) The information for the sub-account is shown for the period May 2, 1994 to December 31, 1994. May 2, 1994 was the effective date of the 1933 Act Registration.

(d) The information for the sub-account is shown for the period May 19, 1998, commencement of operations, to December 31, 1998.

                                              General Descriptions
Minnesota Life Insurance Company
  We are Minnesota Life Insurance Company ("Minnesota Life"), a life insurance company organized under the laws of Minnesota. Minnesota Life was formerly known as The Minnesota Mutual Life Insurance Company ("Minnesota Mutual"), a mutual life insurance company organized in 1880 under the laws of Minnesota. On October 1, 1998, a plan of reorganization created a mutual insurance holding company named Minnesota Mutual Companies, Inc. Minnesota Mutual reorganized as a stock insurance company subsidiary of the new holding company and took the new name Minnesota Life.

  Our home office is at 400 Robert Street North, St. Paul, Minnesota 55101-2098, telephone: (651) 665-3500. We are licensed to conduct life insurance business in all states of the United States (except New York where we are an authorized reinsurer), the District of Columbia, Canada, Puerto Rico and Guam.

Variable Life Account

  A separate account, called the Minnesota Life Variable Life Account, was established on October 21, 1985, by our Board of Trustees in accordance with certain provisions of the Minnesota insurance law. The separate account is registered as a "unit investment trust" with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 ("1940 Act"). Registration under the Act does not signify that the SEC supervises the management, or the investment practices or policies, of the Variable Life Account. The separate account meets the definition of a "separate account" under the federal securities laws.

  We are the legal owner of the assets in the Variable Life Account. The obligations to policy owners and beneficiaries arising under the Policies are general corporate obligations of Minnesota Life and thus our general assets back the Policies. The Minnesota law under which the Variable Life Account was established provides that the assets of the Variable Life Account shall not be chargeable with liabilities arising out of any other business which we may conduct, but shall be held and applied exclusively to the benefit of the holders of those variable life insurance policies for which the separate account was established. The investment performance of the Variable Life Account is entirely independent of both the investment performance of our General Account and of any other separate account which we may have established or may later establish.

  The Variable Life Account currently has twenty-five sub-accounts to which you may allocate premiums. Each sub-account invests in shares of a corresponding Portfolio of the Funds.

The Funds

Below is a list of the Portfolios and their investment adviser or sub-adviser. Prospectuses for the Funds must accompany this Prospectus. You should carefully read these Prospectuses before investing in the Policy.

     Fund/Portfolio            Investment Adviser        Investment Sub-Adviser
     --------------            ------------------        ----------------------
Advantus Series Fund,
 Inc.:

Growth Portfolio          Advantus Capital Management,
                          Inc.

Bond Portfolio            Advantus Capital Management,
                          Inc.

Money Market Portfolio    Advantus Capital Management,
                          Inc.

Asset Allocation          Advantus Capital Management,
 Portfolio                Inc.

Mortgage Securities       Advantus Capital Management,
 Portfolio                Inc.

Index 500 Portfolio       Advantus Capital Management,
                          Inc.

Capital Appreciation      Advantus Capital Management,  Credit Suisse Asset
 Portfolio                Inc.                          Management, LLC

International Stock       Advantus Capital Management,  Templeton Investment
 Portfolio                Inc.                          Counsel, Inc.

Small Company Growth      Advantus Capital Management,  Credit Suisse Asset
 Portfolio                Inc.                          Management, LLC

Value Stock Portfolio     Advantus Capital Management,
                          Inc.

Small Company Value       Advantus Capital Management,  State Street Research &
 Portfolio                Inc.                          Management Company

Global Bond Portfolio     Advantus Capital Management,  Julius Baer Investment
                          Inc.                          Management Inc.

Index 400 Mid-Cap         Advantus Capital Management,
 Portfolio                Inc.

Macro-Cap Value           Advantus Capital Management,  J.P. Morgan Investment
 Portfolio                Inc.                          Management Inc.

Micro-Cap Growth          Advantus Capital Management,  Wall Street Associates
 Portfolio                Inc.

Real Estate Securities    Advantus Capital Management,
 Portfolio                Inc.

Franklin Templeton
 Variable Insurance
 Products Trust:

Templeton Developing      Templeton Asset Management
 Markets Securities       Ltd.
 Fund--Class 2 Shares

Templeton Asset Strategy  Templeton Investment
 Fund--Class 2 Shares     Council, Inc.

Franklin Small Cap        Franklin Advisers, Inc.
 Fund--Class 2 Shares

Fidelity Variable
 Insurance Products
 Funds:

Mid Cap Portfolio--       Fidelity Management &
 Service Class 2 Shares   Research

Contrafund Portfolio--    Fidelity Management &
 Service Class 2 Shares   Research

Equity-Income             Fidelity Management &
 Portfolio--Service       Research
 Class 2 Shares

Janus Aspen Series:

Capital Appreciation      Janus Capital
 Portfolio--Service
 Shares

International Growth      Janus Capital
 Portfolio--Service
 Shares

Warburg Pincus Trust:

Global Post-Venture       Credit Suisse Asset
 Capital Portfolio        Management, LLC


Additions, Deletions or Substitutions
  We reserve the right to add, combine or remove any sub-accounts of the Variable Life Account when permitted by law. Each additional sub-account will purchase shares in a new portfolio or mutual fund. Such sub-accounts may be established when, in our sole discretion, marketing, tax, investment or other conditions warrant such action. We will use similar considerations should there be a determination to eliminate one or more of the sub-accounts of the Variable Life Account. The addition of any investment option will be made available to existing policy owners on such basis as may be determined by us.

  We retain the right, subject to any applicable law, to make substitutions with respect to the investments of the sub-accounts of the Variable Life Account. If investment in a Fund Portfolio should no longer be possible or if we determine it becomes inappropriate for Policies of this class, we may substitute another mutual fund or portfolio for a sub-account. Substitution may be made with respect to existing policy values and future premium payments. A substitution may be made only with any necessary approval of the SEC.

  We reserve the right to transfer assets of the Variable Life Account as determined by us to be associated with the Policies to another separate account. A transfer of this kind may require the approvals of state regulatory authorities and of the SEC.

  We also reserve the right, when permitted by law, to de-register the Variable Life Account under the 1940 Act, to restrict or eliminate any voting rights of the policy owners, and to combine the Variable Life Account with one or more of our other separate accounts.

  Shares of the Portfolios of the Funds are also sold to other of our separate accounts, which are used to receive and invest premiums paid under our variable annuity contracts and variable life insurance policies. It is conceivable that in the future it may be disadvantageous for variable life insurance separate accounts and variable annuity separate accounts to invest in the Funds simultaneously. Although neither we nor the Funds currently foresee any such disadvantages either to variable life insurance policy owners or to variable annuity contract owners, the Funds' Boards of Directors intend to monitor events in order to identify any material conflicts between such policy owners and contract owners and to determine what action, if any, should be taken in response thereto.


  Such action could include the sale of Fund shares by one or more of the separate accounts, which could have adverse consequences. Material conflicts could result from, for example:

 . changes in state insurance laws

 . changes in federal income tax laws
 . changes in the investment management of any of the Portfolios of the Funds,
  or
 . differences in voting instructions between those given by policy owners and those given by contract owners.

Selection of Sub-Accounts
  You must make a choice as to how your net premiums are allocated among the various sub-accounts. In choosing, you should consider how willing you might be to accept investment risks and the manner in which your other assets are invested. The sub-accounts represent a broad range of investments available in the marketplace.

  The common stock sub-accounts differ depending on the types of stocks that make up the account. The focus of each account varies by the size of company, growth or value style, and U.S. versus international markets. Historically, for investments held over relatively long periods, the investment performance of common stocks has generally been superior to that of long-term or short-term debt securities, even though common stocks have been subject to more dramatic changes in value over short periods of time. Accordingly, the common stock sub-accounts may be more desirable options for policy owners who are willing to accept such short-term risks. These risks tend to be magnified in the sub-accounts investing in more aggressive stocks, smaller company stocks and international stocks. As an alternative to the actively managed sub-accounts, index sub-accounts are available which tend to match the risks and performance of those common stocks included in the underlying index.

  Some policy owners, who desire the greatest safety of principal may prefer the money market sub-account, recognizing that the level of short-term rates may change rather rapidly. Some policy owners may wish to rely on Advantus Capital's judgment for an appropriate asset mix by choosing the asset allocation sub-account.

The Guaranteed Principal Account
  The guaranteed principal account is a general account option. You may allocate net premiums and may transfer your actual cash value subject to Policy limitations to the guaranteed principal account which is part of our general account.

  Because of exemptive and exclusionary provisions, interests in our general account have not been registered under the Securities Act of 1933, and the general account has not been registered as an investment company under the 1940 Act. Therefore, neither the guaranteed principal account nor any interest therein are subject to the provisions of these Acts, and we have been advised that the staff of the SEC does not review disclosures relating to the guaranteed principal account. Disclosures regarding the guaranteed principal account may, however, be subject to certain generally applicable provisions of the Federal Securities Laws relating to the accuracy and completeness of statements made in prospectuses.

  This prospectus describes a Variable Adjustable Life insurance policy and is generally intended to serve as a disclosure document only for the aspects of the Policy relating to the sub-accounts of the Variable Life Account. For complete details regarding the guaranteed principal account, please see the Variable Adjustable Life Policy.

General Account Description Our general account consists of all assets owned by us other than those in the Variable Life Account and any other separate accounts which we may establish. The guaranteed principal account is that portion of our general assets which is attributable to this Policy and policies of this class, exclusive of policy loans. The description is for accounting purposes only and does not represent a division of the general account assets for the specific benefit of contracts of this class. Allocations to the guaranteed principal account become part of our general assets and are used to support insurance and annuity obligations. Subject to applicable law, we have sole discretion over the investment of assets of the general account. Policy owners do not share in the actual investment experience of the assets in the general account.

  You may allocate or transfer a portion or all of the net premiums to accumulate at a fixed rate of interest in the guaranteed principal account. We guarantee such amounts as to principal and a minimum rate of interest. Transfers from the guaranteed principal account to the sub-accounts of the Variable Life Account are subject to certain limitations with respect to timing and amount.

General Account Value We bear the full investment risk for amounts allocated to the guaranteed principal account and guarantees that interest credited to each policy owner's actual cash value in the guaranteed principal account will not be less than an annual rate of 4 percent without regard to the actual investment experience of the general account.

  We may, at our sole discretion, credit a higher rate of interest, "excess interest," although we are not obligated to credit interest in excess of 4 percent per year, and may not do so. Any interest credited on the Policy's actual cash value in the guaranteed principal account in excess of the guaranteed minimum rate per year will be determined at our sole discretion. You assume the risk that interest credited may not exceed the guaranteed minimum rate.

  Even if excess interest is credited to your actual cash value in the guaranteed principal account, we will not credit excess interest to that portion of the policy value which is in the loan account in the general account. However, such loan account will be credited interest at a rate which is not less than the policy loan interest rate minus 2 percent per annum.

                  Detailed Information about the
                         Variable Adjustable Life Insurance Policy
Adjustable Life Insurance

  This Policy is similar to our conventional life insurance product known as "adjustable life". This Policy, like conventional adjustable life insurance, permits you to determine the amount of life insurance protection you need and the amount of money you can afford to pay. Based on your selection of any two of the three components of a Policy--face amount, premium and plan--we will then calculate the third. Thus, adjustable life allows you the flexibility to custom-design a Policy to meet your needs. Theoretically, each Policy can be unique because of the different combinations of age, amount of life insurance protection and premium. In addition, adjustable life is designed to adapt to your changing needs and objectives by allowing you to change your Policy after issue. You may adjust the face amount and premium level, and thus the plan of insurance, subject to the limitations described herein, so long as the Policy remains in force.

Flexibility at Issue Subject to certain minimums, maximums and our underwriting standards, you may choose any level of premium or face amount that you wish. This flexibility results in a broad range of plans of insurance. Generally speaking, a plan of insurance refers to the level of cash value accumulation assumed in the design of the Policy and, for whole life plans, the period during which you will have to pay premiums.

  Whole life insurance plans provide life insurance in an amount at least equal to the initial face amount at the death of the insured whenever that occurs. Premiums may be payable for a specified number of years or for the life of the insured. Whole life insurance plans assume an eventual tabular cash value accumulation, at or before the insured's age 100, equal to the net single premium required for that face amount of insurance. The tabular cash value is described on page 16 and is shown in your Policy. The net single premium for a whole life insurance plan is the amount of money that is necessary, at the insured's attained age, to pay for all future guaranteed cost of insurance charges for the entire lifetime of the insured without the payment of additional premium. This determination assumes that the current face amount of the Policy will be constant and that the Policy will perform at its assumed rate of return.

  Protection insurance plans provide life insurance in an amount at least equal to the initial face amount for a specified period. After the initial protection period, there is insurance coverage in a reduced amount on the life of the insured. Protection plans of insurance assume the exhaustion of the tabular cash value at the end of the initial protection period, except for the cash value associated with the reduced amount of insurance coverage at the end of the initial protection period.

  The larger the premium you pay, the larger the policy values you may expect to be available for investment in the Fund Portfolios, and, for whole life plans of insurance, the shorter the period of time during which you will have to pay premiums. Under the Policy, the highest premium amount permitted at the time of issue, or the maximum plan of insurance, for a specific face amount is one which will provide a fully paid-up Policy after the payment of ten annual premium payments. A Policy becomes paid-up when its policy value is such that no further premiums are required to provide the face amount of insurance until the death of the insured, provided there is no policy indebtedness.

  Whole life plans may become paid-up upon the payment of a designated number of annual premiums or at a designated age of the insured. If you select a premium level for a specific face amount which would cause the Policy to become paid-up at other than a policy anniversary, you will be required to pay scheduled premiums until the policy anniversary immediately following the date the Policy is scheduled to become paid-up.
The Policy will be issued with a scheduled increase in face amount to reflect the fact that the scheduled premiums were in excess of the premiums required to have a paid-up Policy for the initial face amount of coverage.

  If you select a premium amount which is less than the premium required for a whole life plan of insurance or, in other words, if you select a protection plan of insurance, premiums will be payable for the life of the insured or to age 100, but the guaranteed face amount of insurance provided by the Policy will not be level during the life of the insured. The initial face amount will be in effect until the Policy's tabular cash value, i.e., the cash value which is assumed in designing the Policy and which would be guaranteed in a conventional fixed-benefit policy, is exhausted. At that time a lower amount of insurance will become effective. This is called the scheduled reduction in face amount. The reduced face amount is calculated on the basis of the continued payment of the scheduled premiums and a whole life plan of insurance. The result is that the Policy, on issue, will have an initial guaranteed death benefit extending to a stated date; after that date, a lower death benefit is guaranteed for the life of the insured.

  At the time of the scheduled reduction in face amount, we will adjust your Policy as described in the policy adjustment section of this prospectus. If the policy value (the actual cash value plus the amount of any loan) is greater than the tabular cash value, the adjustment will result in either a smaller reduction in the face amount or a scheduled reduction in face amount occurring at a later date.

  For example, if a standard risk VAL '95 Policy were issued with a face amount of $100,000 and an annual premium of $926, the plan of insurance for a male non-smoker insured age 45 at issue would be full coverage until age 65, at which time the face amount would be reduced to $14,701 guaranteed for the whole of life. If we assume a hypothetical net annual investment return of 6 percent, the Cash Option death benefit, current mortality charges, no loans, and no policy adjustments, the policy value of the Policy at age 65 would be $14,613. Based on this policy value, a whole life plan, and the continued payment of the $926 premium, the face amount would be reduced to $39,983 guaranteed thereafter for the whole of life.

  The table below shows the policy values and death benefits for the Policy described in the above example, if the scheduled reduction is allowed to occur, which is twenty years after issue.

                              Scheduled Reduction

                                                                               Guaranteed
                                             Policy            Death            Minimum
                                              Value           Benefit            Death
Policy      Attained         Annual          End of          Beginning         Benefit at
 Year         Age            Premium          Year            of Year            Issue
------      --------         -------         ------          ---------         ----------
   5           50             $926           $ 2,038         $100,000           $100,000
  10           55              926             5,662          100,000            100,000
  15           60              926            10,059          100,000            100,000
  20           65              926            14,613          100,000            100,000
  21           66              926            16,116           39,983             14,701
  22           67              926            17,709           39,983             14,701
  23           68              926            19,402           39,983             14,701
  24           69              926            21,203           39,983             14,701
  25           70              926            23,124           39,983             14,701

  Alternately, for the VAL '95 Policy above we will make a policy adjustment effective the same date as the scheduled reduction to maintain the $100,000 face amount and the $926 premium. The new guaranteed plan of insurance would be full coverage until age 73, at which time the face amount would be reduced to not less than $11,871, again with the face amount guaranteed for the whole of life.

  The following table shows the policy values and death benefits when a policy adjustment to maintain the initial face amount is automatically done after twenty years.

                            Policy Adjustment

                                                                               Guaranteed
                                             Policy            Death            Minimum
                                              Value           Benefit            Death
Policy      Attained         Annual          End of          Beginning          Benefit
 Year         Age            Premium          Year            of Year          Adjustment
------      --------         -------         ------          ---------         ----------
   5           50             $926           $ 2,038         $100,000           $100,000
  10           55              926             5,662          100,000            100,000
  15           60              926            10,059          100,000            100,000
  20           65              926            14,613          100,000            100,000
  21           66              926            15,501          100,000            100,000
  22           67              926            16,372          100,000            100,000
  23           68              926            17,222          100,000            100,000
  24           69              926            18,041          100,000            100,000
  25           70              926            18,819          100,000            100,000

  The lowest annual base premium allowed for any plan of insurance is $300. Subject to this limitation, the lowest premium you may choose for any specific amount of life insurance protection is a premium which will provide a level death benefit for a period which shall be the longer of ten years from the policy issue date or five years from the date of a policy adjustment. If the insured's age at original issue is over age 55, the minimum plan of protection will be less than ten years, as described in the table below:

                                                                  Minimum Plan
 Issue Age                                                         (in years)
 ---------                                                        ------------
     56                                                                9
     57                                                                8
     58                                                                7
     59                                                                6
60 or greater                                                          5

  This is the minimum plan of insurance for any given face amount. The minimum initial face amount on a Policy is $50,000.

Policy Adjustments

  Adjustable life insurance policies allow you to change the premium, face amount or the plan of insurance of the Policy after it is issued. Subject to the limitations described more fully below, you can at any time change the face amount of your Policy or your scheduled premium. A change in scheduled premium or face amount will usually result in a change in the plan of insurance. Depending upon the change you request, the premium paying period may be lengthened or shortened for whole life plans or the plan may be converted from a whole life plan to a protection type plan which provides for a scheduled reduction in face amount at a future date. For Policies having a protection type plan, a change in face amount or premium may convert the Policy to a whole life plan by eliminating the scheduled decrease in face amount or it may change the time at which the decrease is scheduled to occur.

  Changes in premium, face amount or the plan of insurance are referred to as policy adjustments. They may be made singly or in combination with one another.

  There are also four other types of policy adjustments:

(1) a partial surrender of a Policy's cash value;
(2) an adjustment so that there are no further scheduled base premiums;
(3) an automatic adjustment at the point when the face amount is scheduled to decrease; and
(4) an automatic adjustment made under VAL '95 at the policy anniversary nearest the insured's age 70.

  When a Policy is adjusted, we compute a new plan of insurance, face amount or premium amount, if any. Certain adjustments may cause a Policy to become a modified endowment contract. See "Federal Tax Status" for a description of the federal tax treatment of modified endowment contracts.

  In computing either a new face amount or new plan of insurance as a result of an adjustment, we will make the calculation on the basis of the higher of the Policy's "policy value" or its "tabular cash value" at the time of the change. The "policy value" is the actual cash value of the Policy plus the amount of any policy loan, while the "tabular cash value" is what the actual cash value of the Policy would have been if all scheduled premiums were paid annually on the premium due date, there were no policy adjustments or policy loans, any percentage increase in the actual cash value matched the Policy's assumed rate of return, the net investment experience of the sub-accounts selected by the owner or the interest credited to the guaranteed principal account matched the policy's assumed rate of return, the maximum cost of insurance charges were deducted once at the end of the policy year and other charges provided for in the Policy were deducted. See, for a further description of these values, the section "Policy Values" in this prospectus on page 24. If the policy value is higher than the tabular cash value, a policy adjustment will translate the excess value into enhanced insurance coverage, as either a higher face amount or an improved plan of insurance. If the policy value is less than the tabular cash value, use of the tabular cash value ensures that the Policy's guarantee of a minimum death benefit is not impaired by the adjustment.

  Any adjustment will result in a redetermination of a Policy's tabular cash value. After adjustment, the tabular cash value shall be equal to the greater of the policy value or the tabular cash value prior to that adjustment, plus any nonrepeating premium paid at the time of the adjustment and minus the amount of any partial surrender made at the time of the adjustment.

  On adjustment, you may request a new Policy face amount. In the absence of instructions to the contrary, we will calculate the face amount after adjustment depending on the Policy's death benefit option, the type of adjustment, and whether the Policy is a VAL '95 or a VAL '87. With both VAL '87 and VAL '95, if the Policy has the Cash Option death benefit the new face amount will be equal to the face amount of the Policy less the amount of any partial surrender made as part of the adjustment. With a VAL '87 Policy with the Protection Option death benefit and with the Amended VAL '95 Protection Option after age 70, the face amount after adjustment shall be equal to the death benefit provided by the Policy immediately prior to the adjustment less the amount of any partial surrender made as part of the adjustment. With a VAL '95 Policy with the Protection Option death benefit before age 70, the face amount after adjustment will be equal to the face amount of the Policy immediately prior to the adjustment.

  To illustrate the operation of an adjustment, consider a standard risk VAL '95 Policy issued with a face amount of $100,000 and an annual premium of $926 to a male non-smoker insured age 45. If we assume a hypothetical net annual investment return of 6 percent, the Protection Option death benefit, current mortality charges, no loans, and no policy adjustments, the policy value of the Policy at age 50 would be $2,023 and the Policy's tabular cash value would be $1,680. Assume the owner requests a policy adjustment to increase the scheduled premium to $1,500, but does not specify the face amount. As described above, we compare the policy value less the charge on adjustment to the tabular cash value to determine the policy value to be used in the plan of insurance calculation. In this example, the policy value (less the charge on adjustment) is greater than the tabular cash value, so the policy value is used. The tabular cash value is then set equal to the policy value. The policy adjustment would therefore result in a face amount of $100,000, a scheduled premium of $1,500, and a plan of insurance of full coverage until age 74, at which time the face amount would be scheduled to reduce to $14,712.
  The table below shows the tabular cash values, policy values and death benefits for the first ten years of the example described.

                              End of Year
Policy   Attained   Annual      Tabular     End of Year    Beginning of Year
 Year      Age      Premium   Cash Value    Policy Value     Death Benefit
------   --------   -------   -----------   ------------   -----------------
   1        46      $  926      $    0         $   11          $100,000
   2        47         926         437            468           100,011
   3        48         926         865            929           100,468
   4        49         926       1,280          1,448           100,929
   5        50         926       1,680          2,023           101,448
   6        51       1,500       2,789          2,849           102,023
   7        52       1,500       3,712          3,930           102,849
   8        53       1,500       4,627          5,117           103,930
   9        54       1,500       5,531          6,402           105,117
  10        55       1,500       6,415          7,778           106,402

  Adjustments can be made on any monthly anniversary of the policy date. You may request a policy adjustment by completing an application for adjustment. Adjustments will not apply to any additional benefit agreements which are attached to your Policy. Any adjustment will be effective on the date that it is approved by us and recorded at our home office.

  All of these changes may be accomplished under a single Policy. There is no need to surrender the Policy or purchase a new one simply because of a change in your insurance needs. Whenever adjustments are made, new policy information pages will be provided. These pages state the new face amount, scheduled premium, plan of insurance, attained age and tabular cash value.

Restrictions on Adjustments An adjustment must satisfy certain limitations on premiums, face amount and plan. Other limitations on adjustments and combinations of adjustments may also apply. The current limits on adjustments are those described here. We reserve the right to change these limitations from time to time.

(1) Any adjustment for a change of premium must result in a change of the annual premium of at least $100. Currently, we will waive this limitation for changes in premium which are the result of a face amount change under the Cost of Living Agreement.

(2) Any Policy adjustment, other than a change to a stop premium, must result in a Policy with an annual base premium of at least $300.

(3) Any adjustment for a change of the face amount must result in a change of the face amount of at least $5,000, except for face amount changes which are the result of a Cost of Living Agreement change, a partial surrender under the Policy or face amount changes which are required to satisfy limitations pertaining to plans of insurance.

(4) After age 85, increases in face amount requiring evidence of insurability may not be allowed.

(5) An adjustment may not result in more than a paid-up whole life plan for the then current face amount.

(6) Any adjustment involving an increase in premium may not result in a whole life plan of insurance requiring the payment of premiums for less than ten years or to age 100, if less.
(7) After adjustment, other than an automatic adjustment at the point when the face amount is scheduled to decrease, an automatic adjustment made under VAL '95 at the insured's age 70, or adjustment to stop premium, the Policy must provide a level face amount of insurance to the next policy anniversary after the later of: (a) five years from the date of adjustment; or (b) ten years from the date of issue. If the insured's age at original issue is over age 55, the minimum plan of protection will be less than ten years from the policy issue date, as described on page 15.
(8) An automatic adjustment at the point when the face amount is scheduled to decrease or an adjustment to stop premium requires that a Policy have an actual cash value at the time of the adjustment as would be sufficient to keep the Policy in force until the next policy anniversary.

(9) If you are disabled and receiving, or are entitled to receive, waiver of premium benefits under a Waiver of Premium Agreement attached to this Policy, no adjustments will be permitted, except as provided in the Waiver of Premium Agreement.

Example As an example of the operation of the plan limitation on policy adjustment, assume a minimum plan VAL '95 Policy issued to a standard non-smoker risk male at age 40 with a level face amount of $100,000 for a period of ten years (until age 50) on a protection type plan for an annual premium of $428. Assume also that the Policy has a policy value equal at all times to its tabular cash value. If at the end of five years (at age 45) the policy owner wished to decrease the premium so as to reduce the period before a scheduled reduction in face amount took place from age 50 to age 49, the adjustment would not be allowed because a face amount decrease at age 49 would be only four years from the date of the policy adjustment, and nine years from the date of issue (see limitation 7). On the other hand, if the owner wished to postpone a scheduled reduction in face amount until age 65 by increasing the premium of the Policy to $835 for the same initial face amount, the adjustment would be permitted because the face amount decrease would occur 25 years from the original issue date and 20 years from the date of adjustment, both periods of time which are within the policy adjustment limitations on plans of insurance.

  The plan limitations apply for each type of adjustment. Consider a situation similar to the one above except that the Policy has an initial face amount of $200,000. In that case the annual premium for a minimum plan of ten years (before the scheduled reduction in face amount) would be $800. If the policy owner wished to make a partial surrender of $500 at the end of five years, the surrender would not be permitted without either an increase in premium or a further reduction in face amount, since the annual premium of $800 would support the adjusted face amount of $199,500 for only two more years from the point of adjustment. This resulting plan would be less than the minimum plan of five years. If the owner elected to increase the premium in order to maintain the new face amount of

$199,500, the new premium would have to be sufficient to continue the new face amount for an additional five years from the policy adjustment date.

  Similarly, if the owner requested a reduction in face amount below $199,500 in order to satisfy the limitations pertaining to plans of insurance, the new face amount would have to continue for an additional five years, which is ten years from the date the Policy was issued. As indicated, a face amount change made for the purpose of bringing an adjustment into compliance with the plan limitation will not be subject to the usual minimum face amount change requirement of $5,000. A partial surrender may often require a reduction in face amount by more than the amount of the surrender in order to satisfy plan limitations.

Proof of Insurability We require proof of insurability for all adjustments resulting in an increase in face amount, except for increases made pursuant to an additional benefit agreement. In addition, except for partial surrenders to pay substandard risk premiums, we require proof of insurability for partial surrenders where, at the request of the policy owner, no reduction is made in the Policy's death benefit. Decreases in face amount or premium and increases in premium not resulting in any increase in death benefit do not require evidence of insurability. With VAL '87, the payment of a nonrepeating premium will require evidence of insurability when the Protection Option death benefit option is in effect or if the Policy is paid-up at the time of payment. With VAL '95, we may require evidence of insurability when a nonrepeating premium is paid if the death benefit of your Policy increases as a result of the payment of a nonrepeating premium.

Charges in Connection with Policy Adjustments In connection with a policy adjustment, we will make a special $25 charge to cover the administrative costs associated with processing the adjustment. If, however, the only policy adjustment is a partial surrender, the transaction charge shall be the lesser of $25 or 2 percent of the amount surrendered. In addition, because of the underwriting and selling expenses anticipated for any change resulting in an increase in premium, we will assess a new first year sales load on any increase in premium on adjustment. We will also assess an underwriting charge on any increase in face amount requiring evidence of insurability. See, for a further description of these charges, the section "Policy Charges" in this prospectus on page 31. Limiting the first year sales load and underwriting charge to the increased premium or face amount is in substance the equivalent of issuing a new Policy for the increase.

  The chart below illustrates the effects of certain policy adjustments:

   ADJUSTMENT                          EFFECT


  Decrease the current face amount and keep   a scheduled decrease in the current
  the premiums the same                       face amount, if any, will take place at
                                              a later policy anniversary
                      OR                                   OR
  Keep the current face amount and increase   a scheduled decrease in the face
  the premiums                                amount will be eliminated
                                                           OR
                                              the premium paying period will be
                                              shortened

--------------------------------------------------------------------------------

  Increase the current face amount and keep   a scheduled decrease in the current
  the premiums the same                       face amount, if any, will take place at
                                              an earlier policy anniversary
                      OR                                   OR
  Keep the current face amount and decrease   a scheduled decrease in the face
  the premiums                                amount will occur
                      OR                                   OR
  Make a partial surrender and keep the       the premium paying period will be
  premiums and face amount the same           lengthened

--------------------------------------------------------------------------------

  Stop base premium and keep the face         a scheduled decrease in the current
  amount the same                             face amount, if any, will take place at
                                              an earlier policy anniversary and no
                                              insurance will be provided after the
                                              decrease
                                                           OR
                                              a scheduled decrease in the face
                                              amount will occur. However, you must
                                              continue to pay the charge for a sub-
                                              standard risk, or your Policy will lapse

Applications and Policy Issue

  Persons wishing to purchase a Policy must send a completed application to us at our home office. The minimum face amount we will issue on a Policy is $50,000 and we require an annual base premium on each Policy of at least $300. The minimum plan of insurance at policy issue is a protection plan which has a level death benefit for a period of ten years. If the insured's age at original issue is over age 55, the minimum plan of protection will be less than ten years from the Policy date, as described on page 15. The Policy must be issued on an insured no more than age 85. Before issuing any Policy, we require evidence of insurability satisfactory to us, which in some cases will require a medical examination present a lower mortality risk. Persons who satisfy the underwriting requirements are offered the most favorable premium rates, while a higher premium is charged to persons with a greater mortality risk. Acceptance of an application is subject to our underwriting rules and we reserve the right to reject an application for any reason.

  If we accept an application, accompanied by a check for all or at least one-twelfth of the annual premium, the policy date will be the issue date, which is the date the decision to accept the application and issue the Policy is made. The policy date will be used to determine subsequent policy anniversaries and premium due dates.

  If we accept an application not accompanied by a check for the initial premium, a Policy will be issued with a policy date which is 15 days after the issue date. We have determined 15 days to be the normal time during which delivery of the Policy is expected to occur. We or our agent must receive the initial premium within 60 days after the issue date. No life insurance coverage is provided until the initial premium is paid. If the initial premium is paid after the policy date (and the policy date is not changed as described below), you will have paid for insurance coverage during a period when no coverage was in force. Therefore, in such circumstance you should consider requesting a current policy date, i.e., the date on which our home office receives the premium. You will be sent updated policy pages to reflect the change in policy date. This request should be made at or prior to the time you pay the initial premium.

  In certain circumstances it may be to your advantage to have the policy date be the same as the issue date in order to preserve an issue age on which premium rates are based. In that case, all premiums due between the issue date and the date of delivery of the Policy must be paid on delivery.

  When the Policy is issued, the face amount, premium, tabular cash values and a listing of any supplemental agreements are stated on the policy information pages of the policy form, page 1.

Policy Premiums
  The Policies have a level premium throughout the life of the insured or until the Policy becomes paid-up. We guarantee that we will not increase the amount of premiums for a Policy in force. Subject to the limitations discussed under the heading "Restrictions on Adjustments" in this prospectus on page 17, you may choose to adjust the Policy at any time and alter the amount of future premiums.

  The premium required for a Policy will depend on the Policy's initial face amount, the plan of insurance, the insured's age at issue, sex, risk classification, smoking status and the additional benefits associated with the Policy.

  The first premium is due as of the policy date and must be paid on or before the date your Policy is delivered. Between the date we receive an initial premium for the Policy, either a full first premium or a partial premium, and the date insurance coverage commences under the Policy, the life of the insured may be covered under the terms of a conditional insurance agreement. All scheduled premiums after the first premium are payable on or before the date they are due and must be mailed to us at our home office. In some cases, you may elect to have premiums paid under our automatic payment plan through pre-authorized transfers from a bank checking account or such other account as your bank approves.

  Scheduled premiums on the Policy are payable during the insured's lifetime on an annual, semi-annual or quarterly basis on the due dates set forth in the Policy. You may also pay scheduled premiums monthly if you make arrangements for payments through an automatic payment plan established through your bank or if you meet the requirements to establish a payroll deduction plan through your employer. A scheduled premium may be paid no earlier than twenty days prior to the date that it is due. For premiums paid after the due date, see the paragraph following the heading "Lapse" in this section of the prospectus.

  With VAL '87, charges for additional benefits are deducted from premiums to calculate base premiums. From base premiums we deduct charges assessed against premiums and nonrepeating premiums, to calculate net premiums. With VAL '95, charges for additional benefits and for sub-standard risks are deducted from premiums to calculate base premiums. From base premiums we deduct charges assessed against premiums and nonrepeating premiums to calculate net premiums.

  Net premiums are allocated to the guaranteed principal account or sub-accounts of the Variable Life Account which, in turn, invest in Fund shares.

  You make your selection on your application for the Policy. You may change your allocation instructions for future premiums by giving us a written request or by calling us at 1-800-277-9244 between the hours of 8:00 a.m. and 4:30 p.m. Central time, our regular business hours. The allocation to the guaranteed principal account or to any sub-account of the Variable Life Account must be at least 10 percent of the net premium. We reserve the right to delay the allocation of net premiums to named sub-accounts for a period of up to 30 days after Policy issue or an adjustment. In no event will any delay extend beyond the free look period applied to the Policy in the state in which it is issued. If we exercise this right, net premiums will be allocated to the Money Market sub-account until the end of that period. This right, which has not been implemented to date, will be exercised by us only when we believe economic conditions make such an allocation necessary to reduce market risk during the free look period.

  We reserve the right to restrict the all ocation of premiums to the guaranteed principal account. If we do so, no more than 50 percent of the net premium may be allocated to the guaranteed principal account. Currently, we do not exercise such a restriction, and this restriction is not applicable when you are allocating all of your premiums to the guaranteed principal account as a conversion privilege.

  Nonrepeating Premiums The Policy also allows a policy owner to pay a premium called a nonrepeating premium. This payment of premium is in addition to the scheduled premium payments called for by the terms of the Policy. While the payment of a nonrepeating premium does not cause an adjustment to the Policy, any such payment will be reflected in the tabular cash value of the Policy at issue or upon any later adjustment. The payment of a nonrepeating premium will increase the policy values you have available for investment in the Fund. With VAL '95, we may impose additional restrictions or refuse to permit nonrepeating premiums in our discretion.

   The maximum nonrepeating premium we will accept is the amount sufficient to change your Policy to a paid-up whole life policy for the then current face amount. The minimum nonrepeating premium is $500.

  We will bill annually, semi-annually or quarterly for nonrepeating premiums if a Policy has a base annual premium of at least $2,400 and if the total amount billed for nonrepeating premiums is at least $600. You may also arrange for monthly payments through an automatic payment plan established through your bank; in this situation, your base annual premium must be at least $2,400 and each nonrepeating premium must be at least $50.

  The payment of a nonrepeating premium may have federal income tax consequences. See the heading "Federal Tax Status" in this prospectus on page 38.

Paid-Up Policies A Policy is paid-up when no additional premiums are required to provide the face amount of insurance for the life of the insured. We may or may not accept additional premiums. When a Policy becomes paid-up, the policy value will then equal or exceed the net single premium needed to purchase an amount of insurance equal to the face amount of the Policy at the insured's then attained age. However, its actual cash value will continue to vary daily to reflect the investment experience of the Variable Life Account and any interest credited as a result of a policy loan. Once a Policy becomes paid-up, it will always retain its paid-up status regardless of any subsequent decrease in its policy value. However, on a paid-up Policy with indebtedness, where the actual cash value decreases to zero, a loan repayment may be required to keep the Policy in force. See the discussion in this prospectus under the heading "Policy Loans," below.

  We will make a determination on each policy anniversary as to whether a Policy is paid-up. When a Policy becomes paid-up, we will send you a notice.

Lapse Your Policy may lapse in one of two ways: (1) if a scheduled premium is not paid; or (2) if there is no actual cash value when there is a policy loan.

  As a scheduled premium policy, your Policy will lapse if a premium is not paid on or before the date it is due or within the 31-day grace period provided by the Policy. You may pay that premium during the 31-day period immediately following the premium due date. Your premium payment, however, must be received in our home office within the 31-day grace period. The insured's life will continue to be insured during this 31-day period.

  With VAL '95, if a Policy covers an insured in a sub-standard risk class, the portion of the scheduled premium equal to the charge for such risk will continue to be payable notwithstanding the adjustment to a stop premium mode. As with any scheduled premium, failure to pay the premium for the sub-standard risk within the grace period provided will cause the Policy to lapse.

  If scheduled premiums are paid on or before the dates they are due or within the grace period, absent any policy loans, the Policy will remain in force even if the investment results of the sub-accounts have been so unfavorable that the actual cash value has decreased to zero. However, should the actual cash value decrease to zero while there is an outstanding policy loan the Policy will lapse, even if the Policy was paid-up and all scheduled premiums had been paid.

  If the Policy lapses because not all scheduled premiums have been paid or if a Policy with a policy loan has no actual cash value, we will send you a notice of default that will indicate the payment required to keep the Policy in force on a premium paying basis. If the payment is not received within 31 days after the date of mailing the notice of default, the Policy will terminate or the nonforfeiture benefits will apply. For more information on lapse, see "Avoiding Lapse" below.

  If at the time of any lapse a Policy has a surrender value, that is, an amount remaining after subtracting from the actual cash value all unpaid policy charges, we will use it to purchase extended term insurance. The extended term benefit is a fixed life insurance benefit calculated on the 1980 Commissioners Standard Ordinary Mortality Tables with 4 percent interest. As an alternative to the extended term insurance, you may have the surrender value paid to you in a single sum payment, thereby terminating the Policy. Unless you request a single sum payment of your surrender value within 62 days of the date of the first unpaid premium, we will apply it to purchase extended term insurance on the insured's life.

  We determine the duration of the extended term benefit by applying the surrender value of your Policy as of the end of the grace period as a net single premium to buy fixed benefit term insurance. The extended term benefit is not provided through the Variable Life Account and the death benefit will not vary during the extended term insurance period. The amount of this insurance will be equal to the face amount of your Policy, less the amount of any policy loans at the date of lapse. During the extended term period a Policy has a surrender value equal to the reserve for the insurance coverage for the remaining extended term period. At the end of the extended term period all insurance provided by your Policy will terminate and the Policy will have no further value.

  You may arrange for automatic premium loans to keep the Policy in force in the event that a scheduled premium payment is not made. For more information on this option, please see the heading "Policy Loans" in this prospectus on page 28.

Reinstatement At any time within three years from the date of lapse you may ask us to restore your Policy to a premium paying status unless the Policy terminated because the surrender value has been paid. We will require:

(1) your written request to reinstate the Policy;
(2) that you submit to us at our home office during the insured's lifetime evidence satisfactory to us of the insured's insurability so that we may have time to act on the evidence during the insured's lifetime; and
(3) at our option a premium payment which is equal to all overdue premiums with interest at a rate not to exceed 6 percent per annum compounded annually and any policy loan in effect at the end of the grace period following the date of default with interest at a rate not exceeding 8 percent per annum compounded annually. At the present time we do not require the payment of all overdue premiums, or the payment of interest on reinstated loans.

Avoiding Lapse If your Policy has sufficient loan value, you can avoid a lapse due to the failure to pay a scheduled premium by arranging for an automatic premium loan. The effect of a policy loan on policy values and the restrictions applicable thereto are described under the caption "Policy Loans" on page 28 of this prospectus. An automatic premium loan is particularly advantageous for a policy owner who contemplates early repayment of the amount loaned, since it permits the policy owner to restore policy values without additional sales and underwriting charges. Automatic premium loans for the long term are generally not advantageous.

  You may also avoid a lapse by adjusting your Policy to a zero base premium. We call this the stop premium mode. We will use the greater of your policy value or tabular cash value to determine a new plan of insurance based on the greater of the then current face amount or death benefit of the Policy and the assumption that no further premiums will be paid. The new plan may be a term or protection plan, but unlike other term plans there will be no reduced face amount of coverage at the end of the protection period, because no further premiums will be payable. If at that time the Policy has a surrender value, we will use it to purchase extended term coverage or we will pay it to you in a single sum thereby terminating the Policy.

  The insurance coverage resulting from an adjustment to a stop premium mode is similar to the coverage available under the extended term option. Under both, the coverage is available only for a limited period of time. There are, however, fundamental differences between the two. Extended term coverage is a fixed benefit with fixed cash values providing a longer guaranteed period of coverage than the same amount applied as a stop premium. The stop premium mode provides variable insurance with an actual cash value and, under the Protection Option, a death benefit that will vary with the actual cash value. Because the actual cash value continues to exist, we will continue to assess policy charges against the actual cash value while the Policy is on stop premium. Moreover with VAL '95, if a Policy covers an insured in a sub-standard risk class, the portion of the scheduled premium equal to the charge for such risk will continue to be payable.

  There are also other differences which should be considered. In general, if you contemplate resuming premium payments at a future date, the stop premium mode may be more desirable in that you may resume premium payments at any time without evidence of insurability. The reinstatement option available during the extended term period requires proof of insurability and must be exercised within three years following the date of lapse.

  If you do not contemplate resuming premium payments, your choice between permitting your Policy to lapse and adjusting it to a stop premium mode should depend on, first, whether the surrender value of your Policy at that time exceeds its tabular cash value and, second, whether you expect your Policy's policy value to exceed its tabular cash value in the future. If at the time of possible lapse your Policy's surrender value is less than its tabular cash value, you should consider adjusting to a stop premium mode because the period of insurance coverage will be based on the higher tabular cash value while the period of extended term coverage upon lapse would be computed on the basis of the lower surrender value. If the two values are the same, the period of guaranteed coverage under the extended term option will be longer than under the stop premium mode. Thus, you should be sure that the benefit of using the higher tabular cash value is not offset by the shorter period of guaranteed insurance coverage usually resulting from the stop premium mode.

  On the other hand, if the surrender value of your Policy exceeds its tabular cash value, you should evaluate the benefit of a guaranteed longer period of insurance coverage under the extended term option against the possibility of longer coverage under the stop premium mode. With the stop premium mode there may be an available policy value at the end of the plan which could be used to continue the face amount of the Policy to a later time than provided under the extended term option. In considering this possibility, you should keep in mind that a Policy with the Cash Option death benefit is more likely to have a higher policy value than a comparable Policy with the Protection Option death benefit.

Policy Values

  The Policy has an actual cash value which varies with the investment experience of the guaranteed principal account and the sub-accounts of the Variable Life Account.

  The actual cash value equals the Policy's interest in the guaranteed principal account and the sub-accounts of the Variable Life Account is known as its actual cash value. It is determined separately for your guaranteed principal account actual cash value and for your separate account actual cash value. The separate account actual cash value will include all sub-accounts of the Variable Life Account.

  Unlike a traditional fixed benefit life insurance policy, a Policy's actual cash value cannot be determined in advance, even if scheduled premiums are made when required, because the separate account actual cash value varies daily with the investment performance of the sub-accounts. Even if you continue to pay scheduled premiums when due, the separate account actual cash value of a Policy could decline to zero because of unfavorable investment experience and the assessment of charges. Upon request, we will tell you the actual cash value of your Policy. We will also send you a report each year on the policy anniversary advising you of your Policy's actual and tabular cash values, the face amount and the death benefit as of the date of the report. It will also summarize Policy transactions during the year. The information will be current as of a date within two months of its mailing.

  The guaranteed principal account actual cash value is the sum of all net premium payments allocated to the guaranteed principal account. This amount will be increased by any interest, dividends, loan repayments, policy loan interest credits and transfers into the guaranteed principal account. This amount will be reduced by any policy loans, unpaid policy loan interest, partial surrenders, transfers into the sub-accounts of the Variable Life Account and charges assessed against your guaranteed principal account actual cash value. We will credit interest on the guaranteed principal account actual cash value of your Policy. Interest is credited daily at a rate of not less than 4 percent per year, compounded annually. We guarantee this minimum rate for the life of the Policy without regard to the actual experience of the general account. As conditions permit, we will credit additional amounts of interest to the guaranteed principal account actual cash value. Your guaranteed principal account actual cash value is guaranteed by us. It cannot be reduced by any investment experience of the general account.

  We determine each portion of a Policy's separate account actual cash value separately. The separate account actual cash value is not guaranteed. We determine the separate account actual cash value by multiplying the current number of sub-account units credited to a Policy by the current sub-account unit value. A unit is a measure of your Policy's interest in a sub-account. The number of units credited with respect to each net premium payment is determined by dividing the portion of the net premium payment allocated to each sub-account by the then current unit value for that sub-account. The number of units so credited is determined as of the end of the valuation period during which we receive your premium at our home office.

  Once determined, the number of units credited to your Policy will not be affected by changes in the unit value. However, the number will be increased by the allocation of subsequent net premiums, nonrepeating premiums, dividends, loan repayments, loan interest credits and transfers to that sub-account. The number of units will be decreased by policy charges to the sub-account, policy loans and loan interest, transfers from that sub-account and partial surrenders from that sub-account. The number of units will decrease to zero on a policy surrender, the purchase of extended term insurance or termination.

  The unit value of a sub-account will be determined on each valuation date. The amount of any increase or decrease will depend on the net investment experience of that sub-account. The value of a unit for each sub-account was originally set at $1.00 on the first valuation date. For any subsequent valuation date, its value is equal to its value on the preceding valuation date multiplied by the net investment factor for that sub-account for the valuation period ending on the subsequent valuation date.

  The net investment factor for a valuation period is: the gross investment rate for such valuation period, less a deduction for the mortality and expense risk charge under this Policy which is assessed at an annual rate of .50 percent against the average daily net assets of each sub-account of the Variable Life Account. The gross investment rate is equal to:

(1) the net asset value per share of a Fund share held in the sub-account of the Variable Life Account determined at the end of the current valuation period; plus
(2) the per share amount of any dividend or capital gain distributions by the Funds if the "ex-dividend" date occurs during the current valuation period; with the sum divided by

(3) the net asset value per share of that Fund share held in the sub-account determined at the end of the preceding valuation period.

  We determine the value of the units in each sub-account on each day on which the Portfolios of the Funds are valued. The net asset value of the Funds' shares is computed once daily, and, in the case of the Money Market Portfolio, after the declaration of the daily dividend, as of the primary closing time for business on the New York Stock Exchange (as of the date hereof the primary close of trading is 3:00 p.m. (Central time), but this time may be changed) on each day, Monday through Friday, except:

(1) days on which changes in the value of the Funds' portfolio securities will not materially affect the current net asset value of the Funds' shares,

(2) days during which no Funds' shares are tendered for redemption and no order to purchase or sell the Funds' shares is received by the Funds, and
(3) customary national business holidays on which the New York Stock Exchange is closed for trading.

  Although the actual cash value for each Policy is determinable on a daily basis, we update our records to reflect that value on each monthly anniversary. We also make policy value determinations on the date of the insured's death and on a policy adjustment, surrender, and lapse. When the policy value is determined, we will assess and update to the date of the transaction those charges made against your actual cash value, namely the administration charge of $60 per year and the cost of insurance charge (and, for VAL '87 any charge for sub-standard risks). Increases or decreases in policy values will not be uniform for all Policies but will be affected by policy transaction activity, cost of insurance charges, (charges for sub-standard risks for VAL '87) and the existence of policy loans.

  To illustrate the operation of the Policy under various assumptions, we have prepared several tables, along with additional explanatory text, that may be of assistance. For these tables, please see Appendix A, "Illustrations of Policy Values, Death Benefits and Premiums," found on page A-1 of this prospectus. For additional information about the Policy's cash value, please see Appendix B, "Understanding How Premium Becomes Cash Value," found on page B-1 of this prospectus.

Transfers The Policy allows for transfers of the actual cash value between the guaranteed principal account and the Variable Life Account or among the sub-accounts of the Variable Life Account. You may request a transfer at any time while the Policy remains in force or you may arrange in advance for systematic transfers; systematic transfers are transfers of specified dollar or unit value amounts to be made periodically among the sub-accounts and the guaranteed principal account, subject to a maximum of 20 accounts. The amount to be transferred to or from a sub-account or the guaranteed principal account must be at least $250. If the actual cash value is less than $250, the entire actual cash value attributable to that sub-account or the guaranteed principal account must be transferred. If a transfer would reduce the actual cash value in the sub-account from which the transfer is to be made to less than $250, we reserve the right to include that remaining sub-account actual cash value in the amount transferred. We will make the transfer on the basis of sub-account unit values as of the end of the valuation period during which your written or telephone request is received at our home office. A transfer is subject to a transaction charge, not to exceed $10, for each transfer of actual cash value among the sub-accounts and the guaranteed principal account. Currently, there is a charge only for non-systematic transfers in excess of four per year. None of these requirements will apply when you are transferring all of the policy value to the guaranteed principal account as a conversion privilege.

  Your instructions for transfer may be made in writing or you, or your agent if authorized by you, may make such changes by telephone. To do so, you may call us at 1-800-277-9244 between the hours of 8:00 a.m. and 4:30 p.m., Central time, our regular business hours. Policy owners may also submit their requests for transfer, surrender or other transactions to us by facsimile (FAX) transmission. Our FAX number is (651) 665-4194.

  Transfers made pursuant to a telephone call are subject to the same conditions and procedures as would apply to written transfer requests. During periods of marked economic or market changes, policy owners may experience difficulty in implementing a telephone transfer due to a heavy volume of telephone calls. In such a circumstance, policy owners should consider submitting a written transfer request while continuing to attempt a telephone redemption. We reserve the right to restrict the frequency of, or otherwise modify, condition, terminate or impose charges upon, telephone transfer privileges. For more information on telephone transfers, contact us.

  With all telephone transactions, we will employ reasonable procedures to satisfy ourselves that instructions received from policy owners are genuine and, to the extent that we do not, we may be liable for any losses due to unauthorized or fraudulent instructions. We require policy owners to identify themselves in those telephone conversations through policy numbers, social security numbers and such other information we deem reasonable. We record telephone transfer instruction conversations and we provide the policy owners with a written confirmation of the telephone transfer.

  The maximum amount of actual cash value to be transferred out of the guaranteed principal account to the sub-accounts of the Variable Life Account may be limited to 20 percent of the guaranteed principal account balance. Transfers to or from the guaranteed principal account may be limited to one such transfer per policy year. Neither of these restrictions will apply when you are transferring all of the policy value to the guaranteed principal account as a conversion privilege.

  Transfers from the guaranteed principal account must be made by a written or telephone request. It must be received by us or postmarked in the 30-day period before or after the last day of the policy year. Currently, we do not impose this time restriction. Written requests for transfers which meet these conditions will be effective after we approve and record them at our home office.

  The Funds may restrict the amounts or frequency of transfers to or from the sub-accounts of the separate account in order to protect Fund shareholders. In the case of a transfer, the charge is assessed against the amount transferred.

Death Benefit Options
  The death benefit provided by the Policy depends upon the death benefit option you choose. You may choose one of two available death benefit options-- the Cash Option or the Protection Option. If you fail to make an election, the Cash Option will be in effect. The scheduled premium for a Policy is the same no matter which death benefit option you choose. At no time will the death benefit be less than the larger of the then current face amount or the amount of insurance that could be purchased using the policy value as a net single premium.

Cash Option Under the Cash Option, the death benefit will be the current face amount at the time of the insured's death. The death benefit will not vary unless the policy value exceeds the net single premium for the then current face amount. At that time, the death benefit will be the greater of the face amount of the Policy or the amount of insurance which could be purchased at the date of the insured's death by using the policy value as a net single premium.

Protection Option The death benefit provided by the Protection Option will vary depending on the investment experience of the allocation options you select, whether there is interest credited as a result of a policy loan and the extent to which we assess lower insurance charges than those maximums derived from the 1980 Commissioners Standard Ordinary Mortality Tables.

  With VAL '87, the amount of the death benefit is equal to the current face amount or, if the policy value is greater than the tabular cash value at the date of the insured's death, the current face amount plus an additional amount of insurance which could be purchased by using that difference between values as a net single premium.

  Before the policy anniversary nearest the insured's age 70, and with both VAL '95 and the Amended VAL '95 Protection Option, if you have chosen that Option, the amount of the death benefit is equal to the policy value, plus the larger of:

(a) the then current face amount; and
(b) the amount of insurance which could be purchased using the policy value as a net single premium.

  At the policy anniversary nearest the insured's age 70, we will automatically adjust the face amount of your Policy to equal the death benefit immediately preceding the adjustment. The Protection Option of VAL '95 is only available until the policy anniversary nearest the insured's age 70; at that time we will convert the death benefit option to the Cash Option. With the Amended VAL '95 Protection Option, after the policy anniversary nearest the insured's age 70, the amount of the death benefit is equal to the current face amount or, if the policy value is greater than the tabular cash value at the date of the insured's death, the current face amount plus an additional amount of insurance which could be purchased by using that difference between values as a net single premium.

Choosing the Death Benefit Option The different death benefit options meet different needs and objectives. If you are satisfied with the amount of your insurance coverage and wish to have any favorable policy performance reflected to the maximum extent in increasing actual cash values, you should choose the Cash Option. The Protection Option results primarily in an increased death benefit. In addition, there are other distinctions between the two options which may influence your selection. In the event of a superior policy performance, the Cash Option will result in a Policy becoming paid-up more rapidly than the Protection Option. This is because of larger cost of insurance charges under the Protection Option resulting from the additional amount of death benefit provided under that option. But under the Cash Option, favorable policy experience does not increase the death benefit unless the policy value exceeds the net single premium for the then current face amount, and the beneficiary will not benefit from any larger actual cash value which exists at the time of the insured's death because of the favorable policy experience.

  You may change the death benefit option while the Policy is in force by filing a written request with us at our home office. We may require that you provide us with satisfactory evidence of the insured's insurability before we make a change to the Protection Option. The change will take effect when we approve and record it in our home office. A change in death benefit option may have federal income tax consequences. See the heading "Federal Tax Status" in this prospectus on page 38.

  For an illustration of the calculation of the death benefit under the Policy options, please see Appendix C, "Comparison of Death Benefit Options," on page C-1 of this prospectus.

Policy Loans

  You may borrow from us using only your Policy as the security for the loan. The total amount of your loan may not exceed 90 percent of your policy value. A loan taken from, or secured by a Policy, may have federal income tax consequences. See the heading "Federal Tax Status" in this prospectus on page 38.

  The policy value is the actual cash value of your Policy plus any policy loan. Any policy loan paid to you in cash must be in an amount of at least $100. Policy loans in smaller amounts are allowed under the automatic premium loan provision. We will deduct interest on the loan in arrears. You may obtain a policy loan with a written request or by calling us at 1-800-277-9244 between the hours of 8:00 a.m. and 4:30 p.m., Central time, our regular business hours. If you call us you will be asked, for security purposes, for your personal identification and policy number. The Policy will be the only security required for your loan. We will determine your policy value as of the date we receive your request at our home office.

  When you take a loan, we will reduce the actual cash value by the amount you borrow and any unpaid interest. Unless you direct us otherwise, we will take the policy loan from your guaranteed principal account actual cash value and separate account actual cash value in the same proportion that those values bear to each other and, as to the actual cash value in the separate account, from each sub-account in the proportion that the actual cash value in such sub-account bears to your actual cash value in all of the sub-accounts. The number of units to be sold will be based upon the value of the units as of the end of the valuation period during which we receive your loan request at our home office. This amount shall be transferred to the loan account. The loan account continues to be part of the Policy in the general account. A policy loan has no immediate effect on policy value since at the time of the loan the policy value is the sum of your actual cash value and any policy loan.

  The actual cash value of your Policy may decrease between premium due dates. Unfavorable investment experience and the assessment of charges could cause your separate account actual cash value to decline to zero. If your Policy has indebtedness and no actual cash value, the Policy will lapse and there may be adverse tax consequences; see the Federal Tax Status section on page 38. In this event, to keep your Policy in force, you will have to make a loan repayment. We will give you notice of our intent to terminate the Policy and the loan repayment required to keep it in force. The time for repayment will be within 31 days after our mailing of the notice.

Policy Loan Interest The interest rate on a policy loan will not be more than the rate shown on page 1 of your Policy. The interest rate charged on a policy loan will not be more than that permitted in the state in which the Policy is delivered.

  Policy loan interest is due:

  . on the date of the death of the insured
  . on a policy adjustment, surrender, lapse, a policy loan transaction . on each policy anniversary.

  If you do not pay the interest on your loan in cash, your policy loan will be increased and your actual cash value will be reduced by the amount of the unpaid interest. The new loan will be subject to the same rate of interest as the loan in effect.

  We will also credit interest to your Policy when there is a policy loan. Interest credits on a policy loan shall be at a rate which is not less than your policy loan interest rate minus 2 percent per year. We allocate policy loan interest credits to your actual cash value as of the date of the death of the insured, on a policy adjustment, surrender, lapse, a policy loan transaction and on each policy anniversary. We allocate interest credits to the guaranteed principal account and separate account following your instructions to us for the allocation of net premiums. In the absence of such instructions, we will allocate interest credits to the guaranteed principal account actual cash value and separate account actual cash value in the same proportion that those values bear to each other and, as to the actual cash value in the separate account, to each sub-account in the proportion that the actual cash value in such sub-account bears to your actual cash value in all of the sub-accounts.

  Currently, the loan account credits interest, as described above, at a rate which is not less than your policy loan interest rate minus 2 percent per year. However, depending on the insured's age and the period of time that the Policy has been in force, we may credit the Policy with interest at a more favorable rate. Under our current procedures, if all the conditions are met we will credit your loan at a rate which is equal to the policy loan rate minus
 .75 percent per year. The conditions which must be met have to do with your age and the duration of the Policy. The insured's age must be greater than or equal to age 55 as of the last policy anniversary. The duration of the Policy, which is the number of years during which the Policy has been in force, must be greater than or equal to 10. The duration includes any period a previous policy was in effect if that previous policy was exchanged for this Policy.

  Policy loans may also be used as automatic premium loans to keep your Policy in force if a premium is unpaid at the end of the grace period. If you asked for this service in your application, or if you write us and ask for this service after your Policy has been issued, we will make automatic premium loans. You can also write to us at any time and tell us you do not want this service. If you have this service and you have not paid the premium that is due before the end of the grace period, we will make a policy loan to pay the premium. Interest on such a policy loan is charged from the date the premium was due. However, in order for an automatic premium loan to occur, the amount available for a loan must be enough to pay at least a quarterly premium. If the loan value is not enough to pay at least a quarterly premium, your Policy will lapse.

Policy Loan Repayments If your Policy is in force, you can repay your loan in part or in full at any time before the insured's death. Your loan may also be repaid within 60 days after the date of the insured's death, if we have not paid any of the benefits under the Policy. Any loan repayment must be at least $100 unless the balance due is less than $100. We will waive this minimum loan repayment provision for loan repayments made under our automatic payment plan where loan repayments are in an amount of at least $25.

  We allocate loan repayments to the guaranteed principal account until all loans from the guaranteed principal account have been repaid. Thereafter we allocate loan repayments to the guaranteed principal account or the sub-accounts of the Variable Life Account as you direct. In the absence of your instructions, we will allocate loan repayments to the guaranteed principal account actual cash value and separate account actual cash value in the same proportion that those values bear to each other and, as to the actual cash value in the separate account, to each sub-account in the proportion that the actual cash value in such sub-account bears to your actual cash value in all of the sub-accounts.

  Loan repayments reduce your loan account by the amount of the loan repayment.

  A policy loan, whether or not it is repaid, will have a permanent effect on the policy value because the investment results of the sub-accounts will apply only to the amount remaining in the sub-accounts. The effect could be either positive or negative. If net investment results of the sub-accounts are greater than the amount being credited on the loan, the policy value will not increase as rapidly as it would have if no loan had been made. If investment results of the sub-accounts are less than the amount being credited on the loan, the policy value will be greater than if no loan had been made.

Surrender

  You may request a surrender or partial surrender of your Policy at any time while the insured is living. The surrender value of the Policy is the actual cash value minus unpaid policy charges which are assessed against actual cash value. We determine the surrender value as of the end of the valuation period during which we receive your surrender request at our home office. You may surrender the Policy by sending us the Policy and a written request for its surrender. You may request that the surrender value be paid to you in cash or, alternatively, applied on a settlement option or to provide extended term insurance on the life of the insured.

  We also permit a partial surrender of the actual cash value of the Policy in any amount of $500 or more. In addition, the amount of a partial surrender may not exceed the amount available as a policy loan. If a Policy is not paid-up, the death benefit of the Policy will be reduced by the amount of the partial surrender. If the Policy is paid-up, the death benefit will be reduced so as to retain the same ratio between the policy value and the death benefit of the Policy as existed prior to the partial surrender. With any partial surrender, we will adjust the Policy to reflect the new face amount and actual cash value and, unless otherwise instructed, the existing level of premium payments.

  We are currently waiving the restriction requiring a minimum amount for a partial surrender where a partial withdrawal from a Policy, which is on stop premium, is being used to pay premiums for sub-standard risks or premiums on any benefits and riders issued as part of the Policy. Transaction fees otherwise applicable to such a partial withdrawal are also waived.

  On a partial surrender, you may tell us which Variable Life Account sub-accounts from which a partial surrender is to be taken or whether it is to be taken in whole or in part from the guaranteed principal account. If you do not, we will deduct partial surrenders from your guaranteed principal account actual cash value and separate account actual cash value in the same proportion that those values bear to each other and, as to the actual cash value in the separate account, from each sub-account in the proportion that the actual cash value in such sub-account bears to your actual cash value in all of the sub-accounts. We will tell you, on request, what amounts are available for a partial surrender under your Policy.

  We will pay a surrender or partial surrender as soon as possible, but not later than seven days after our receipt of your written request for surrender. However, if any portion of the actual cash value to be surrendered is attributable to a premium or nonrepeating premium payment made by non-guaranteed funds such as a personal check, we will delay mailing that portion of the surrender proceeds until we have reasonable assurance that the payment has cleared and that good payment has been collected. The amount you receive on surrender may be more or less than the total premiums paid for your Policy.

Free Look
  It is important to us that you are satisfied with this Policy after it is issued. If you are not satisfied with it, you may return the Policy to us or your agent by the later of:

(1) ten days after you receive it;
(2) 45 days after you have signed the application; or
(3) ten days after we mail to you a notice of your right of withdrawal.

  If you return the Policy, you will receive within seven days of the date we receive your notice of cancellation a full refund of the premiums you have paid.

  If the Policy is adjusted, as described under the heading "Policy Adjustments" in this prospectus on page 16, and if the adjustment results in an increased premium, you will again have a right to examine the Policy and you may return the Policy within the time periods stated above. If you return the Policy, the requested premium adjustment will be cancelled. You will receive a refund of the additional premiums paid within seven days of the date we receive your notice of cancellation for that adjustment.

Conversion
  So long as your Policy is in force and all scheduled premiums have been duly paid, you may convert the Policy to an adjustable life policy, with a fixed death benefit and cash values, which we may then offer. This right is in addition to your right to make described policy adjustments. For VAL '95, this conversion privilege is only available during the first 24 months from the original policy date, but comparable fixed insurance coverage can be obtained after 24 months from the original policy date by transferring all of the policy value to the guaranteed principal account and thereafter allocating all premiums to that account.

  The converted Policy shall have the same face amount as is currently provided by your Policy and premiums based upon the same issue age and risk classification of the insured as stated in your Policy. The premiums and actual cash values provided by the converted Policy may be different as a result of an equitable adjustment made to reflect any variances in the premiums and cash values under the Policy and the new Policy.

Policy Charges
Premium Charges Premium charges vary depending on whether the premium is a scheduled premium or a nonrepeating premium. Generally, the word "premium" when used in this prospectus means a scheduled premium only. With VAL '87, charges for sub-standard risks are assessed against the actual cash values. With VAL '95, charges for sub-standard risks are deducted from the premium, to calculate the base premium. Charges for sub-standard risks include both table ratings and cash extra charges. With both VAL '87 and VAL '95, charges for additional benefits are deducted from the premium to calculate the base premium.

  From base premiums we deduct a sales load, an underwriting charge, a premium tax charge and a face amount guarantee charge. The base premium excludes any charge deducted from the premium to provide for any additional benefits provided by rider and, in the case of VAL '95, any charge deducted for sub-standard risks.

(1) The sales load consists of a deduction from each premium of 7 percent and it may also include a first year sales load deduction not to exceed 23 percent. The first year sales load will apply only to base premiums, scheduled to be paid in the 12 month period following the policy date, or any policy adjustment involving an increase in base premium or any policy adjustment occurring during a period when a first year sales load is being assessed. It will also apply only to that portion of an annual base premium necessary for an original issue whole life plan of insurance. In other words, for base premiums greater than this whole life premium, the amount of the base premium in excess of such whole life base premium will be subject only to the 7 percent basic sales load.
    Only adjustments that involve an increase in base premium will result in additional first year sales load being assessed on that increase in premium. If any adjustment occurs during a period when a first year sales load is being collected and the adjustment results in an increase in base premium, an additional first year sales load, not to exceed 23 percent of the increase in base premium, will be added to the uncollected portion of the first year sales load that was being collected prior to the adjustment. This total amount of first year sales load will then be collected during the 12 month period following the adjustment.
    If any adjustment occurs during the 12 month period when a first year sales load is being collected and the adjustment does not result in an increase in base premium, the first year sales load percentage not to exceed 23 percent, that was in effect prior to the adjustment is multiplied by the base premium in effect after the adjustment; this number is then multiplied by a fraction equal to the number of months remaining in the previous 12 month period divided by 12. This amount of first year sales load will then be collected during the 12 month period following the adjustment.

    All of the sales load charges are designed to average not more than 9 percent of the base premiums (in the case of a VAL '87 Policy, the base premium less any charge for sub-standard risks) over the lesser of: the life expectancy of the insured at policy issue or adjustment; or 15 years from the policy issue or adjustment; or the premium paying period. Compliance with the 9 percent ceiling will be achieved by reducing the amount of the first year sales load, if necessary. For examples of how we compute sales load charges, see Appendix D "Example of Sales Load Computations" in this prospectus on page D-1.
    The sales load is designed to compensate us for distribution expenses incurred with respect to the Policies. The amount of the sales load in any policy year cannot be specifically related to sales expenses for that year. To the extent that sales expenses are not recovered from the sales load, we will recover them from our other assets or surplus including profits from mortality and expense risk charges.

    It should be noted from the above that the sales load charges are designed to be spread over time and they assume a continuation of the Policy. Early adjustment of the Policy to lower premium levels or early surrender of policy values will have the effect of increasing the portion of premium payments used for sales load charges. In addition, because a first year sales load is applied to increases in premium, a pattern of increases and decreases in premiums should be avoided.
(2) The underwriting charge currently is an amount not to exceed $5 per $1,000 of face amount of insurance. This amount may vary by the age of the insured and the premium level for a given amount of insurance. This charge is made ratably from premiums scheduled to be made during the first policy year and during the twelve months following certain policy adjustments. The underwriting charge is designed to compensate us for the administrative costs associated with issuance or adjustment of the Policies, including the cost of processing applications, conducting medical exams, classifying risks, determining insurability and risk class and establishing policy records. This charge is not guaranteed, so that on a policy adjustment the then current underwriting charge will apply to any increase in face amount which requires new evidence of insurability. In the event of a policy adjustment which results in a face amount increase and no premium, you must remit the underwriting charge attributable to the policy adjustment to us prior to the effective date of the adjustment. Otherwise we will assess the charge against your actual cash value as a transaction charge on adjustment.
(3) The premium tax charge of 2.5 percent is deducted from each base premium. This charge is designed to cover the aggregate premium taxes we pay to state and local governments for this class of policies. Currently premium taxes imposed by the states vary from .75 percent to 3.5 percent. We do not guarantee this charge, and it may be increased in the future, but only as necessary to cover our premium tax expenses.
(4) The face amount guarantee charge of 1.5 percent is deducted from each base premium. This charge is designed to compensate us for our guarantee that the death benefit will always be at least equal to the current face amount in effect at the time of death regardless of the investment performance of the sub-accounts in which net premiums have been invested. The face amount of a Policy at issue or adjustment and the appropriate premium therefor reflect a "tabular cash value" (defined on page 16 above) based upon an assumed annual rate of return of 4 percent. If the policy value is less than the tabular cash value at the time of death, it will not be sufficient to support the face amount of the Policy under the actuarial assumptions made in designing the Policy. The face amount guarantee is a guarantee that the face amount will be available as a death benefit notwithstanding the failure of the Policy to perform in accordance with the assumptions made in its design. Thus, even if the policy value should be less than the amount needed to pay the deductions to be made from the actual cash value on the next monthly policy anniversary, see discussion below, the Policy's guaranteed death benefit will remain in effect and the Policy will remain in force. We guarantee not to increase this charge.

Nonrepeating Premiums Nonrepeating premiums are currently subject to the 2.5 percent premium tax charge but not to a sales load charge. We do not assess a face amount guarantee charge or underwriting charge against nonrepeating premiums.

Actual Cash Value Charges In addition to deductions from premiums and nonrepeating premiums, we assess from the actual cash value of a Policy an administration charge, certain transaction charges and the cost of insurance charge, (and in the case of a VAL '87 Policy, any charge for sub-standard risks). These charges are as follows:

(1) The administration charge is designed to cover certain of our administrative expenses, including those attributable to the records maintained for your Policy. The administration charge is $60 for each policy year.
(2) The transaction charges are for expenses associated with processing transactions. There is a charge of $25 for each policy adjustment.

    If the only policy adjustment is a partial surrender, the transaction charge shall be the lesser of $25 or 2 percent of the amount surrendered. We also reserve the right to make a charge, not to exceed $10, for each transfer of actual cash value among the guaranteed principal account and the sub-accounts of the Variable Life Account. Currently there is a $10 charge only for non-systematic transfers in excess of four per year.
(3) The cost of insurance charge compensates us for providing the death benefit under a Policy. The charge is calculated by multiplying the net amount at risk under your Policy by a rate which varies with the insured's age, sex, risk class, the level of scheduled premiums for a given amount of insurance, duration of the Policy and the smoking habits of the insured. The rate is guaranteed not to exceed the maximum charges for mortality derived from the 1980 Commissioners Standard Ordinary Mortality Tables. The net amount at risk is the death benefit under your Policy less your policy value. Where circumstances require, we will base our rates on "unisex," rather than sex-based, mortality tables.

  We assess administration and cost of insurance charges (and for a VAL '87 Policy, sub-standard risk charges, if any,) against your actual cash value on the monthly policy anniversary. In addition, we assess such charges on the occurrence of the death of the insured, policy surrender, lapse or a policy adjustment.

  We assess transaction charges against your actual cash value at the time of a policy adjustment or when a transfer is made. In the case of a transfer, the charge is assessed against the amount transferred.

  We assess charges against your guaranteed principal account actual cash value and separate account actual cash value in the same proportion that those values bear to each other and, as to the actual cash value in the separate account, from each sub-account in the proportion that the actual cash value in such sub-account bears to your actual cash value in all of the sub-accounts.

Separate Account Charges We assess a mortality and expense risk charge directly against the assets held in the Variable Life Account. The mortality and expense risk charge compensates us for assuming the risks that cost of insurance charges will be insufficient to cover actual mortality experience and that the other charges will not cover our expenses in connection with the Policy. We deduct the mortality and expense risk charge from Variable Life Account assets on each valuation date at an annual rate of
 .50 percent of the average daily net assets of the Variable Life Account.

  We reserve the right to charge or make provision for any taxes payable by us with respect to the Variable Life Account or the Policies by a charge or adjustment to such assets. No such charge or provision is made at the present time.

Policies Issued in Exchange We will waive or modify certain charges assessed against base premiums as described above in situations where our existing life insurance policy owners wish to exchange their policies for the Policies described herein. Those policy owners may do so, subject to their application for this Policy and our approval of the exchange. Under certain circumstances, we will require evidence of insurability for an exchange. A $150 administrative charge is currently required for the exchange.

  In those situations where a Policy is issued in exchange for a current policy issued by us, we will not assess any charges, except for the administrative charge, to the existing cash values at the time they are transferred to the Policy. Subsequent premium payments, absent adjustment and unless the exchanged policy was not in force for at least one year, will not be subject to a first year sales load or underwriting charge (unless evidence of insurability has been required for the exchange) at the established face amount and the level of premiums of the exchanged policy. All other charges will apply to the Policy and premiums paid under it thereafter.

Other Policy Provisions
Beneficiary When we receive proof satisfactory to us of the insured's death, we will pay the death proceeds of a Policy to the beneficiary or beneficiaries named in the application for the Policy unless the owner has changed the beneficiary. In that event, we will pay the death proceeds to the beneficiary named in the last change of beneficiary request as provided below.

  If a beneficiary dies before the insured, that beneficiary's interest in the Policy ends with that beneficiary's death. Only those beneficiaries who survive the insured will be eligible to share in the death proceeds. If no beneficiary survives the insured we will pay the death proceeds of this Policy to the owner, if living, otherwise to the owner's estate, or, if the owner is a corporation, to it or its successor.

  You may change the beneficiary designated to receive the proceeds. If you have reserved the right to change the beneficiary, you can file a written request with us to change the beneficiary. If you have not reserved the right to change the beneficiary, the written consent of the irrevocable beneficiary will be required.

  Your written request will not be effective until it is recorded in our home office. After it has been so recorded, it will take effect as of the date you signed the request. However, if the insured dies before the request has been so recorded, the request will not be effective as to those death proceeds we have paid before your request was recorded in our home office records.

Payment of Proceeds The amount payable as death proceeds upon the insured's death will be the death benefit provided by the Policy, plus any additional insurance on the insured's life provided by an additional benefit agreement, if any, minus any policy charges and minus any policy loans. In addition, if the Cash Option is in effect at the insured's death, we will pay to the beneficiary any part of a paid premium that covers the period from the end of the policy month in which the insured died to the date to which premiums are paid. Normally, we will pay any policy proceeds within seven days after our receipt of all the documents required for such a payment. Other than the death proceeds, which are determined as of the date of death of the insured, we will determine the amount of payment as of the end of the valuation period during which a request is received at our home office.

  We reserve the right to defer policy payments, including policy loans, for up to six months from the date of your request, if such payments are based upon policy values which do not depend on the investment performance of the Variable Life Account. In that case, if we postpone a payment other than a policy loan payment for more than 31 days, we will pay you interest at 3 percent per year (4 percent for a VAL '87 Policy) for the period beyond that time that payment is postponed. For payments based on policy values which do depend on the investment performance of the Variable Life Account, we may defer payment only:

(1) for any period during which the New York Stock Exchange is closed for trading (except for normal holiday closing); or
(2) when the SEC has determined that a state of emergency exists which may make such payment impractical.

Settlement Options The proceeds of a Policy will be payable if the Policy is surrendered, or we receive proof satisfactory to us of the insured's death. These events must occur while the Policy is in force. We will pay the proceeds at our home office and in a single sum unless a settlement option has been selected. We will deduct any indebtedness and unpaid charges from the proceeds. Proof of any claim under this Policy must be submitted in writing to our home office.

  We will pay interest on single sum death proceeds from the date of the insured's death until the date of payment. Interest will be at an annual rate determined by us, but never less than 3 percent (4 percent for VAL '87).

  The proceeds of a Policy may be paid in other than a single sum and you may, during the lifetime of the insured, request that we pay the proceeds under one of the Policy's settlement options. We may also use any other method of payment that is agreeable to both you and us. A settlement option may be selected only if the payments are to be made to a natural person in that person's own right, and if the periodic installment or interest payment is at least $20.

  Each settlement option is payable in fixed amounts as described below. The payments do not vary with the investment performance of the Variable Life Account.

Option 1--Interest Payments

  We will pay interest on the proceeds at such times and for a period that is agreeable to you and us. Withdrawals of proceeds may be made in amounts of at least $500. At the end of the period, any remaining proceeds will be paid in either a single sum or under any other method we approve.

Option 2--Payments for a Specified Period

  We will make payments for a specified number of years. The amount of guaranteed payments for each $1,000 of proceeds applied is as shown in the Policy. Monthly payments for periods not shown and current rates are available from us at your request.

Option 3--Life Income

  We will make payments monthly during the lifetime of the person who is to receive the income and terminating with the last monthly payment immediately preceding that person's death. We may require proof of the age and gender of the annuitant. The amount of guaranteed payments for each $1,000 of proceeds applied is as shown in the Policy. Monthly payments for ages not shown and current rates are available from us at your request.

Option 4--Payments of a Specified Amount

  We will pay a specified amount until the proceeds and interest are fully paid.

  If you request a settlement option, you will be asked to sign an agreement covering the election which will state the terms and conditions of the payments. Unless you elect otherwise, a beneficiary may select a settlement option after the insured's death.

  The minimum amount of interest we will pay under any settlement option is 3 percent per year (4 percent for a VAL '87 Policy). Additional interest earnings, if any, on deposits under a settlement option will be payable as we determine.

Assignment The Policy may be assigned. The assignment must be in writing and filed at our home office. We assume no responsibility for the validity or effect of any assignment of the Policy or of any interest in it. Any proceeds which become payable to an assignee will be payable in a single sum. Any claim made by an assignee will be subject to proof of the assignee's interest and the extent of the assignment.

Misstatement of Age If the insured's age has been misstated, we will adjust the amount of proceeds payable under the Policy to reflect cost of insurance charges based upon the insured's correct age.

Incontestability After a Policy has been in force during the insured's lifetime for two years from the original policy date, we may not contest the Policy, except for fraud or for nonpayment of premium. However, if there has been a face amount increase for which we required evidence of insurability, we may contest that increase for two years with respect to information provided at that time, during the lifetime of the insured, from the effective date of the increase.

Suicide If the insured, whether sane or insane, dies by suicide, within two years of the original policy date, our liability will be limited to an amount equal to the premiums paid for the Policy. If there has been a face amount increase for which we required evidence of insurability, and if the insured dies by suicide within two years from the effective date of the increase, our liability with respect to the increase will be limited to an amount equal to the premiums paid for such increase.

Dividends Each year, if your Policy is a participating policy, we will determine if this class of Policies and your Policy will share in our divisible surplus. We call your share of this participation a dividend. We do not anticipate that dividends will be declared with respect to these Policies.

  Dividends, if received, may be added to your actual cash value or, if you so elect, they may be paid in cash.

  We will allocate any dividend applied to actual cash value to the guaranteed principal account or to the sub-accounts of the separate account in accordance with your instructions for new premiums. In the absence of instruction, we will allocate dividends to the guaranteed principal account actual cash value and separate account actual cash value in the same proportion that those actual cash values bear to each other and, as to the actual cash value in the separate account, to each sub-account in the proportion that the actual cash value in such sub-account bears to your actual cash value in all of the sub-accounts.

Reports At least once each year we will send you a report. This report will include the actual cash value, the tabular cash value, the face amount and the variable death benefit as of the date of the report. It will also show the premiums paid during the policy year, policy loan activity and the policy value. We will send the report to you without cost. The information in the report will be current as of a date within two months of its mailing.

Additional Benefits

Additional Benefits You may be able to obtain additional policy benefits subject to underwriting approval. We will provide these benefits by a rider to the Policy, which may require the payment of additional premium.

Waiver of Premium Agreement The Waiver of Premium Agreement requires an additional premium and provides for the payment of policy premium in the event of the insured's disability.

Policy Enhancement Agreement and Cost of Living Agreement Both the Policy Enhancement Agreement and the Cost of Living Agreement provide for increases in the face amount, without evidence of insurability and help you maintain the purchasing power of the protection provided by the Policy. The Policy Enhancement Agreement requires an additional premium, but none is required for the Cost of Living Agreement. Your Policy may not contain both of these agreements.

  The Policy Enhancement Agreement provides for an increase in the face amount on each policy anniversary. The face amount will be increased by a specified percent, between 3 percent and 10 percent, which you choose when you apply for this benefit.

  Unless you choose the Policy Enhancement Agreement, we will issue most Policies with a Cost of Living Agreement. The Cost of Living Agreement provides for a face amount increase equal to the percentage increase in the consumer price index during the previous three years, provided that you have not made a face amount adjustment during that time.

Face Amount Increase Agreement The Face Amount Increase Agreement requires an additional premium and, at specified ages of the insured.

Survivorship Life Agreement The Survivorship Life Agreement requires an additional premium and allows you to purchase a specified amount of additional insurance, without evidence of insurability, at the death of another person previously designated by you.

Family Term Rider The Family Term Rider requires an additional premium and provides a fixed amount of protection insurance on children of an insured.

Exchange of Insurance Agreement The Exchange of Insurance requires no additional

             Other Matters
premium and allows for the transfer of existing insurance coverage to another insured within a business setting.

Accelerated Benefits Agreement The Accelerated Benefits Agreement is issued without additional premium on all Policies issued to individual insureds. It allows you to receive a significant portion of your Policy's death benefit if the insured develops a terminal condition due to sickness or injury.

  The accelerated benefit will be treated as a loan, apart from the policy loan provisions described elsewhere. A receipt of amounts under the agreement may be taxable. You should seek assistance from your tax adviser.

Short Term Agreement The Short Term Agreement requires an additional premium and provides temporary protection insurance, on a fixed death benefit basis only, issued for a period of time less than a year. It is issued to provide temporary life insurance coverage until the later issue date of the insured's Policy.
Federal Tax Status
  The discussion of federal taxes is general in nature and is not intended as tax advice. Each person concerned should consult a tax adviser. This discussion is based on our understanding of federal income tax laws as they are currently interpreted. We have not considered any applicable state or other tax laws. No representation is made regarding the likelihood of continuation of current income tax laws or the current interpretations of the Internal Revenue Service (the "IRS").

  We are taxed as a "life insurance company" under the Internal Revenue Code (the "Code"). The operations of the Variable Life Account form a part of, and are taxed with, our other business activities. Currently, we pay no federal income tax on income dividends received by the Variable Life Account or on capital gains arising from the Variable Life Account's activities. The Variable Life Account is not taxed as a "regulated investment company" under the Code and it does not anticipate any change in that tax status.

  Under Section 7702 of the Code, life insurance contracts such as the Policies will be treated as life insurance if certain tests are met. There is limited guidance on how these tests are to be applied. However, the IRS has issued proposed regulations that would specify what will be considered reasonable mortality charges under Section 7702. In light of these proposed regulations and the other available guidance on the application of the tests under Section 7702, we generally believe that a Policy issued on a standard risk should meet the statutory definition of a life insurance contract under
Section 7702. However, it remains unclear whether a substandard risk Policy will meet the statutory life insurance contract definition.

  Section 817(h) of the Code authorizes the Treasury to set standards by regulation or otherwise for the investments of the Variable Life Account to be "adequately diversified" in order for the Policy to be treated as a life insurance contract for federal tax purposes. The Variable Life Account, through the Funds, intends to comply with the diversification requirements prescribed in Regulations Section 1.817-5, which affect how the Funds' assets may be invested. Although the investment adviser of Advantus Series Fund is an affiliate of Minnesota Life, we do not have control over the Funds or their investments. Nonetheless, we believe that each Portfolio of the Funds in which the Variable Life Account owns shares will be operated in compliance with the requirements prescribed by the Treasury.

  In certain circumstances, owners of variable life policies have been considered the owners, for federal income tax purposes, of the assets of the separate account supporting their policies due to their ability to exercise control over those assets. Where this is the case, the contract owners have been currently taxed on income and gains attributable to the separate account assets. There is little guidance in this area, and some features of the Policies, such as the flexibility to allocate premiums and policy account values, have not been explicitly addressed in published rulings. While we believe that the Policy does not give you investment control over the separate account assets, we reserve the right to modify the Policy as necessary to prevent you from being treated as the owner of the separate account assets supporting the Policy.

  In addition, the Code requires that the investments of the Variable Life Account be "adequately diversified" in order to treat the Policy as a life insurance contract for federal income tax purposes. We intend that the Variable Life Account, through the Funds and the Portfolios, will satisfy these diversification requirements.

  The following discussion assumes that the Policy will qualify as a life insurance contract for federal income tax purposes.

  On the death of the insured, we believe that the death benefit provided by the Policies will be excludable from the gross income of the beneficiary under
Section 101(a) of the Code. If you receive an accelerated benefit, that benefit may be taxable and you should seek assistance from a tax adviser.

  You are not currently taxed on any part of your interest until you actually receive cash from the Policy. However, taxability may also be determined by your contributions to the Policy and prior Policy activity. Depending on the circumstances, the exchange of a Policy, the receipt of a Policy in an exchange, a change in the Policy's death benefit option (e.g., a change from Cash Option to Protection Option), a policy loan, a partial surrender, a surrender, a change in ownership, a change of insured, an adjustment of the face amount, or an assignment of the Policy may have federal income tax consequences. If you are considering any such transactions, you should consult a tax adviser before effecting the transaction.

  We also believe that policy loans will be treated as indebtedness and will not be currently taxable as income to you unless your Policy is a modified endowment contract, as described below. However, whether a modified endowment contract or not, the interest paid on policy loans will generally not be tax deductible. There may be adverse tax consequences when a Policy with a policy loan is lapsed or surrendered.

  A surrender or partial surrender of the actual cash values of a Policy may have tax consequences. On surrender, you will not be taxed on values received except to the extent that they exceed the gross premiums paid under the Policy. An exception to this general rule occurs in the case of a partial withdrawal, a decrease in the face amount, or any other change that reduces benefits under the Policy in the first 15 years after the Policy is issued and that results in a cash distribution to you in order for the Policy to continue complying with the Section 7702 definitional limits. In that case, such distribution will be taxed in whole or in part as ordinary income (to the extent of any gain in the Policy) under rules prescribed in Section 7702. Premiums for additional benefits are not used in the calculation for computing the tax on actual cash values. Finally, upon a complete surrender or lapse of a Policy or when benefits are paid at a Policy's maturity date, if the amount received plus the amount of any policy loan exceeds the total investment in the Policy, the excess will generally be treated as ordinary income, subject to tax.

  It should be noted, however, that under the Code the tax treatment described above is not available for policies characterized as modified endowment contracts. In general, policies with a high premium in relation to the death benefit may be considered modified endowment contracts. The Code requires that the cumulative premiums paid on a life insurance policy during the first seven contract years not exceed the sum of the net level premiums which would be paid under a 7-pay life policy. If those cumulative premiums exceed the 7-pay life premiums, the policy is a modified endowment contract.

  Modified endowment contracts would still be treated as life insurance with respect to the tax treatment of death proceeds and to the extent that the inside build-up of cash value would not be taxed on a yearly basis. However, any amounts you received, such as dividends, cash withdrawals, loans and amounts received from partial or total surrender of the contract would be subject to the same tax treatment as the same amounts received under an annuity. This annuity tax treatment includes the 10 percent additional income tax which would be imposed on the portion of any distribution that is included in income except where the distribution or loan is made on or after the date you attain age 59 1/2, or is attributable to your becoming disabled, or as part of a series of substantially equal periodic payments for your life or the joint lives of you and your beneficiary.

  The modified endowment contract provisions of the Code apply to all policies entered into on or after June 21, 1988. It should be noted, in addition, that a policy which is subject to a "material change" shall be treated as newly entered into on the date on which such material change takes effect. Appropriate adjustment shall be made in determining whether such a policy meets the 7-pay test by taking into account the previously existing cash surrender value. The addition of the guaranteed principal account to an outstanding Policy may have federal income tax implications, e.g., whether the addition of such account causes a "material change."

  If a Policy becomes a modified endowment contract, distributions that occur during the policy year it becomes a modified endowment contract and any subsequent policy year will be taxed as distributions from a modified endowment contract. Distributions from a Policy within two years before it becomes a modified endowment contract will be taxed in this manner. This means that a distribution made from a Policy that is not a modified endowment contract could later become taxable as a distribution from a modified endowment contract.

  Due to the Policy's flexibility, classification of a Policy as a modified endowment contract will depend upon the circumstances of each Policy. Accordingly, a prospective policy owner should contact a tax adviser before purchasing a policy to determine the circumstances under which the Policy would be a modified endowment contract. You should also contact a tax adviser before paying any nonrepeating premiums or making any other change to, including an exchange of, a Policy to determine whether such premium or change would cause the Policy (or the new Policy in the case of an exchange) to be treated as a modified endowment contract.

  Under the Code, all modified endowment contracts, issued by us (or an affiliated company) to the same policy owner during any calendar year will be treated as one modified endowment contract for purposes of determining the amount includable in gross income under Section 72(e) of the Code. Additional rules may be promulgated under this provision to prevent avoidance of its effects through serial contracts or otherwise. A life insurance policy received in exchange for a modified endowment contract will also be treated as a modified endowment contract.

  Federal estate and state and local estate, inheritance, and other tax consequences of ownership or receipt of Policy proceeds depend upon the circumstances of each policy owner or beneficiary. A tax adviser should be consulted for further information.

  The Policies may be used in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances of each individual arrangement. Therefore, if you are contemplating the use of such Policies in any arrangement the value of which depends in part on its tax consequences, you should be sure to consult a tax adviser regarding the tax attributes of the particular arrangement. Moreover, in recent years, Congress has adopted new rules relating to corporate owned life insurance. Any business contemplating the purchase of a new life insurance contract or a change in an existing contract should consult a tax adviser.

  It should be understood that the foregoing description of the federal income tax consequences under the Policies is not exhaustive and that special rules are provided with respect to situations not discussed. Statutory changes in the Code, with varying effective dates, and regulations adopted thereunder may also alter the tax consequences of specific factual situations. Due to the complexity of the applicable laws, a person contemplating the purchase of a variable life insurance policy or exercising elections under such a policy should consult a tax adviser.

  At the present time, we make no charge to the Variable Life Account for any federal, state or local taxes that we incur that may be attributable to such Account or to the Policies. We, however, reserve the right in the future to make a charge for any such tax or other economic burden resulting from the application of the tax laws that we determine to be properly attributable to the Variable Life Account or the Policies.

Directors and Principal Management Officers of Minnesota Life

         Directors                         Principal Occupation
         ---------                         --------------------
 Anthony L. Andersen       Retired since November 1999, prior thereto Chair-
                           Board of Directors, H. B. Fuller Company, St. Paul,
                           Minnesota (Adhesive Products) since June 1995, prior
                           thereto for more than five years President and Chief
                           Executive Officer, H. B. Fuller Company
 Leslie S. Biller          Vice Chairman and Chief Operating Officer, Wells
                           Fargo & Company, San Francisco, California (Banking)
 John F. Grundhofer        President, Chairman and Chief Executive Officer,
                           U.S. Bancorp, Minneapolis, Minnesota (Banking)
 Robert E. Hunstad         Executive Vice President, Minnesota Life Insurance
                           Company
 Dennis E. Prohofsky       Senior Vice President, General Counsel and
                           Secretary, Minnesota Life Insurance Company
 Robert L. Senkler         Chairman of the Board, President and Chief Executive
                           Officer, Minnesota Life Insurance Company since
                           August 1995; prior thereto for more than five years
                           Vice President and Actuary, Minnesota Life Insurance
                           Company
 Michael E. Shannon        Retired since December 1999, prior thereto for more
                           than five years Chairman, Chief Financial and
                           Administrative Officer, Ecolab Inc., St. Paul,
                           Minnesota (Develops and Markets Cleaning and
                           Sanitizing Products)
 William N. Westhoff       Senior Vice President and Treasurer, Minnesota Life
                           Insurance Company since April 1998, prior thereto
                           from August 1994 to October 1997, Senior Vice
                           President, Global Investments, American Express
                           Financial Corporation, Minneapolis, Minnesota
 Frederick T. Weyerhaeuser Retired since April 1998, prior thereto Chairman and
                           Treasurer, Clearwater Investment Trust since May
                           1996, prior thereto for more than five years
                           Chairman, Clearwater Management Company, St. Paul,
                           Minnesota (Financial Management)

Principal Officers (other than Directors)

      Name                                Position
      ----                                --------
John F. Bruder        Senior Vice President
Keith M. Campbell     Senior Vice President
James E. Johnson      Senior Vice President
Gregory S. Strong     Senior Vice President and Chief Financial Officer
Terrence M. Sullivan  Senior Vice President
Randy F. Wallake      Senior Vice President

  All Directors who are not also officers of Minnesota Life have had the principal occupation (or employers) shown for at least five years. All officers of Minnesota Life have been employed by us for at least five years.

Voting Rights
  We will vote the Fund shares held in the various sub-accounts of the Variable Life Account at regular and special shareholder meetings of the Funds in accordance with your instructions. If, however, the 1940 Act or any regulation thereunder should change and we determine that it is permissible to vote the Fund shares in our own right, we may elect to do so. The number of votes as to which you have the right to instruct will be determined by dividing your Policy's actual cash value in a sub-account by the net asset value per share of the corresponding Fund portfolio. Fractional shares will be counted. The number of votes as to which you have the right to instruct will be determined as of the date coincident with the date established by the Funds for determining shareholders eligible to vote at the meeting of the Funds. Voting instructions will be solicited in writing prior to such meeting in accordance with procedures established by the Funds. We will vote Fund shares held by the Variable Life Account as to which no instructions are received in proportion to the voting instructions which are received from policy owners with respect to all Policies participating in the Variable Life Account. Each policy owner having a voting interest will receive proxy material, reports and other material relating to the Funds.

  We may, when required by state insurance regulatory authorities, disregard voting instructions if the instructions require that shares be voted so as to cause a change in subclassification or investment policies of the Funds or approve or disapprove an investment advisory contract of the Funds. In addition, we may disregard voting instructions in favor of changes in the investment policies or the investment advisers of the Funds if we reasonably disapprove of such changes. A change would be disapproved only

 . if the proposed change is contrary to state law or disapproved by state regulatory authorities on a determination that the change would be detrimental to the interests of policy owners or
 . if we determined that the change would be inconsistent with the investment objectives of the Funds or would result in the purchase of securities for the Funds which vary from the general quality and nature of investments and investment techniques utilized by other separate accounts created by us or any of our affiliates which have similar investment objectives.

  In the event that we disregard voting instructions, a summary of that action and the reason for such action will be included in your next semi-annual report.

Distribution of Policies
  The Policies will be sold by our state licensed life insurance agents who are also registered representatives of Ascend Financial Services, Inc. ("Ascend Financial") or of other broker-dealers who have entered into selling agreements with Ascend Financial. Ascend Financial acts as principal underwriter for the Policies. Ascend Financial is a wholly-owned subsidiary of Advantus Capital Management, Inc., which in turn is a wholly-owned subsidiary of Minnesota Life.

  Ascend Financial, whose address is 400 Robert Street North, St. Paul, Minnesota 55101-2098, is a registered broker-dealer under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. Ascend Financial was incorporated in 1984 under the laws of the State of Minnesota. The Policies are sold in the states where their sale is lawful. The insurance underwriting and the determination of a proposed insured's risk classification and whether to accept or reject an application for a Policy is done in accordance with our rules and standards.

  Commissions to registered representatives on the sale of Policies include:
up to 50 percent of gross premium in the first policy year; up to 6 percent of the gross premium in policy years two through ten; up to 2 percent in policy years thereafter; and 0 percent of nonrepeating premiums. This description of commissions shows the maximum amount of commissions payable under the Variable Adjustable Life Insurance Policy for plans of insurance described as protection and whole life insurance plans. The commissions payable on premiums received for plans described as greater than whole life plans will differ from the percentages shown above, as a first year commission will be paid only on such amounts as we may classify as a first year premium, based upon a whole life premium per $1,000 of face amount and a Policy face amount of $100,000. On premiums received in excess of that amount we will pay commissions at a rate of 4 percent.

  In addition, Ascend Financial or we will pay, based uniformly on the sales of insurance policies by registered representatives, credits which allow registered representatives (Agents) who are responsible for sales of the Policies to attend conventions and other meetings sponsored by us or our affiliates for the purpose of promoting the sale of insurance and/or investment products offered by us and our affiliates. Such credits may cover the registered representatives' transportation, hotel accommodations, meals, registration fees and the like. We may also pay registered representatives additional amounts based upon their production and the persistency of life insurance and annuity business placed with us.

Legal Matters
  Legal matters in connection with federal securities laws applicable to the issue and sale of the Variable Adjustable Life Policies have been passed upon by Jones & Blouch L.L.P., 1025 Thomas Jefferson Street, N.W., Washington, D.C. 20007. All other legal matters, including the right to issue such Policies under Minnesota law and applicable regulations thereunder, have been passed upon by Donald F. Gruber, Esquire, 400 Robert Street North, St. Paul, Minnesota 55101.

Legal Proceedings
  As an insurance company, we are ordinarily involved in litigation. We are of the opinion that such litigation is not material with respect to the Policies or the Variable Life Account.


Experts

  Our financial statements and those of the Variable Life Account included in this prospectus have been audited by KPMG LLP, independent auditors, 4200 Norwest Center, 90 South Seventh Street, Minneapolis, Minnesota 55402, whose reports thereon appear elsewhere herein, and have been so included in reliance upon the report of KPMG LLP and upon the authority of said firm as experts in accounting and auditing.

  Actuarial matters included in this prospectus have been examined by Robert J. Ehren, F.S.A., Director and Actuary of Minnesota Life, as stated in his opinion filed as an exhibit to the Registration Statement.

Registration Statement
  We have filed with the Securities and Exchange Commission a Registration Statement under the Securities Act of 1933, as amended, with respect to the Policies offered hereby. This prospectus does not contain all the information set forth in the registration statement and amendments thereto and the exhibits filed as a part thereof, to all of which reference is hereby made for further information concerning the Variable Life Account, Minnesota Life, and the Policies. Statements contained in this prospectus as to the contents of Policies and other legal instruments are summaries, and reference is made to such instruments as filed.

             Special Terms
  As used in this prospectus, the following terms have the indicated meanings:

  Actual Cash Value: the value of your Variable Life Account and guaranteed principal account interest under a Policy. It is composed of a Policy's interest in the guaranteed principal account and in one or more sub-accounts of the Variable Life Account. The interest in each is valued separately. For each Variable Life Account sub-account, the value is determined by multiplying the current number of sub-account units credited to a Policy by the current sub-account unit value. Actual cash value does not include the loan account.

  Base Premium: the premium less any amount deducted from the premium for additional benefits and, for VAL '95, for sub-standard risks.

  Code: the Internal Revenue Code of 1986, as amended.

  Funds: the mutual funds or separate investment portfolios within series mutual funds which we have designated as an eligible investment for the Variable Life Account. Currently these are Advantus Series Fund, Inc., the Franklin Templeton Insurance Variable Product Trust, Fidelity Variable Insurance Products Funds, Janus Aspen Series, and Warburg Pincus Trust.

  General Account: all of our assets other than those in the Variable Life Account or in other separate accounts established by us.

  Guaranteed Principal Account: the portion of the general account of Minnesota Life which is attributable to Policies of this class, exclusive of policy loans. It is not a separate account or a division of the general account.

  Loan Account: the portion of the general account attributable to policy loans under Policies of this type. The loan account balance is the sum of all outstanding loans under this Policy.

  Net Single Premium: the amount of money necessary, at the insured's attained age, to pay for all future guaranteed cost of insurance charges for the entire lifetime of the insured, or for the coverage period in the case of extended term insurance, without the payment of additional premium. This determination shall assume that the current face amount of the Policy will remain constant and that the Policy will perform at its assumed rate of return.

  Nonrepeating Premium: a payment made to this Policy in addition to its scheduled payments.

  Paid-up: the status of the Policy when its policy value is such that no further premiums are required to provide the death benefit.

  Policy Owner: the owner of a Policy.

  Policy Value: the actual cash value of a Policy plus any policy loan.

  Policy Year: a period of one year beginning with the policy date or a policy anniversary.

  Premium: a scheduled payment required for this Policy.

  Unit: a measure of the interest of a Policy in the sub-accounts of the Variable Life Account.

  Valuation Date: each date on which a Fund Portfolio is valued.

  Valuation Period: the period between successive valuation dates measured from the time of one determination to the next.

  Variable Life Account: a separate investment account called the Minnesota Life Variable Life Account, where the investment experience of its assets is kept separate from our other assets.

  We, Our, Us: Minnesota Life Insurance Company.

  You, Your: the policy owner.

Independent Auditors' Report
The Board of Trustees of Minnesota Life Insurance Company and Policy Owners of Minnesota Life Variable Life Account:

   We have audited the accompanying statements of assets and liabilities of the Growth, Bond, Money Market, Asset Allocation, Mortgage Securities, Index 500, Capital Appreciation, International Stock, Small Company Growth, Value Stock, Small Company Value, Global Bond, Index 400 Mid-Cap, Macro-Cap Value, Micro-Cap Growth, Real Estate Securities and Templeton Developing Markets Segregated Sub-Accounts of Minnesota Life Variable Life Account (the Account) as of December 31, 1999 and the related statements of operations, the statements of changes in net assets, and the financial highlights for the periods presented. These financial statements and the financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

   We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investments owned at December 31, 1999 were confirmed to us by the respective sub-account mutual fund, or for Advantus Series Fund, Inc., verified by examination of the underlying portfolios. An audit also includes assessing the accounting principles used and significant estimates made by management as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Growth, Bond, Money Market, Asset Allocation, Mortgage Securities, Index 500, Capital Appreciation, International Stock, Small Company Growth, Value Stock, Small Company Value, Global Bond, Index 400 Mid-Cap, Macro-Cap Value, Micro-Cap Growth, Real Estate Securities and Templeton Developing Markets Segregated Sub-Accounts of Minnesota Life Variable Life Account at December 31, 1999 and the results of their operations, changes in their net assets and the financial highlights for the periods stated in the first paragraph above, in conformity with generally accepted accounting principles.

                                      KPMG LLP

Minneapolis, Minnesota
February 4, 2000

Minnesota Life Variable Life Account
                      Statements of Assets and Liabilities

                               December 31, 1999

                                                               Segregated Sub-Accounts
                     -----------------------------------------------------------------------------------------------------------
                                                                                                                        Small
                                               Money       Asset     Mortgage     Index      Capital    International  Company
      Assets            Growth       Bond      Market   Allocation  Securities     500     Appreciation     Stock       Growth
      ------         ------------ ---------- ---------- ----------- ---------- ----------- ------------ ------------- ----------
Investments in
 shares of Advantus
 Series Fund, Inc.:
 Growth Portfolio,
  44,788,616
  shares at net
  asset value of
  $3.33 per share
  (cost
  $110,881,177)....  $149,269,764        --         --          --         --          --          --            --          --
 Bond Portfolio,
  29,147,341
  shares at net
  asset value of
  $1.18 per share
  (cost
  $36,222,516).....           --  34,382,870        --          --         --          --          --            --          --
 Money Market
  Portfolio,
  15,408,451
  shares at net
  asset value of
  $1.00 per share
  (cost
  $15,408,451).....           --         --  15,408,451         --         --          --          --            --          --
 Asset Allocation
  Portfolio,
  73,231,896
  shares at net
  asset value of
  $2.39 per share
  (cost
  $142,807,941)....           --         --         --  174,765,035        --          --          --            --          --
 Mortgage
  Securities
  Portfolio,
  13,535,875
  shares at net
  asset value of
  $1.17 per share
  (cost
  $15,880,519).....           --         --         --          --  15,818,084         --          --            --          --
 Index 500
  Portfolio,
  43,979,933
  shares at net
  asset value of
  $4.56 per share
  (cost
  $144,752,668)....           --         --         --          --         --  200,716,837         --            --          --
 Capital
  Appreciation
  Portfolio,
  42,591,072
  shares at net
  asset value of
  $3.70 per share
  (cost
  $113,884,300)....           --         --         --          --         --          --  157,767,226           --          --
 International
  Stock Portfolio,
  59,670,858
  shares at net
  asset value of
  $1.94 per share
  (cost
  $98,893,504).....           --         --         --          --         --          --          --    115,728,540         --
 Small Company
  Growth
  Portfolio,
  39,144,306
  shares at net
  asset value of
  $2.44 per share
  (cost
  $63,532,911).....           --         --         --          --         --          --          --            --   95,488,124
                     ------------ ---------- ---------- ----------- ---------- ----------- -----------   -----------  ----------
                      149,269,764 34,382,870 15,408,451 174,765,035 15,818,084 200,716,837 157,767,226   115,728,540  95,488,124
Receivable from
 Minnesota Life for
 policy purchase
 payments..........       133,747     66,659     51,612      91,805     43,444     261,543      90,940       110,707      86,018
Receivable from
 Advantus Series
 Fund, Inc. for
 investments sold..        71,369     18,781      9,918      62,322      8,764     109,579     107,207       292,242      46,189
                     ------------ ---------- ---------- ----------- ---------- ----------- -----------   -----------  ----------
   Total assets....   149,474,880 34,468,310 15,469,981 174,919,162 15,870,292 201,087,959 157,965,373   116,131,489  95,620,331
                     ------------ ---------- ---------- ----------- ---------- ----------- -----------   -----------  ----------
    Liabilities
    -----------
Payable to Advantus
 Series Fund, Inc.
 for investments
 purchased.........       133,747     66,659     51,612      91,805     43,444     261,543      90,940       110,707      86,018
Payable to
 Minnesota Life for
 policy
 terminations and
 mortality and
 expense charges...        71,369     18,781      9,918      62,322      8,764     109,579     107,207       292,242      46,189
                     ------------ ---------- ---------- ----------- ---------- ----------- -----------   -----------  ----------
   Total
   liabilities.....       205,116     85,440     61,530     154,127     52,208     371,122     198,147       402,949     132,207
                     ------------ ---------- ---------- ----------- ---------- ----------- -----------   -----------  ----------
NET ASSETS
 APPLICABLE TO
 POLICY OWNERS.....  $149,269,764 34,382,870 15,408,451 174,765,035 15,818,084 200,716,837 157,767,226   115,728,540  95,488,124
                     ============ ========== ========== =========== ========== =========== ===========   ===========  ==========
UNITS OUTSTANDING..    25,947,087 15,498,228  8,537,295  41,923,737  6,357,179  34,132,820  26,226,878    45,292,311  36,120,491
                     ============ ========== ========== =========== ========== =========== ===========   ===========  ==========
NET ASSET VALUE PER
 UNIT..............  $       5.75       2.22       1.80        4.17       2.49        5.88        6.02          2.56        2.64
                     ============ ========== ========== =========== ========== =========== ===========   ===========  ==========

                See accompanying notes to financial statements.

Minnesota Life Variable Life Account
                Statements of Assets and Liabilities (continued)

                               December 31, 1999

                                                        Segregated Sub-Accounts
                          ------------------------------------------------------------------------------------
                                        Small                                               Real    Templeton
                                       Company   Global   Index 400  Macro-     Micro-     Estate   Developing
         Assets           Value Stock   Value     Bond     Mid-Cap  Cap Value Cap Growth Securities  Markets
         ------           ----------- --------- --------- --------- --------- ---------- ---------- ----------
Investments in shares of
 Advantus Series Fund,
 Inc.:
 Value Stock Portfolio,
  33,306,274 shares at
  net asset value
  of $1.71 per share
  (cost $56,922,516)....  $57,037,890       --        --        --        --         --       --          --
 Small Company Value
  Portfolio, 2,601,565
  shares at net asset
  value of $0.91 per
  share (cost
  $2,354,356)...........          --  2,361,848       --        --        --         --       --          --
 Global Bond Portfolio,
  1,376,350 shares at
  net asset value
  of $0.94 per share
  (cost $1,350,302).....          --        --  1,286,884       --        --         --       --          --
 Index 400 Mid-Cap
  Portfolio, 3,605,600
  shares at net asset
  value of $1.18 per
  share (cost
  $4,005,250)...........          --        --        --  4,267,363       --         --       --          --
 Macro-Cap Value
  Portfolio, 3,396,126
  shares at net asset
  value of $1.16 per
  share (cost
  $3,887,750)...........          --        --        --        --  3,950,829        --       --          --
 Micro-Cap Growth
  Portfolio, 4,295,529
  shares at net asset
  value of $2.51 per
  share (cost
  $7,241,855)...........          --        --        --        --        --  10,776,326      --          --
 Real Estate Securities
  Portfolio, 870,516
  shares at net asset
  value of $0.76 per
  share (cost
  $715,905).............          --        --        --        --        --         --   658,318         --
Investment in Templeton
 Variable Products
 Series Fund:
 Templeton Developing
  Markets Fund--Class
  2, 490,790 shares at
  net asset value of
  $7.74 per share (cost
  $2,924,941)...........          --        --        --        --        --         --       --    3,798,711
                          ----------- --------- --------- --------- --------- ----------  -------   ---------
                           57,037,890 2,361,848 1,286,884 4,267,363 3,950,829 10,776,326  658,318   3,798,711
Receivable from
 Minnesota Life for
 policy purchase
 payments...............       67,624    38,339    72,416    53,910    43,738     89,506   10,042         --
Receivable from Advantus
 Series Fund, Inc. for
 investments
 sold...................       35,323     1,869     1,259       852     1,334      2,184      127         --
                          ----------- --------- --------- --------- --------- ----------  -------   ---------
   Total assets.........   57,140,837 2,402,056 1,360,559 4,322,125 3,995,901 10,868,016  668,487   3,798,711
                          ----------- --------- --------- --------- --------- ----------  -------   ---------
      Liabilities
      -----------
Payable to Advantus
 Series Fund, Inc. for
 investments purchased..       67,624    38,339    72,416    53,910    43,738     89,506   10,042         --
Payable to Minnesota
 Life for policy
 terminations and
 mortality
 and expense charges....       35,323     1,869     1,259       852     1,334      2,184      127         --
                          ----------- --------- --------- --------- --------- ----------  -------   ---------
   Total liabilities....      102,947    40,208    73,675    54,762    45,072     91,690   10,169         --
                          ----------- --------- --------- --------- --------- ----------  -------   ---------
NET ASSETS APPLICABLE TO
 POLICY OWNERS..........  $57,037,890 2,361,848 1,286,884 4,267,363 3,950,829 10,776,326  658,318   3,798,711
                          =========== ========= ========= ========= ========= ==========  =======   =========
UNITS OUTSTANDING.......   26,260,066 2,831,365 1,257,783 3,509,018 3,488,610  4,222,084  794,290   2,898,791
                          =========== ========= ========= ========= ========= ==========  =======   =========
NET ASSET VALUE PER
 UNIT...................  $      2.17      0.83      1.02      1.22      1.13       2.55     0.83        1.31
                          =========== ========= ========= ========= ========= ==========  =======   =========

                See accompanying notes to financial statements.

Minnesota Life Variable Life Account
                            Statements of Operations

                          Year Ended December 31, 1999

                                                               Segregated Sub-Accounts
                    ---------------------------------------------------------------------------------------------------------
                                                  Money        Asset      Mortgage      Index       Capital     International
                       Growth        Bond        Market     Allocation   Securities      500      Appreciation      Stock
                    ------------  -----------  -----------  -----------  ----------  -----------  ------------  -------------
Investment income
 (loss):
 Investment income
  distributions
  from underlying
  mutual fund
  (note 4)......... $    506,360    1,626,766      616,032    6,527,423     833,516    2,856,661          --       2,400,935
 Mortality and
  expense charges
  (note 3).........     (592,113)    (162,488)     (66,448)    (751,238)    (72,636)    (833,392)    (626,087)      (493,146)
                    ------------  -----------  -----------  -----------  ----------  -----------  -----------    -----------
   Investment
    income (loss)--
    net............      (85,753)   1,464,278      549,584    5,776,185     760,880    2,023,269     (626,087)     1,907,789
                    ------------  -----------  -----------  -----------  ----------  -----------  -----------    -----------
Realized and
 unrealized gains
 (losses) on
 investments--net:
 Realized gain
  distributions
  from underlying
  mutual fund
  (note 4).........    2,985,736      654,481          --     7,241,701         --     2,139,618   16,619,653      4,664,200
                    ------------  -----------  -----------  -----------  ----------  -----------  -----------    -----------
 Realized gains
  (losses) on
  sales of
  investments:
   Proceeds from
    sales..........   43,353,091   12,967,909   26,634,486   31,970,185   4,632,062   42,082,164   31,217,758     34,347,541
   Cost of
    investments
    sold...........  (36,042,059) (13,523,189) (26,634,486) (27,553,460) (4,634,891) (30,803,572) (26,385,087)   (32,044,170)
                    ------------  -----------  -----------  -----------  ----------  -----------  -----------    -----------
                       7,311,032     (555,280)         --     4,416,725      (2,829)  11,278,592    4,832,671      2,303,371
                    ------------  -----------  -----------  -----------  ----------  -----------  -----------    -----------
   Net realized
    gains (losses)
    on investments.   10,296,768       99,201          --    11,658,426      (2,829)  13,418,210   21,452,323      6,967,570
                    ------------  -----------  -----------  -----------  ----------  -----------  -----------    -----------
 Net change in
  unrealized
  appreciation or
  depreciation of
  investments......   18,859,069   (2,605,774)         --     4,617,276    (542,263)  15,240,028    6,730,186     10,363,042
                    ------------  -----------  -----------  -----------  ----------  -----------  -----------    -----------
   Net gains
    (losses) on
    investments....   29,155,837   (2,506,573)         --    16,275,702    (545,092)  28,658,238   28,182,509     17,330,612
                    ------------  -----------  -----------  -----------  ----------  -----------  -----------    -----------
   Net increase
    (decrease) in
    net assets
    resulting from
    operations..... $ 29,070,084   (1,042,295)     549,584   22,051,887     215,788   30,681,507   27,556,422     19,238,401
                    ============  ===========  ===========  ===========  ==========  ===========  ===========    ===========
                       Small
                      Company
                      Growth
                    ------------
Investment income
 (loss):
 Investment income
  distributions
  from underlying
  mutual fund
  (note 4).........         --
 Mortality and
  expense charges
  (note 3).........    (325,988)
                    ------------
   Investment
    income (loss)--
    net............    (325,988)
                    ------------
Realized and
 unrealized gains
 (losses) on
 investments--net:
 Realized gain
  distributions
  from underlying
  mutual fund
  (note 4).........         --
                    ------------
 Realized gains
  (losses) on
  sales of
  investments:
   Proceeds from
    sales..........  24,364,340
   Cost of
    investments
    sold........... (22,537,893)
                    ------------
                      1,826,447
                    ------------
   Net realized
    gains (losses)
    on investments.   1,826,447
                    ------------
 Net change in
  unrealized
  appreciation or
  depreciation of
  investments......  27,746,862
                    ------------
   Net gains
    (losses) on
    investments....  29,573,309
                    ------------
   Net increase
    (decrease) in
    net assets
    resulting from
    operations.....  29,247,321
                    ============


                See accompanying notes to financial statements.

Minnesota Life Variable Life Account
                      Statements of Operations (continued)

                          Year ended December 31, 1999

                                                       Segregated Sub-Accounts
                         ------------------------------------------------------------------------------------------
                                       Small                                                             Templeton
                            Value     Company    Global   Index 400   Macro-Cap  Micro-Cap   Real Estate Developing
                            Stock      Value      Bond     Mid-Cap      Value      Growth    Securities   Markets
                         -----------  --------  --------  ----------  ---------  ----------  ----------- ----------
Investment income
 (loss):
 Investment income
  distributions from
  underlying mutual
  fund (note 4)......... $ 1,547,297    28,039    30,022      17,227    16,884          --      34,702      11,707
 Mortality and expense
  charges (note 3)......    (268,331)   (7,359)   (3,636)    (11,621)  (11,281)     (13,660)    (2,028)     (5,284)
                         -----------  --------  --------  ----------  --------   ----------   --------    --------
   Investment income
    (loss)--net.........   1,278,966    20,680    26,386       5,606     5,603      (13,660)    32,674       6,423
                         -----------  --------  --------  ----------  --------   ----------   --------    --------
Realized and unrealized
 gains (losses) on
 investments--net:
 Realized gain
  distributions from
  underlying mutual
  fund (note 4).........         --        --      2,202     244,929   129,047          --         --          --
                         -----------  --------  --------  ----------  --------   ----------   --------    --------
 Realized gains
  (losses) on sales of
  investments:
   Proceeds from sales..  20,529,800   703,644   491,697   1,602,249   779,516    2,864,382    419,002     211,340
   Cost of investments
    sold................ (20,082,330) (704,456) (518,288) (1,548,875) (761,003)  (2,299,612)  (421,895)   (245,020)
                         -----------  --------  --------  ----------  --------   ----------   --------    --------
                             447,470      (812)  (26,591)     53,374    18,513      564,770     (2,893)    (33,680)
                         -----------  --------  --------  ----------  --------   ----------   --------    --------
   Net realized (losses)
    gains on
    investments.........     447,470      (812)  (24,389)    298,303   147,560      564,770     (2,893)    (33,680)
                         -----------  --------  --------  ----------  --------   ----------   --------    --------
 Net change in
  unrealized
  appreciation or
  depreciation of
  investments...........  (1,892,941)   (8,937)  (50,201)    149,835        18    3,431,535    (47,990)    813,548
                         -----------  --------  --------  ----------  --------   ----------   --------    --------
   Net gains (losses) on
    investments.........  (1,445,471)   (9,749)  (74,590)    448,138   147,578    3,996,305    (50,883)    779,868
                         -----------  --------  --------  ----------  --------   ----------   --------    --------
   Net increase
    (decrease) in net
    assets resulting
    from operations..... $  (166,505)   10,931   (48,204)    453,744   153,181    3,982,645    (18,209)    786,291
                         ===========  ========  ========  ==========  ========   ==========   ========    ========


                See accompanying notes to financial statements.

Minnesota Life Variable Life Account
                      Statements of Operations (continued)

                          Year ended December 31, 1998

                                                               Segregated Sub-Accounts
                     -------------------------------------------------------------------------------------------------------
                                                 Money        Asset      Mortgage                  Capital     International
                       Growth        Bond       Market     Allocation   Securities   Index 500   Appreciation      Stock
                     -----------  ----------  -----------  -----------  ----------  -----------  ------------  -------------
Investment income
 (loss):
  Investment income
   distributions
   from underlying
   mutual fund (note
   4)............... $   698,525   1,338,221      449,098    2,922,443     604,913      911,517          --       2,121,828
  Mortality and
   expense charges
   (note 3).........    (404,953)   (129,237)     (46,453)    (587,038)    (58,011)    (547,730)    (503,496)      (418,056)
                     -----------  ----------  -----------  -----------  ----------  -----------  -----------    -----------
   Investment income
    (loss)--net.....     293,572   1,208,984      402,645    2,335,405     546,902      363,787     (503,496)     1,703,772
                     -----------  ----------  -----------  -----------  ----------  -----------  -----------    -----------
Realized and
 unrealized gains
 (losses) on
 investments--net:
  Realized gain
   distributions
   from underlying
   mutual fund (note
   4)...............  11,109,561     281,896          --     7,426,667         --       571,352    5,324,035      2,088,998
                     -----------  ----------  -----------  -----------  ----------  -----------  -----------    -----------
  Realized gains on
   sales of
   investments:
    Proceeds from
     sales..........  27,003,108  10,067,912   19,969,206   26,184,761   3,771,554   31,615,282   26,513,720     25,063,915
    Cost of
     investments
     sold........... (24,628,270) (9,893,680) (19,969,206) (22,795,505) (3,652,500) (23,425,350) (20,848,774)   (22,654,514)
                     -----------  ----------  -----------  -----------  ----------  -----------  -----------    -----------
                       2,374,838     174,232          --     3,389,256     119,054    8,189,932    5,664,946      2,409,401
                     -----------  ----------  -----------  -----------  ----------  -----------  -----------    -----------
    Net realized
     gains on
     investments....  13,484,399     456,128          --    10,815,923     119,054    8,761,284   10,988,981      4,498,399
                     -----------  ----------  -----------  -----------  ----------  -----------  -----------    -----------
  Net change in
   unrealized
   appreciation or
   depreciation of
   investments......  11,101,163    (256,619)         --    11,996,966       3,276   17,656,536   17,334,011     (1,715,008)
                     -----------  ----------  -----------  -----------  ----------  -----------  -----------    -----------
    Net gains on
     investments....  24,585,562     199,509          --    22,812,889     122,330   26,417,820   28,322,992      2,783,391
                     -----------  ----------  -----------  -----------  ----------  -----------  -----------    -----------
    Net increase in
     net assets
     resulting from
     operations..... $24,879,134   1,408,493      402,645   25,148,294     669,232   26,781,607   27,819,496      4,487,163
                     ===========  ==========  ===========  ===========  ==========  ===========  ===========    ===========
                        Small
                       Company
                       Growth
                     ------------
Investment income
 (loss):
  Investment income
   distributions
   from underlying
   mutual fund (note
   4)...............         --
  Mortality and
   expense charges
   (note 3).........    (265,824)
                     ------------
   Investment income
    (loss)--net.....    (265,824)
                     ------------
Realized and
 unrealized gains
 (losses) on
 investments--net:
  Realized gain
   distributions
   from underlying
   mutual fund (note
   4)...............         --
                     ------------
  Realized gains on
   sales of
   investments:
    Proceeds from
     sales..........  17,975,194
    Cost of
     investments
     sold........... (17,656,969)
                     ------------
                         318,225
                     ------------
    Net realized
     gains on
     investments....     318,225
                     ------------
  Net change in
   unrealized
   appreciation or
   depreciation of
   investments......     876,621
                     ------------
    Net gains on
     investments....   1,194,846
                     ------------
    Net increase in
     net assets
     resulting from
     operations.....     929,022
                     ============

                See accompanying notes to financial statements.

Minnesota Life Variable Life Account
                      Statements of Operations (continued)

                          Year ended December 31, 1998

                                                        Segregated Sub-Accounts
                         -----------------------------------------------------------------------------------------
                                        Small                                                           Templeton
                            Value      Company   Global   Index 400  Macro-Cap Micro-Cap   Real Estate  Developing
                            Stock      Value(a)  Bond(a)  Mid-Cap(a) Value(a)  Growth(a)  Securities(a) Markets(a)
                         ------------  --------  -------  ---------- --------- ---------  ------------- ----------
Investment income
 (loss):
 Investment income
  distributions from
  underlying mutual
  fund (note 4)......... $        --     8,491    15,866      5,286     3,488       --         9,387         --
 Mortality and expense
  charges (note 3)......     (221,650)    (961)     (331)    (1,123)   (1,064)   (1,067)        (719)       (900)
                         ------------  -------   -------   --------   -------  --------      -------     -------
   Investment income
    (loss)--net.........     (221,650)   7,530    15,535      4,163     2,424    (1,067)       8,668        (900)
                         ------------  -------   -------   --------   -------  --------      -------     -------
Realized and unrealized
 gains (losses) on
 investments--net:
 Realized gain
  distributions from
  underlying mutual
  fund
  (note 4)..............       67,256      --      8,113     18,418    33,791       --           --          --
                         ------------  -------   -------   --------   -------  --------      -------     -------
 Realized gains
  (losses) on sales of
  investments:
   Proceeds from sales..   14,868,851   93,721    27,025    293,103   102,220   103,427       37,726      16,519
   Cost of investments
    sold................  (14,819,476) (97,433)  (26,487)  (291,094)  (98,709) (103,574)     (39,357)    (16,278)
                         ------------  -------   -------   --------   -------  --------      -------     -------
                               49,375   (3,712)      538      2,009     3,511      (147)      (1,631)        241
                         ------------  -------   -------   --------   -------  --------      -------     -------
   Net realized gains
    (losses) on
    investments.........      116,631   (3,712)    8,651     20,427    37,302      (147)      (1,631)        241
                         ------------  -------   -------   --------   -------  --------      -------     -------
 Net change in
  unrealized
  appreciation or
  depreciation of
  investments...........      863,403   16,429   (13,217)   112,278    63,061   102,936       (9,597)     60,222
                         ------------  -------   -------   --------   -------  --------      -------     -------
   Net gains (losses) on
    investments.........      980,034   12,717    (4,566)   132,705   100,363   102,789      (11,228)     60,463
                         ------------  -------   -------   --------   -------  --------      -------     -------
   Net increase
    (decrease) in net
    assets resulting
    from operations..... $    758,385   20,247    10,969    136,868   102,787   101,722       (2,560)     59,563
                         ============  =======   =======   ========   =======  ========      =======     =======

------
(a) For the period from May 19, 1998, commencement of operations, to December 31, 1998.


                See accompanying notes to financial statements.

Minnesota Life Variable Life Account
                      Statements of Operations (continued)

                          Year ended December 31, 1997

                                                                    Segregated Sub-Accounts
                    -------------------------------------------------------------------------------------------------------
                                                Money        Asset      Mortgage      Index       Capital     International
                       Growth        Bond       Market    Allocation   Securities      500      Appreciation      Stock
                    ------------  ----------  ----------  -----------  ----------  -----------  ------------  -------------
Investment income
 (loss):
 Investment income
  distributions
  from underlying
  mutual fund
  (note 4)......... $    402,228     870,434     331,689    2,294,552     585,018      713,950          --       1,700,559
 Mortality and ex-
  pense charges
  (note 3).........     (263,066)    (88,316)    (33,136)    (450,565)    (47,250)    (345,963)    (359,192)      (315,047)
                    ------------  ----------  ----------  -----------  ----------  -----------  -----------    -----------
   Investment
    income (loss)--
    net............      139,162     782,118     298,553    1,843,987     537,768      367,987     (359,192)     1,385,512
                    ------------  ----------  ----------  -----------  ----------  -----------  -----------    -----------
Realized and
 unrealized gains
 (losses) on
 investments--net:
 Realized gain
  distributions
  from underlying
  mutual fund
  (note 4).........   10,393,363         --          --     4,763,693         --       902,006    6,002,097        848,376
                    ------------  ----------  ----------  -----------  ----------  -----------  -----------    -----------
 Realized gains on
  sales of
  investments:
   Proceeds from
    sales..........   15,684,889   7,023,299   9,785,041   23,263,361   3,450,756   16,510,404   17,747,694     17,240,951
   Cost of invest-
    ments sold.....  (14,635,767) (6,842,596) (9,785,041) (20,785,498) (3,367,243) (12,299,647) (14,670,799)   (14,680,146)
                    ------------  ----------  ----------  -----------  ----------  -----------  -----------    -----------
                       1,049,122     180,703         --     2,477,863      83,513    4,210,757    3,076,895      2,560,805
                    ------------  ----------  ----------  -----------  ----------  -----------  -----------    -----------
   Net realized
    gains on
    investments....   11,442,485     180,703         --     7,241,556      83,513    5,112,763    9,078,992      3,409,181
                    ------------  ----------  ----------  -----------  ----------  -----------  -----------    -----------
 Net change in
  unrealized
  appreciation or
  depreciation of
  investments......    3,414,900     561,234         --     6,261,254     169,605   12,660,399    9,108,606      1,199,797
                    ------------  ----------  ----------  -----------  ----------  -----------  -----------    -----------
   Net gains on in-
    vestments......   14,857,385     741,937         --    13,502,810     253,118   17,773,162   18,187,598      4,608,978
                    ------------  ----------  ----------  -----------  ----------  -----------  -----------    -----------
   Net increase in
    net assets
    resulting from
    operations..... $ 14,996,547   1,524,055     298,553   15,346,797     790,886   18,141,149   17,828,406      5,994,490
                    ============  ==========  ==========  ===========  ==========  ===========  ===========    ===========
                       Small
                      Company      Value
                      Growth       Stock
                    ------------ -----------
Investment income
 (loss):
 Investment income
  distributions
  from underlying
  mutual fund
  (note 4).........         579     402,534
 Mortality and ex-
  pense charges
  (note 3).........    (204,439)   (138,510)
                    ------------ -----------
   Investment
    income (loss)--
    net............    (203,860)    264,024
                    ------------ -----------
Realized and
 unrealized gains
 (losses) on
 investments--net:
 Realized gain
  distributions
  from underlying
  mutual fund
  (note 4).........         --    3,195,383
                    ------------ -----------
 Realized gains on
  sales of
  investments:
   Proceeds from
    sales..........  12,901,283  10,061,048
   Cost of invest-
    ments sold..... (12,333,703) (8,568,072)
                    ------------ -----------
                        567,580   1,492,976
                    ------------ -----------
   Net realized
    gains on
    investments....     567,580   4,688,359
                    ------------ -----------
 Net change in
  unrealized
  appreciation or
  depreciation of
  investments......   2,548,501    (516,947)
                    ------------ -----------
   Net gains on in-
    vestments......   3,116,081   4,171,412
                    ------------ -----------
   Net increase in
    net assets
    resulting from
    operations.....   2,912,221   4,435,436
                    ============ ===========

                See accompanying notes to financial statements.

Minnesota Life Variable Life Account
                      Statements of Changes in Net Assets

                          Year Ended December 31, 1999

                                                              Segregated Sub-Accounts
                   ---------------------------------------------------------------------------------------------------------
                                                 Money        Asset      Mortgage      Index       Capital     International
                      Growth        Bond        Market     Allocation   Securities      500      Appreciation      Stock
                   ------------  -----------  -----------  -----------  ----------  -----------  ------------  -------------
Operations:
 Investment in-
  come (loss)--
  net............  $    (85,753)   1,464,278      549,584    5,776,185     760,880    2,023,269     (626,087)     1,907,789
 Net realized
  gains (losses)
  on investments.    10,296,768       99,201          --    11,658,426      (2,829)  13,418,210   21,452,323      6,967,570
 Net change in
  unrealized
  appreciation or
  depreciation of
  investments....    18,859,069   (2,605,774)         --     4,617,276    (542,263)  15,240,028    6,730,186     10,363,042
                   ------------  -----------  -----------  -----------  ----------  -----------  -----------    -----------
Net increase
 (decrease) in
 net assets
 resulting from
 operations......    29,070,084   (1,042,295)     549,584   22,051,887     215,788   30,681,507   27,556,422     19,238,401
                   ------------  -----------  -----------  -----------  ----------  -----------  -----------    -----------
Policy transac-
 tions (notes 3,
 4 and 5):
 Policy purchase
  payments.......    58,717,519   17,573,124   31,178,806   44,726,919   7,045,702   73,108,305   37,490,912     39,449,982
 Policy withdraw-
  als and
  charges........   (42,760,978) (12,805,421) (26,568,038) (31,218,947) (4,559,427) (41,248,772) (30,591,671)   (33,854,395)
                   ------------  -----------  -----------  -----------  ----------  -----------  -----------    -----------
Increase in net
 assets from
 policy
 transactions....    15,956,541    4,767,703    4,610,768   13,507,972   2,486,275   31,859,533    6,899,241      5,595,587
                   ------------  -----------  -----------  -----------  ----------  -----------  -----------    -----------
Increase in net
 assets..........    45,026,625    3,725,408    5,160,352   35,559,859   2,702,063   62,541,040   34,455,663     24,833,988
Net assets at the
 beginning of
 year............   104,243,139   30,657,462   10,248,099  139,205,176  13,116,021  138,175,797  123,311,563     90,894,552
                   ------------  -----------  -----------  -----------  ----------  -----------  -----------    -----------
Net assets at the
 end of year.....  $149,269,764   34,382,870   15,408,451  174,765,035  15,818,084  200,716,837  157,767,226    115,728,540
                   ============  ===========  ===========  ===========  ==========  ===========  ===========    ===========
                      Small
                     Company
                     Growth
                   ------------
Operations:
 Investment in-
  come (loss)--
  net............     (325,988)
 Net realized
  gains (losses)
  on investments.    1,826,447
 Net change in
  unrealized
  appreciation or
  depreciation of
  investments....   27,746,862
                   ------------
Net increase
 (decrease) in
 net assets
 resulting from
 operations......   29,247,321
                   ------------
Policy transac-
 tions (notes 3,
 4 and 5):
 Policy purchase
  payments.......   28,401,864
 Policy withdraw-
  als and
  charges........  (24,038,352)
                   ------------
Increase in net
 assets from
 policy
 transactions....    4,363,512
                   ------------
Increase in net
 assets..........   33,610,833
Net assets at the
 beginning of
 year............   61,877,291
                   ------------
Net assets at the
 end of year.....   95,488,124
                   ============


                See accompanying notes to financial statements.

Minnesota Life Variable Life Account
                Statements of Changes in Net Assets (continued)

                          Year Ended December 31, 1999

                                                          Segregated Sub-Accounts
                          ---------------------------------------------------------------------------------------------
                                          Small                                                              Templeton
                             Value       Company    Global    Index 400   Macro-Cap  Micro-Cap   Real Estate Developing
                             Stock        Value      Bond      Mid-Cap      Value      Growth    Securities   Markets
                          ------------  ---------  ---------  ----------  ---------  ----------  ----------- ----------
Operations:
 Investment income
  (loss)--net...........  $  1,278,966     20,680     26,386       5,606      5,603     (13,660)    32,674       6,423
 Net realized gains
  (losses) on
  investments...........       447,470       (812)   (24,389)    298,303    147,560     564,770     (2,893)    (33,680)
 Net change in
  unrealized
  appreciation or
  depreciation of
  investments...........    (1,892,941)    (8,937)   (50,201)    149,835         18   3,431,535    (47,990)    813,548
                          ------------  ---------  ---------  ----------  ---------  ----------   --------   ---------
Net increase (decrease)
 in net assets resulting
 from operations........      (166,505)    10,931    (48,204)    453,744    153,181   3,982,645    (18,209)    786,291
                          ------------  ---------  ---------  ----------  ---------  ----------   --------   ---------
Policy transactions
 (notes 3, 4 and 5):
 Policy purchase
  payments..............    25,802,197  2,273,267  1,496,270   4,320,045  3,691,232   8,888,408    846,906   2,969,560
 Policy withdrawals and
  charges...............   (20,261,470)  (696,285)  (488,062) (1,590,628)  (768,235) (2,850,722)  (416,974)   (625,851)
                          ------------  ---------  ---------  ----------  ---------  ----------   --------   ---------
Increase in net assets
 from policy
 transactions...........     5,540,727  1,576,982  1,008,208   2,729,417  2,922,997   6,037,686    429,932   2,343,709
                          ------------  ---------  ---------  ----------  ---------  ----------   --------   ---------
Increase in net assets..     5,374,222  1,587,913    960,004   3,183,161  3,076,178  10,020,331    411,723   3,130,000
Net assets at the
 beginning of year......    51,663,668    773,935    326,880   1,084,202    874,651     755,995    246,595     668,711
                          ------------  ---------  ---------  ----------  ---------  ----------   --------   ---------
Net assets at the end of
 year...................  $ 57,037,890  2,361,848  1,286,884   4,267,363  3,950,829  10,776,326    658,318   3,798,711
                          ============  =========  =========  ==========  =========  ==========   ========   =========


                See accompanying notes to financial statements.

Minnesota Life Variable Life Account
                Statements of Changes in Net Assets (continued)

                          Year ended December 31, 1998

                                                              Segregated Sub-Accounts
                   --------------------------------------------------------------------------------------------------------
                                                Money        Asset      Mortgage      Index       Capital     International
                      Growth        Bond       Market     Allocation   Securities      500      Appreciation      Stock
                   ------------  ----------  -----------  -----------  ----------  -----------  ------------  -------------
Operations:
 Investment
  income (loss)--
  net............  $    293,572   1,208,984      402,645    2,335,405     546,902      363,787     (503,496)     1,703,772
 Net realized
  gains on
  investments....    13,484,399     456,128          --    10,815,923     119,054    8,761,284   10,988,981      4,498,399
 Net change in
  unrealized
  appreciation or
  depreciation of
  investments....    11,101,163    (256,619)         --    11,996,966       3,276   17,656,536   17,334,011     (1,715,008)
                   ------------  ----------  -----------  -----------  ----------  -----------  -----------    -----------
Net increase in
 net assets
 resulting from
 operations......    24,879,134   1,408,493      402,645   25,148,294     669,232   26,781,607   27,819,496      4,487,163
                   ------------  ----------  -----------  -----------  ----------  -----------  -----------    -----------
Policy
 transactions
 (notes 3, 4 and
 5):
 Policy purchase
  payments.......    39,789,274  18,197,885   22,597,674   36,353,193   5,839,283   55,781,942   33,631,794     39,752,735
 Policy
  withdrawals and
  charges........   (26,598,154) (9,938,676) (19,922,753) (25,597,723) (3,713,544) (31,067,552) (26,010,224)   (24,645,860)
                   ------------  ----------  -----------  -----------  ----------  -----------  -----------    -----------
Increase in net
 assets from
 policy
 transactions....    13,191,120   8,259,209    2,674,921   10,755,470   2,125,739   24,714,390    7,621,570     15,106,875
                   ------------  ----------  -----------  -----------  ----------  -----------  -----------    -----------
Increase in net
 assets..........    38,070,254   9,667,702    3,077,566   35,903,764   2,794,971   51,495,997   35,441,066     19,594,038
Net assets at the
 beginning of
 year............    66,172,885  20,989,760    7,170,533  103,301,412  10,321,050   86,679,800   87,870,497     71,300,514
                   ------------  ----------  -----------  -----------  ----------  -----------  -----------    -----------
Net assets at the
 end of year.....  $104,243,139  30,657,462   10,248,099  139,205,176  13,116,021  138,175,797  123,311,563     90,894,552
                   ============  ==========  ===========  ===========  ==========  ===========  ===========    ===========
                      Small
                     Company
                     Growth
                   ------------
Operations:
 Investment
  income (loss)--
  net............     (265,824)
 Net realized
  gains on
  investments....      318,225
 Net change in
  unrealized
  appreciation or
  depreciation of
  investments....      876,621
                   ------------
Net increase in
 net assets
 resulting from
 operations......      929,022
                   ------------
Policy
 transactions
 (notes 3, 4 and
 5):
 Policy purchase
  payments.......   29,383,489
 Policy
  withdrawals and
  charges........  (17,709,370)
                   ------------
Increase in net
 assets from
 policy
 transactions....   11,674,119
                   ------------
Increase in net
 assets..........   12,603,141
Net assets at the
 beginning of
 year............   49,274,150
                   ------------
Net assets at the
 end of year.....   61,877,291
                   ============


                See accompanying notes to financial statements.

Minnesota Life Variable Life Account
                Statements of Changes in Net Assets (continued)

                          Year ended December 31, 1998

                                                            Segregated Sub-Accounts
                         --------------------------------------------------------------------------------------------------
                                                                                                             Templeton
                            Value     Small Company Global   Index 400   Macro-Cap  Micro-Cap   Real Estate  Developing
                            Stock       Value(a)    Bond(a)  Mid-Cap(a)  Value(a)   Growth(a)  Securities(a) Markets(a)
                         -----------  ------------- -------  ----------  ---------  ---------  ------------- ----------
Operations:
 Investment income
  (loss)--net..........  $  (221,650)      7,530     15,535      4,163      2,424     (1,067)       8,668        (900)
 Net realized gains
  (losses) on invest-
  ments................      116,631      (3,712)     8,652     20,427     37,302       (147)      (1,631)        241
 Net change in
  unrealized
  appreciation or
  depreciation of
  investments..........      863,403      16,429    (13,217)   112,278     63,061    102,936       (9,597)     60,222
                         -----------     -------    -------  ---------   --------   --------      -------     -------
Net increase (decrease)
 in net assets
 resulting from
 operations............      758,385      20,247     10,970    136,868    102,787    101,722       (2,560)     59,563
                         -----------     -------    -------  ---------   --------   --------      -------     -------
Policy transactions
 (notes 3, 4 and 5):
 Policy purchase pay-
  ments................   28,395,796     846,448    342,604  1,239,314    873,020    756,634      286,162     676,668
 Policy withdrawals and
  charges..............  (14,647,201)    (92,760)   (26,694)  (291,980)  (101,156)  (102,360)     (37,007)    (67,520)
                         -----------     -------    -------  ---------   --------   --------      -------     -------
Increase in net assets
 from policy transac-
 tions.................   13,748,593     753,688    315,910    947,334    771,864    654,274      249,155     609,148
                         -----------     -------    -------  ---------   --------   --------      -------     -------
Increase in net assets.   14,506,978     773,935    326,880  1,084,202    874,651    755,995      246,595     668,711
Net assets at the be-
 ginning of year.......   37,156,690         --         --         --         --         --           --          --
                         -----------     -------    -------  ---------   --------   --------      -------     -------
Net assets at the end
 of year...............  $51,663,668     773,935    326,880  1,084,202    874,651    755,995      246,595     668,711
                         ===========     =======    =======  =========   ========   ========      =======     =======

------
(a) For the period from May 19, 1998, commencement of operations, to December 31, 1998.


                See accompanying notes to financial statements.

Minnesota Life Variable Life Account
                Statements of Changes in Net Assets (continued)

                          Year ended December 31, 1997

                                                                  Segregated Sub-Accounts
                   ------------------------------------------------------------------------------------------------------
                                              Money        Asset      Mortgage      Index       Capital     International
                     Growth        Bond       Market    Allocation   Securities      500      Appreciation      Stock
                   -----------  ----------  ----------  -----------  ----------  -----------  ------------  -------------
Operations:
 Investment
  income (loss)--
  net............  $   139,162     782,118     298,553    1,843,987     537,768      367,987     (359,192)     1,385,512
 Net realized
  gains on
  investments....   11,442,485     180,703         --     7,241,556      83,513    5,112,763    9,078,992      3,409,181
 Net change in
  unrealized ap-
  preciation or
  depreciation of
  investments....    3,414,900     561,234         --     6,261,254     169,605   12,660,399    9,108,606      1,199,797
                   -----------  ----------  ----------  -----------  ----------  -----------  -----------    -----------
Net increase in
 net assets
 resulting from
 operations......   14,996,547   1,524,055     298,553   15,346,797     790,886   18,141,149   17,828,406      5,994,490
                   -----------  ----------  ----------  -----------  ----------  -----------  -----------    -----------
Policy
 transactions
 (notes 3, 4 and
 5):
 Policy purchase
  payments.......   24,785,458  11,710,496  10,151,149   30,593,582   4,047,794   34,152,463   28,190,241     32,014,886
 Policy
  withdrawals and
  charges........  (15,421,823) (6,934,983) (9,751,905) (22,812,796) (3,403,506) (16,164,441) (17,388,503)   (16,925,904)
                   -----------  ----------  ----------  -----------  ----------  -----------  -----------    -----------
Increase in net
 assets from pol-
 icy transac-
 tions...........    9,363,635   4,775,513     399,244    7,780,786     644,288   17,988,022   10,801,738     15,088,982
                   -----------  ----------  ----------  -----------  ----------  -----------  -----------    -----------
Increase in net
 assets..........   24,360,182   6,299,568     697,797   23,127,583   1,435,174   36,129,171   28,630,144     21,083,472
Net assets at the
 beginning of
 year............   41,812,703  14,690,192   6,472,736   80,173,829   8,885,876   50,550,629   59,240,353     50,217,042
                   -----------  ----------  ----------  -----------  ----------  -----------  -----------    -----------
Net assets at the
 end of year.....  $66,172,885  20,989,760   7,170,533  103,301,412  10,321,050   86,679,800   87,870,497     71,300,514
                   ===========  ==========  ==========  ===========  ==========  ===========  ===========    ===========
                      Small
                     Company      Value
                     Growth       Stock
                   ------------ -----------
Operations:
 Investment
  income (loss)--
  net............     (203,860)    264,024
 Net realized
  gains on
  investments....      567,580   4,688,359
 Net change in
  unrealized ap-
  preciation or
  depreciation of
  investments....    2,548,501    (516,947)
                   ------------ -----------
Net increase in
 net assets
 resulting from
 operations......    2,912,221   4,435,436
                   ------------ -----------
Policy
 transactions
 (notes 3, 4 and
 5):
 Policy purchase
  payments.......   25,428,738  25,430,667
 Policy
  withdrawals and
  charges........  (12,696,844) (9,922,538)
                   ------------ -----------
Increase in net
 assets from pol-
 icy transac-
 tions...........   12,731,894  15,508,129
                   ------------ -----------
Increase in net
 assets..........   15,644,115  19,943,565
Net assets at the
 beginning of
 year............   33,630,035  17,213,125
                   ------------ -----------
Net assets at the
 end of year.....   49,274,150  37,156,690
                   ============ ===========


                See accompanying notes to financial statements.

Minnesota Life Variable Life Account

Notes to Financial Statements

(1) Organization
The Minnesota Life Variable Life Account (the Account) was established on October 21, 1985 as a segregated asset account of Minnesota Life Insurance Company (Minnesota Life) under Minnesota law and is registered as a unit investment trust under the Investment Company Act of 1940 (as amended). There are currently two types of variable life policies each consisting of seventeen segregated sub-accounts to which policy owners may allocate their purchase payments. The financial statements presented herein include both types of variable life policies, Variable Adjustable Life and Variable Adjustable Life Second Death, offered by the Account.

   The assets of each segregated sub-account are held for the exclusive benefit of the variable life policy owners and are not chargeable with liabilities arising out of the business conducted by any other account or by Minnesota Life. Variable life policy owners allocate their purchase payments to one or more of the seventeen segregated sub-accounts. Such payments are then invested in shares of Advantus Series Fund, Inc. (the Fund) and Templeton Variable Products Series Fund (collectively, the Underlying Funds). The Advantus Series Fund, Inc. was organized by Minnesota Life as the investment vehicle for its variable life insurance policies and variable annuity contracts. Each of the Underlying Funds is registered under the Investment Company Act of 1940 (as amended) as a diversified (except Global Bond Portfolio which is non-diversified), open-end management investment company.

   Payments allocated to the Growth, Bond, Money Market, Asset Allocation, Mortgage Securities, Index 500, Capital Appreciation, International Stock, Small Company Growth, Value Stock, Small Company Value, Global Bond, Index 400 Mid-Cap, Macro-Cap Value, Micro-Cap Growth, Real Estate Securities and Templeton Developing Markets segregated sub-accounts are invested in shares of the Growth, Bond, Money Market, Asset Allocation, Mortgage Securities, Index 500, Capital Appreciation, International Stock, Small Company Growth, Value Stock, Small Company Value, Global Bond, Index 400 Mid-Cap, Macro-Cap Value, Micro-Cap Growth and Real Estate Securities Portfolios of the Fund and Templeton Developing Markets--Class 2 of Templeton Variable Products Series Fund, respectively.

   Ascend Financial Services, Inc. acts as the underwriter for the Account. Advantus Capital Management, Inc. acts as the investment adviser for the Fund. Ascend Financial Services, Inc. is a wholly-owned subsidiary of Advantus Capital Management, Inc. and Advantus Capital Management, Inc. is a wholly-owned subsidiary of Minnesota Life.

(2) Summary of Significant Accounting Policies
Use of Estimates
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actuals could differ from those estimates.

Investments in Underlying Funds
Investments in shares of the Underlying Funds are stated at market value which is the net asset value per share as determined daily by each Underlying Fund. Investment transactions are accounted for on the date the shares are purchased or sold. The cost of investments sold is determined on the average cost method. All dividend distributions received from the Underlying Funds are reinvested in additional shares of the Underlying Funds and are recorded by the sub-accounts on the ex-dividend date.

Federal Income Taxes
The Account is treated as part of Minnesota Life for federal income tax purposes. Under current interpretations of existing federal income tax law, no income taxes are payable on investment income or capital gain distributions received by the Account from the Fund.

Minnesota Life Variable Life Account

(3) Mortality and Expense and Other Policy Charges
The mortality and expense charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to .50 percent of the average daily net assets of the Account. This charge is an expense of the Account and is deducted daily from net assets of the Account.

  Policy purchase payments are reflected net of the following charges paid to Minnesota Life:
    A basic sales load of 7 percent is deducted from each premium payment. A first year sales load not to exceed 23 percent may also be deducted. Total sales charges deducted from premium payments for the years ended December 31, 1999, 1998 and 1997 amounted to $25,083,967, $23,671,583 and
  $19,600,016, respectively.
    An underwriting charge is deducted from first year purchase payments in an amount not to exceed $5 per $1,000 of face amount of insurance. The amount may vary by the age of the insured and the premium level for a given amount of insurance. The underwriting charge is paid for administrative costs associated with issuance or adjustment of policies. Total underwriting charges deducted from premium payments for the years ended December 31, 1999, 1998 and 1997 amounted to $11,334,978, $11,866,348 and
  $10,756,148, respectively.
    A premium tax charge in the amount of 2.5 percent is deducted from each premium payment. Premium taxes are paid to state and local governments. Total premium tax charges deducted from premium payments for the years ended December 31, 1999, 1998 and 1997 amounted to $6,710,372, $5,549,756 and $4,479,422, respectively.
    A face amount guarantee charge of 1.5 percent is deducted from each Variable Adjustable Life policy premium payment. The charge is paid for the guarantee that the death benefit will always be at least equal to the current face amount of insurance regardless of the investment performance. Total face amount guarantee charges deducted from premium payments for the years ended December 31, 1999, 1998 and 1997 amounted to $2,955,662, $2,625,973 and $2,188,497, respectively.
    Beginning in 1996, a federal tax charge of 1.25 percent is deducted from each Variable Adjustable Life Second Death policy premium payment. The federal tax charge is paid to offset additional corporate federal income taxes incurred by Minnesota Life under the Omnibus Budget Reconciliation Act of 1990. Total federal tax charges for the years ended December 31, 1999, 1998 and 1997 amounted to $445,398, $293,094 and $158,590, respectively.

   In addition to deductions from premium payments, an administration charge, certain transaction charges, a cost of insurance charge and a charge for sub-standard risks, if any, are assessed from the actual cash value of each policy. In addition, a face amount guarantee charge is assessed from the actual cash value of each Variable Adjustable Second Death policy. These charges are paid by redeeming units of the Account held by the individual policy owner. The administration charge is $60 for each policy year for Variable Adjustable Life policies and $120 for each policy year for Variable Adjustable Life Second Death policies. The transaction charges are for expenses incurred by Minnesota Life for processing certain transactions. A charge of $25 is assessed for each policy adjustment. A charge, not to exceed $10, may be assessed for each transfer of actual cash value among the segregated sub-accounts. The face amount guarantee charge is guaranteed not to exceed 3 cents per thousand dollars of face amount per month.

Minnesota Life Variable Life Account

(3) Mortality and Expense and Other Policy Charges (continued)
   The cost of insurance charge varies with the amount of insurance, the insured's age, sex, risk class, level of scheduled premium and duration of the policy. The charge for substandard risks is for providing death benefits for policies which have mortality risks in excess of the standard.

   The total of cash value charges for the years ended December 31, 1999, 1998 and 1997 for each segregated sub-account are as follows:

                                 1999        1998       1997
                              ----------- ---------- ----------
Growth                        $ 8,310,823 $6,634,203 $4,939,701
Bond                            3,100,298  2,823,226  2,200,814
Money Market                    1,052,976    887,191    777,111
Asset Allocation                9,399,193  8,357,447  7,770,546
Mortgage Securities             1,296,517  1,109,636    925,967
Index 500                      12,217,269  9,049,753  6,357,141
Capital Appreciation            7,862,310  7,338,162  6,374,197
International Stock             8,122,296  7,798,999  6,665,104
Small Company Growth            6,184,813  5,816,447  5,041,725
Value Stock                     5,595,949  5,414,078  3,775,010
Small Company Value               211,204     30,916        --
Global Bond                       135,546     11,215        --
Index 400 Mid-Cap                 253,145     28,011        --
Macro-Cap Value                   267,783     31,069        --
Micro-Cap Growth                  260,034     28,588        --
Real Estate Securities             58,860      9,868        --
Templeton Developing Markets      153,038     22,325        --

(4) Investment Transactions
The Account's purchases of Fund shares, including reinvestment of dividend distributions, were as follows during the years ended December 31, 1999, 1998 and 1997:

                                           1999        1998        1997
                                        ----------- ----------- -----------
Growth Portfolio                        $62,209,615 $51,597,361 $35,581,049
Bond Portfolio                           19,854,371  19,818,000  12,580,930
Money Market Portfolio                   31,794,838  23,046,773  10,482,839
Asset Allocation Portfolio               58,496,043  46,702,304  37,651,827
Mortgage Securities Portfolio             7,879,217   6,444,196   4,632,812
Index 500 Portfolio                      78,104,584  57,264,811  35,768,419
Capital Appreciation Portfolio           54,110,564  38,955,829  34,192,337
International Stock Portfolio            46,515,116  43,963,560  34,563,821
Small Company Growth Portfolio           28,401,864  29,383,488  25,429,317
Value Stock Portfolio                    27,349,493  28,463,051  29,028,584
Small Company Value Portfolio             2,301,306     854,939         --
Global Bond Portfolio                     1,528,494     366,583         --
Index 400 Mid-Cap Portfolio               4,582,201   1,263,018         --
Macro-Cap Value Portfolio                 3,837,163     910,298         --
Micro-Cap Growth Portfolio                8,888,408     756,633         --
Real Estate Securities Portfolio            881,608     295,549         --
Templeton Developing Markets Portfolio    2,561,472     624,766         --

Minnesota Life Variable Life Account

(5) Unit Activity from Contract Transactions
Transactions in units for each segregated sub-account for the years ended December 31, 1999, 1998 and 1997 were as follows:

                                        Segregated Sub-Accounts
                        -----------------------------------------------------------
                                                   Money       Asset      Mortgage
                          Growth       Bond       Market     Allocation  Securities
                        ----------  ----------  -----------  ----------  ----------
Units outstanding at
 December 31, 1996      16,176,371   7,366,222    4,082,791  32,104,595   4,175,648
  Policy purchase pay-
   ments                 8,261,616   5,661,131    6,242,859  11,295,279   1,827,938
  Deductions for policy
   withdrawals and
   charges              (5,153,568) (3,347,910)  (6,002,049) (8,457,357) (1,538,969)
                        ----------  ----------  -----------  ----------  ----------
Units outstanding at
 December 31, 1997      19,284,419   9,679,443    4,323,601  34,942,517   4,464,617
  Policy purchase pay-
   ments                10,210,991   8,153,555   13,291,240  11,321,429   2,442,614
  Deductions for policy
   withdrawals and
   charges              (6,842,220) (4,452,348) (11,699,120) (7,990,325) (1,556,063)
                        ----------  ----------  -----------  ----------  ----------
Units outstanding at
 December 31, 1998      22,653,190  13,380,650    5,915,721  38,273,621   5,351,168
  Policy purchase pay-
   ments                12,085,761   7,825,478   17,577,397  12,030,571   2,849,941
  Deductions for policy
   withdrawals and
   charges              (8,791,864) (5,707,900) (14,955,823) (8,380,455) (1,843,930)
                        ----------  ----------  -----------  ----------  ----------
Units outstanding at
 December 31, 1999      25,947,087  15,498,228    8,537,295  41,923,737   6,357,179
                        ==========  ==========  ===========  ==========  ==========

                                          Segregated Sub-Accounts
                        --------------------------------------------------------------
                                                                  Small
                          Index       Capital    International   Company      Value
                           500      Appreciation     Stock       Growth       Stock
                        ----------  ------------ ------------- -----------  ----------
Units outstanding at
 December 31, 1996      17,250,529   19,778,274    28,056,128   19,918,050   9,648,331
  Policy purchase pay-
   ments                 9,815,943    8,385,341    16,284,208   14,622,555  12,392,543
  Deductions for policy
   withdrawals and
   charges              (4,632,985)  (5,177,010)   (8,575,503)  (7,333,234) (4,767,664)
                        ----------   ----------   -----------  -----------  ----------
Units outstanding at
 December 31, 1997      22,433,487   22,986,605    35,764,833   27,207,371  17,273,210
  Policy purchase pay-
   ments                12,909,414    8,023,992    18,838,978   16,824,546  13,385,774
  Deductions for policy
   withdrawals and
   charges              (7,209,967)  (6,207,860)  (11,645,602) (10,119,583) (6,940,622)
                        ----------   ----------   -----------  -----------  ----------
Units outstanding at
 December 31, 1998      28,132,934   24,802,737    42,958,209   33,912,334  23,718,362
  Policy purchase pay-
   ments                13,741,224    7,710,867    17,300,757   15,198,270  11,861,976
  Deductions for policy
   withdrawals and
   charges              (7,741,338)  (6,286,726)  (14,966,655) (12,990,113) (9,320,272)
                        ----------   ----------   -----------  -----------  ----------
Units outstanding at
 December 31, 1999      34,132,820   26,226,878    45,292,311   36,120,491  26,260,066
                        ==========   ==========   ===========  ===========  ==========

Minnesota Life Variable Life Account

(5) Unit Activity from Contract Transactions (continued)

                                        Segregated Sub-Accounts
                        -----------------------------------------------------------
                        Small Company   Global    Index 400   Macro-Cap  Micro-Cap
                            Value        Bond      Mid-Cap      Value      Growth
                        ------------- ----------  ----------  ---------  ----------
Units outstanding at
 December 31, 1997              --          --           --         --          --
  Policy purchase
   payments               1,006,556     318,188    1,315,286    927,227     847,841
  Deductions for policy
   withdrawals and
   charges                 (111,878)    (25,113)    (294,840)  (103,724)   (114,792)
                          ---------   ---------   ----------  ---------  ----------
Units outstanding at
 December 31, 1998          894,678     293,075    1,020,446    823,503     733,049
  Policy purchase pay-
   ments                  2,780,613   1,433,901    3,949,094  3,370,441   5,320,722
  Deductions for policy
   withdrawals and
   charges                 (843,926)   (469,193)  (1,460,522)  (705,334) (1,831,687)
                          ---------   ---------   ----------  ---------  ----------
Units outstanding at
 December 31, 1999        2,831,365   1,257,783    3,509,018  3,488,610   4,222,084
                          =========   =========   ==========  =========  ==========
                        Segregated Sub-Accounts
                        ------------------------
                                      Templeton
                         Real Estate  Developing
                         Securities    Markets
                        ------------- ----------
Units outstanding at
 December 31, 1997              --          --
  Policy purchase pay-
   ments                    327,276     877,028
  Deductions for policy
   withdrawals and
   charges                  (42,649)    (98,790)
                          ---------   ---------
Units outstanding at
 December 31, 1998          284,627     778,238
  Policy purchase pay-
   ments                    978,387   2,737,134
  Deductions for policy
   withdrawals and
   charges                 (468,724)   (616,581)
                          ---------   ---------
Units outstanding at
 December 31, 1999          794,290   2,898,791
                          =========   =========

Minnesota Life Variable Life Account

(6) Financial Highlights
The following tables for each segregated sub-account show certain data for an accumulation unit outstanding during the periods indicated:

                                     Growth

                                                    Year ended December 31,
                                                   --------------------------
                                                   1999   1998 1997 1996 1995
                                                   -----  ---- ---- ---- ----
Unit value, beginning of year                      $4.60  3.43 2.59 2.22 1.79
                                                   -----  ---- ---- ---- ----
Income from investment operations:
  Net investment income (loss)                      (.01)  .01  .01  .01  .01
  Net gains or losses on securities (both realized
   and unrealized)                                  1.16  1.16  .83  .36  .42
                                                   -----  ---- ---- ---- ----
    Total from investment operations                1.15  1.17  .84  .37  .43
                                                   -----  ---- ---- ---- ----
Unit value, end of year                            $5.75  4.60 3.43 2.59 2.22
                                                   =====  ==== ==== ==== ====

                                      Bond

                                                    Year ended December 31,
                                                   ---------------------------
                                                   1999   1998 1997 1996  1995
                                                   -----  ---- ---- ----  ----
Unit value, beginning of year                      $2.29  2.17 1.99 1.95  1.63
                                                   -----  ---- ---- ----  ----
Income from investment operations:
  Net investment income                              .10   .10  .09  .08   .05
  Net gains or losses on securities (both realized
   and unrealized)                                  (.17)  .02  .09 (.04)  .27
                                                   -----  ---- ---- ----  ----
    Total from investment operations                (.07)  .12  .18  .04   .32
                                                   -----  ---- ---- ----  ----
Unit value, end of year                            $2.22  2.29 2.17 1.99  1.95
                                                   =====  ==== ==== ====  ====

                                  Money Market

                                      Year ended December 31,
                                     -------------------------
                                     1999  1998 1997 1996 1995
                                     ----- ---- ---- ---- ----
Unit value, beginning of year        $1.73 1.66 1.58 1.52 1.45
                                     ----- ---- ---- ---- ----
Income from investment operations:
  Net investment income                .07  .07  .08  .06  .07
                                     ----- ---- ---- ---- ----
    Total from investment operations   .07  .07  .08  .06  .07
                                     ----- ---- ---- ---- ----
Unit value, end of year              $1.80 1.73 1.66 1.58 1.52
                                     ===== ==== ==== ==== ====


                                Asset Allocation

                                                        Year ended December 31,
                                                       -------------------------
                                                       1999  1998 1997 1996 1995
                                                       ----- ---- ---- ---- ----
Unit value, beginning of year                          $3.64 2.96 2.50 2.23 1.79
                                                       ----- ---- ---- ---- ----
Income from investment operations:
  Net investment income                                  .14  .06  .06  .06  .05
  Net gains or losses on securities (both realized and
   unrealized)                                           .39  .62  .40  .21  .39
                                                       ----- ---- ---- ---- ----
    Total from investment operations                     .53  .68  .46  .27  .44
                                                       ----- ---- ---- ---- ----
Unit value, end of year                                $4.17 3.64 2.96 2.50 2.23
                                                       ===== ==== ==== ==== ====

Minnesota Life Variable Life Account

(6) Financial Highlights (continued)

                              Mortgage Securities

                                                    Year ended December 31,
                                                   ---------------------------
                                                   1999   1998 1997 1996  1995
                                                   -----  ---- ---- ----  ----
Unit value, beginning of year                      $2.45  2.31 2.13 2.03  1.73
                                                   -----  ---- ---- ----  ----
Income from investment operations:
  Net investment income                              .13   .11  .13  .12   .11
  Net gains or losses on securities (both realized
   and unrealized)                                  (.09)  .03  .05 (.02)  .19
                                                   -----  ---- ---- ----  ----
    Total from investment operations                 .04   .14  .18  .10   .30
                                                   -----  ---- ---- ----  ----
Unit value, end of year                            $2.49  2.45 2.31 2.13  2.03
                                                   =====  ==== ==== ====  ====

                                   Index 500

                                                        Year ended December 31,
                                                       -------------------------
                                                       1999  1998 1997 1996 1995
                                                       ----- ---- ---- ---- ----
Unit value, beginning of year                          $4.92 3.86 2.93 2.42 1.78
                                                       ----- ---- ---- ---- ----
Income from investment operations:
  Net investment income                                  .06  .01  .02  .02  .02
  Net gains or losses on securities (both realized and
   unrealized)                                           .90 1.05  .91  .49  .62
                                                       ----- ---- ---- ---- ----
    Total from investment operations                     .96 1.06  .93  .51  .64
                                                       ----- ---- ---- ---- ----
Unit value, end of year                                $5.88 4.92 3.86 2.93 2.42
                                                       ===== ==== ==== ==== ====

                              Capital Appreciation

                                                 Year ended December 31,
                                                -----------------------------
                                                1999   1998  1997  1996  1995
                                                -----  ----  ----  ----  ----
Unit value, beginning of year                   $4.98  3.82  3.00  2.56  2.10
                                                -----  ----  ----  ----  ----
Income from investment operations:
  Net investment income (loss)                   (.02) (.02) (.02) (.01) (.01)
  Net gains or losses on securities (both real-
   ized and unrealized)                          1.06  1.18   .84   .45   .47
                                                -----  ----  ----  ----  ----
    Total from investment operations             1.04  1.16   .82   .44   .46
                                                -----  ----  ----  ----  ----
Unit value, end of year                         $6.02  4.98  3.82  3.00  2.56
                                                =====  ====  ====  ====  ====

                              International Stock

                                                    Year ended December 31,
                                                   -------------------------
                                                   1999  1998 1997 1996 1995
                                                   ----- ---- ---- ---- ----
Unit value, beginning of year                      $2.11 1.99 1.79 1.50 1.32
                                                   ----- ---- ---- ---- ----
Income (loss) from investment operations:
  Net investment income (loss)                       .04  .04  .04  .03 (.01)
  Net gains or losses on securities (both realized
   and unrealized)                                   .41  .08  .16  .26  .19
                                                   ----- ---- ---- ---- ----
    Total from investment operations                 .45  .12  .20  .29  .18
                                                   ----- ---- ---- ---- ----
Unit value, end of year                            $2.56 2.11 1.99 1.79 1.50
                                                   ===== ==== ==== ==== ====

Minnesota Life Variable Life Account

(6) Financial Highlights (continued)

                              Small Company Growth

                                                    Year ended December 31,
                                                   ----------------------------
                                                   1999   1998  1997  1996 1995
                                                   -----  ----  ----  ---- ----
Unit value, beginning of year                      $1.82  1.81  1.69  1.59 1.21
                                                   -----  ----  ----  ---- ----
Income from investment operations:
  Net investment income (loss)                      (.01) (.01) (.01)  --  (.01)
  Net gains or losses on securities (both realized
   and unrealized)                                   .83   .02   .13   .10  .39
                                                   -----  ----  ----  ---- ----
    Total from investment operations                 .82   .01   .12   .10  .38
                                                   -----  ----  ----  ---- ----
Unit value, end of year                            $2.64  1.82  1.81  1.69 1.59
                                                   =====  ====  ====  ==== ====

                                  Value Stock

                                                    Year ended December 31,
                                                   ---------------------------
                                                   1999   1998  1997 1996 1995
                                                   -----  ----  ---- ---- ----
Unit value, beginning of year                      $2.18  2.15  1.78 1.37 1.04
                                                   -----  ----  ---- ---- ----
Income (loss) from investment operations:
  Net investment income (loss)                       .05  (.01)  .02  .01  .01
  Net gains or losses on securities (both realized
   and unrealized)                                  (.06)  .04   .35  .40  .32
                                                   -----  ----  ---- ---- ----
    Total from investment operations                (.01)  .03   .37  .41  .33
                                                   -----  ----  ---- ---- ----
Unit value, end of year                            $2.17  2.18  2.15 1.78 1.37
                                                   =====  ====  ==== ==== ====

                              Small Company Value

                                                                  Period from
                                                    Year Ended   May 19, 1998*
                                                   December 31, to December 31,
                                                       1999          1998
                                                   ------------ ---------------
Unit value, beginning of period                       $ .86          1.00
                                                      -----          ----
Income (loss) from investment operations:
  Net investment income                                 .01           .02
  Net gains or losses on securities (both realized
   and unrealized)                                     (.04)         (.16)
                                                      -----          ----
    Total from investment operations                   (.03)         (.14)
                                                      -----          ----
Unit value, end of period                             $ .83           .86
                                                      =====          ====

* Commencement of the segregated sub-account's operations.

Minnesota Life Variable Life Account

(6) Financial Highlights (continued)

                                  Global Bond

                                                                  Period from
                                                    Year Ended   May 19, 1998*
                                                   December 31, to December 31,
                                                       1999          1998
                                                   ------------ ---------------
Unit value, beginning of period                       $1.12          1.00
                                                      -----          ----
Income (loss) from investment operations:
  Net investment income                                 .03           .16
  Net gains or losses on securities (both realized
   and unrealized)                                     (.13)         (.04)
                                                      -----          ----
    Total from investment operations                   (.10)          .12
                                                      -----          ----
Unit value, end of period                             $1.02          1.12
                                                      =====          ====

                               Index 400 Mid-Cap

                                                                  Period from
                                                    Year Ended   May 19, 1998*
                                                   December 31, to December 31,
                                                       1999          1998
                                                   ------------ ---------------
Unit value, beginning of period                       $1.05          1.00
                                                      -----          ----
Income from investment operations:
  Net investment income                                 --            .01
  Net gains or losses on securities (both realized
   and unrealized)                                      .17           .04
                                                      -----          ----
    Total from investment operations                    .17           .05
                                                      -----          ----
Unit value, end of period                             $1.22          1.05
                                                      =====          ====

                                Macro-Cap Value

                                                                  Period from
                                                    Year Ended   May 19, 1998*
                                                   December 31, to December 31,
                                                       1999          1998
                                                   ------------ ---------------
Unit value, beginning of period                       $1.06          1.00
                                                      -----          ----
Income from investment operations:
  Net investment income                                 --            .01
  Net gains or losses on securities (both realized
   and unrealized)                                      .07           .05
                                                      -----          ----
    Total from investment operations                    .07           .06
                                                      -----          ----
Unit value, end of period                             $1.13          1.06
                                                      =====          ====

* Commencement of the segregated sub-account's operations.

Minnesota Life Variable Life Account

(6) Financial Highlights (continued)

                                Micro-Cap Growth

                                                                  Period from
                                                    Year Ended   May 19, 1998*
                                                   December 31, to December 31,
                                                       1999          1998
                                                   ------------ ---------------
Unit value, beginning of period                       $1.03          1.00
                                                      -----          ----
Income from investment operations:
  Net investment income (loss)                         (.01)          --
  Net gains or losses on securities (both realized
   and unrealized)                                     1.53           .03
                                                      -----          ----
    Total from investment operations                   1.52           .03
                                                      -----          ----
Unit value, end of period                             $2.55          1.03
                                                      =====          ====

                             Real Estate Securities

                                                                  Period from
                                                    Year Ended   May 19, 1998*
                                                   December 31, to December 31,
                                                       1999          1998
                                                   ------------ ---------------
Unit value, beginning of period                        $.87          1.00
                                                       ----          ----
Income (loss) from investment operations:
  Net investment income                                 .07           .07
  Net gains or losses on securities (both realized
   and unrealized)                                     (.11)         (.20)
                                                       ----          ----
    Total from investment operations                   (.04)         (.13)
                                                       ----          ----
Unit value, end of period                              $.83           .87
                                                       ====          ====

                         Templeton Development Markets

                                                                  Period from
                                                    Year Ended   May 19, 1998*
                                                   December 31, to December 31,
                                                       1999          1998
                                                   ------------ ---------------
Unit value, beginning of period                       $ .86          1.00
                                                      -----          ----
Income from investment operations:
  Net investment income                                 --            --
  Net gains or losses on securities (both realized
   and unrealized)                                      .45          (.14)
                                                      -----          ----
    Total from investment operations                    .45          (.14)
                                                      -----          ----
Unit value, end of period                             $1.31           .86
                                                      =====          ====

* Commencement of the segregated sub-account's operations.

Independent Auditors' Report

The Board of Directors
Minnesota Life Insurance Company:

   We have audited the accompanying consolidated balance sheets of the Minnesota Life Insurance Company and subsidiaries as of December 31, 1999 and 1998, and the related consolidated statements of operations and comprehensive income, changes in stockholder's equity and cash flows for each of the years in the three-year period ended December 31, 1999. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

   We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of the Minnesota Life Insurance Company and subsidiaries as of December 31, 1999 and 1998, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 1999 in conformity with generally accepted accounting principles.

   Our audits were made for the purpose of forming an opinion on the basic consolidated financial statements taken as a whole. The supplementary information included in the accompanying schedules is presented for purpose of additional analysis and is not a required part of the basic consolidated financial statements. Such information has been subjected to the auditing procedures applied in the audits of the basic consolidated financial statements and, in our opinion, is fairly stated in all material respects in relation to the basic consolidated financial statements taken as a whole.

Minneapolis, Minnesota
February 11, 2000

Minnesota Life Insurance Company and Subsidiaries

Consolidated Balance Sheets

December 31, 1999 and 1998
                                     Assets

                                                         1999        1998
                                                      ----------- -----------
                                                          (In thousands)
  Fixed maturity securities:
   Available-for-sale, at fair value (amortized cost
    $4,868,584 and $4,667,688)                        $ 4,803,568 $ 4,914,012
   Held-to-maturity, at amortized cost (fair value
    $968,852 and $1,161,784)                              974,814   1,086,548
  Equity securities, at fair value (cost $587,014 and
   $579,546)                                              770,269     749,800
  Mortgage loans, net                                     696,672     681,219
  Real estate, net                                         36,793      38,530
  Finance receivables, net                                134,812     163,411
  Policy loans                                            237,335     226,409
  Short-term investments                                   93,993     136,435
  Private equities                                        284,797     160,958
  Other invested assets                                    53,919     100,667
                                                      ----------- -----------
   Total investments                                    8,086,972   8,257,989

  Cash                                                    116,803     175,660
  Deferred policy acquisition costs                       713,217     564,382
  Accrued investment income                                93,385      86,974
  Premiums receivable, net                                 94,171      62,609
  Property and equipment, net                              59,223      67,448
  Reinsurance recoverables                                194,940     176,683
  Other assets                                             64,256      61,183
  Separate account assets                               8,931,456   6,994,752
                                                      ----------- -----------
     Total assets                                     $18,354,423 $16,447,680
                                                      =========== ===========
                      Liabilities and Stockholder's Equity
Liabilities:
  Policy and contract account balances                $ 4,234,183 $ 4,242,802
  Future policy and contract benefits                   1,826,953   1,758,375
  Pending policy and contract claims                       90,762      70,564
  Other policyholders funds                               451,056     438,595
  Policyholders dividends payable                          51,749      53,957
  Stockholder dividend payable                                --       24,700
  Unearned premiums and fees                              208,013     180,191
  Federal income tax liability:
    Current                                                68,320      53,039
    Deferred                                              125,094     173,907
  Other liabilities                                       442,369     514,468
  Notes payable                                           218,000     267,000
  Separate account liabilities                          8,882,060   6,947,806
                                                      ----------- -----------
    Total liabilities                                  16,598,559  14,725,404
                                                      ----------- -----------
Stockholder's equity:
  Common stock, $1 par value, 5,000,000 shares autho-
   rized, issued and outstanding                            5,000       5,000
  Additional paid in capital                                3,000         --
  Retained earnings                                     1,629,787   1,513,661
  Accumulated other comprehensive income                  118,077     203,615
                                                      ----------- -----------
    Total stockholder's equity                          1,755,864   1,722,276
                                                      ----------- -----------
      Total liabilities and stockholder's equity      $18,354,423 $16,447,680
                                                      =========== ===========

          See accompanying notes to consolidated financial statements.

Minnesota Life Insurance Company and Subsidiaries

Consolidated Statements of Operations and Comprehensive Income

Years ended December 31, 1999, 1998 and 1997

                                             1999        1998        1997
                                          ----------  ----------  ----------
                                                   (In thousands)
Revenues:
  Premiums                                $  697,799  $  577,693  $  615,253
  Policy and contract fees                   331,110     300,361     272,037
  Net investment income                      540,056     531,081     553,773
  Net realized investment gains               79,615     114,652     114,367
  Finance charge income                       31,969      35,880      43,650
  Other income                                81,135      73,498      71,707
                                          ----------  ----------  ----------
    Total revenues                         1,761,684   1,633,165   1,670,787
                                          ----------  ----------  ----------
Benefits and expenses:
  Policyholders benefits                     667,207     519,926     515,873
  Interest credited to policies and con-
   tracts                                    282,627     290,870     298,033
  General operating expenses                 358,387     360,916     369,961
  Commissions                                110,645     110,211     114,404
  Administrative and sponsorship fees         79,787      80,183      81,750
  Dividends to policyholders                  18,928      25,159      26,776
  Interest on notes payable                   24,282      22,360      24,192
  Amortization of deferred policy acqui-
   sition costs                              123,455     148,098     128,176
  Capitalization of policy acquisition
   costs                                    (152,602)   (166,140)   (155,054)
                                          ----------  ----------  ----------
    Total benefits and expenses            1,512,716   1,391,583   1,404,111
                                          ----------  ----------  ----------
      Income from operations before taxes    248,968     241,582     266,676

  Federal income tax expense (benefit):
    Current                                   75,172      93,584      84,612
    Deferred                                  (1,439)    (15,351)     (7,832)
                                          ----------  ----------  ----------
      Total federal income tax expense        73,733      78,233      76,780
                                          ----------  ----------  ----------
        Net income                        $  175,235  $  163,349  $  189,896
                                          ==========  ==========  ==========
Other comprehensive income (loss), after
 tax:
  Foreign currency translation adjust-
   ments                                  $      --   $     (947) $      947
  Unrealized gains (losses) on securities    (85,538)     47,889      47,414
                                          ----------  ----------  ----------
  Other comprehensive income (loss), net
   of tax                                    (85,538)     46,942      48,361
                                          ----------  ----------  ----------
    Comprehensive income                  $   89,697  $  210,291  $  238,257
                                          ==========  ==========  ==========

          See accompanying notes to consolidated financial statements.

Minnesota Life Insurance Company and Subsidiaries

Consolidated Statements of Changes in Stockholder's Equity

Years ended December 31, 1999, 1998 and 1997

                                             1999        1998        1997
                                          ----------  ----------  ----------
                                                   (In thousands)
Common stock:
  Beginning balance                       $    5,000  $      --   $      --
  Issued during the year                         --        5,000         --
                                          ----------  ----------  ----------
    Total common stock                    $    5,000  $    5,000  $      --
                                          ==========  ==========  ==========
Additional paid in capital:
  Beginning balance                       $      --   $      --   $      --
  Contribution                                 3,000         --          --
                                          ----------  ----------  ----------
    Total additional paid in capital      $    3,000  $      --   $      --
                                          ==========  ==========  ==========
Retained earnings:
  Beginning balance                       $1,513,661  $1,380,012  $1,190,116
  Net income                                 175,235     163,349     189,896
  Retained earnings transfer for common
   stock issued                                  --       (5,000)        --
  Dividends to stockholder                   (59,109)    (24,700)        --
                                          ----------  ----------  ----------
    Total retained earnings               $1,629,787  $1,513,661  $1,380,012
                                          ==========  ==========  ==========
Accumulated other comprehensive income:
  Beginning balance                       $  203,615  $  156,673  $  108,312
  Change in unrealized appreciation of
   investments                               (85,538)     47,889      47,414
  Change in unrealized gain on foreign
   currency translation                          --         (947)        947
                                          ----------  ----------  ----------
    Total accumulated other comprehensive
     income                               $  118,077  $  203,615  $  156,673
                                          ==========  ==========  ==========
      Total stockholder's equity          $1,755,864  $1,722,276  $1,536,685
                                          ==========  ==========  ==========

          See accompanying notes to consolidated financial statements.

Minnesota Life Insurance Company and Subsidiaries

Consolidated Statements of Cash Flows

Years ended December 31, 1999, 1998 and 1997

                                           1999         1998         1997
                                        -----------  -----------  -----------
                                                  (In thousands)
Cash Flows from Operating Activities
Net income                              $   175,235  $   163,349  $   189,896
Adjustments to reconcile net income to
 net cash
 provided by operating activities:
 Interest credited to annuity and in-
  surance contracts                         282,627      290,870      298,033
 Fees deducted from policy and con-
  tract balances                           (217,941)    (212,901)    (214,803)
 Change in future policy benefits            68,578       56,716       76,358
 Change in other policyholders lia-
  bilities                                   29,426       11,965        7,597
 Amortization of deferred policy ac-
  quisition costs                           123,455      148,098      128,176
 Capitalization of policy acquisition
  costs                                    (152,602)    (166,140)    (155,054)
 Change in premiums receivable              (31,562)       5,421       (9,280)
 Change in federal income tax liabil-
  ities                                      14,598       (7,455)      36,049
 Net realized investment gains              (79,615)    (114,652)    (114,367)
 Other, net                                 (27,314)      30,524      (44,527)
                                        -----------  -----------  -----------
   Net cash provided by operating ac-
    tivities                                184,885      205,795      198,078
                                        -----------  -----------  -----------
Cash Flows from Investing Activities
Proceeds from sales of:
 Fixed maturity securities, avail-
  able-for-sale                           1,856,757    1,835,955    1,099,114
 Equity securities                          705,050      621,125      601,936
 Real estate                                  7,341        7,800        9,279
 Private equities                            28,128       20,025       19,817
 Other invested assets                        5,731          822        7,060
Proceeds from maturities and repay-
 ments of:
 Fixed maturity securities, avail-
  able-for-sale                             345,677      414,726      403,829
 Fixed maturity securities, held-to-
  maturity                                  122,704      148,848      139,394
 Mortgage loans                             116,785      126,066      109,246
Purchases of:
 Fixed maturity securities, avail-
  able-for-sale                          (2,432,049)  (2,384,720)  (1,498,048)
 Fixed maturity securities, held-to-
  maturity                                   (8,446)     (99,989)     (82,835)
 Equity securities                         (613,596)    (610,553)    (585,349)
 Mortgage loans                            (130,013)    (141,008)    (157,247)
 Real estate                                 (1,016)      (5,612)      (3,908)
 Private equities                           (79,584)     (64,811)     (48,778)
 Other invested assets                      (11,435)     (10,871)      (7,210)
Finance receivable originations or
 purchases                                  (74,989)     (77,141)    (115,248)
Finance receivable principal payments        88,697      109,277      133,762
Other, net                                  (91,346)     104,519      (88,626)
                                        -----------  -----------  -----------
   Net cash used for investing activi-
    ties                                   (165,604)      (5,542)     (63,812)
                                        -----------  -----------  -----------
Cash Flows from Financing Activities
Deposits credited to annuity and in-
 surance contracts                          448,012      952,622      928,696
Withdrawals from annuity and insurance
 contracts                                 (478,775)  (1,053,844)  (1,013,588)
Proceeds from issuance of debt               50,000       40,000          --
Payments on debt                            (49,000)     (31,000)     (21,000)
Dividends paid to stockholder               (83,809)         --           --
Other, net                                   (7,008)      (4,467)      (3,355)
                                        -----------  -----------  -----------
   Net cash used for financing activi-
    ties                                   (120,580)     (96,689)    (109,247)
                                        -----------  -----------  -----------
Net increase (decrease) in cash and
 short-term investments                    (101,299)     103,564       25,019
Cash and short-term investments, be-
 ginning of year                            312,095      208,531      183,512
                                        -----------  -----------  -----------
Cash and short-term investments, end
 of year                                $   210,796  $   312,095  $   208,531
                                        ===========  ===========  ===========

          See accompanying notes to consolidated financial statements.

Minnesota Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements
(1) Nature of Operations

Description of Business
Minnesota Life Insurance Company, both directly and through its subsidiaries (collectively, the Company), provides a diversified array of insurance and financial products and services designed principally to protect and enhance the long-term financial well-being of individuals and families.
   The Company's strategy is to be successful in carefully selected niche markets, primarily in the United States, while focusing on the retention of existing business and the maintenance of profitability. To achieve this objective, the Company has divided its businesses into five strategic business units, which focus on various markets: Individual Insurance, Financial Services, Group Insurance, Pension and Asset Management. Revenues in 1999 for these business units were $703,473,000, $263,418,000, $388,792,000,
$164,774,000, and $66,594,000, respectively. Additional revenues of $174,633,000 were reported by the Company's subsidiaries and corporate product line.
   The Company serves over six million people through more than 4,000 associates located at its St. Paul, Minnesota headquarters and in sales offices nationwide.

Conversion to a Mutual Holding Company Structure
Consent was given from the Minnesota Department of Commerce (Department of Commerce) allowing The Minnesota Mutual Life Insurance Company to implement a conversion to a mutual holding company. The Minnesota Mutual Life Insurance Company enacted this privilege effective October 1, 1998. The conversion created Minnesota Mutual Companies, Inc., a mutual holding company, Securian Holding Company, and Securian Financial Group, Inc., which are intermediate stock holding companies. The Minnesota Mutual Life Insurance Company was converted into a stock life insurance company and renamed Minnesota Life Insurance Company. Minnesota Mutual Companies, Inc. will at all times, in accordance with the conversion plan and as required by the Mutual Insurance Holding Company Act, directly or indirectly control Minnesota Life Insurance Company through the ownership of at least a majority of the voting power of the voting shares of the capital stock of Minnesota Life Insurance Company. Annuity contract and life insurance policyholders of Minnesota Life Insurance Company have certain membership interests consisting primarily of the right to vote on certain matters involving Minnesota Mutual Companies, Inc. and the right to receive distributions of surplus in the event of demutualization, dissolution or liquidation of Minnesota Mutual Companies, Inc.

(2) Summary of Significant Accounting Policies

Basis of Presentation
The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles (GAAP). The consolidated financial statements include the accounts of the Minnesota Life Insurance Company and its subsidiaries. All material intercompany transactions and balances have been eliminated.
   The preparation of financial statements in conformity with GAAP requires management to make certain estimates and assumptions that affect reported assets and liabilities, including reporting or disclosure of contingent assets and liabilities as of the balance sheet date and the reported amounts of revenues and expenses during the reporting period. Future events, including changes in mortality, morbidity, interest rates and asset valuations, could cause actual results to differ from the estimates used in the consolidated financial statements.

Insurance Revenues and Expenses
Premiums on traditional life products, which include individual whole life and term insurance and immediate annuities, are credited to revenue when due. For accident and health and group life products, premiums are credited to revenue over the contract period as earned. Benefits and expenses are recognized in relation to premiums over the contract period via a provision for future policy benefits and the amortization of deferred policy acquisition costs.

Minnesota Life Insurance Company and Subsidiaries

(2) Summary of Significant Accounting Policies (continued)

   Nontraditional life products include individual adjustable and variable life insurance and group universal and variable life insurance. Revenue from nontraditional life products and deferred annuities is comprised of policy and contract fees charged for the cost of insurance, policy administration and surrenders. Expenses include both the portion of claims not covered by and interest credited to the related policy and contract account balances. Policy acquisition costs are amortized relative to estimated gross profits or margins.

Deferred Policy Acquisition Costs
The costs of acquiring new and renewal business, which vary with and are primarily related to the production of new and renewal business, are generally deferred to the extent recoverable from future premiums or expected gross profits. Deferrable costs include commissions, underwriting expenses and certain other selling and issue costs.
   For traditional life, accident and health and group life products, deferred policy acquisition costs are amortized over the premium paying period in proportion to the ratio of annual premium revenues to ultimate anticipated premium revenues. The ultimate premium revenues are estimated based upon the same assumptions used to calculate the future policy benefits.
   For nontraditional life products and deferred annuities, deferred policy acquisition costs are amortized over the estimated lives of the contracts in relation to the present value of estimated gross profits from surrender charges and investment, mortality and expense margins.
   Deferred policy acquisition costs amortized were $123,455,000, $148,098,000 and $128,176,000 for the years ended December 31, 1999, 1998 and 1997, respectively.

Software Capitalization
The Accounting Standards Executive Committee issued Statement of Position 98-1, Accounting for Costs of Computer Software for Internal Use, effective for fiscal years beginning after December 15, 1998. The Company has adopted the capitalization of software cost beginning in 1999. At December 1999, the Company had unamortized cost of $7,459,000 and amortized software expense of $1,643,000. Costs are amortized over a three-year period.

Finance Charge Income and Receivables
Finance charge income represents fees and interest charged on consumer loans. The Company uses the interest (actuarial) method of accounting for finance charges and interest on finance receivables. Accrual of finance charges and interest on the smaller balance homogeneous finance receivables is suspended when a loan is contractually delinquent for more than 60 days and is subsequently recognized when received. Accrual is resumed when the loan is contractually less than 60 days past due. Finance charges and interest is suspended when a loan is considered by management to be impaired. Loan impairment is measured based on the present value of expected future cash flows discounted at the loan's effective interest rate, or as a practical expedient, at the observable market price of the loan or the fair value of the collateral if the loan is collateral dependent. When a loan is identified as impaired, interest previously accrued in the current year is reversed. Interest payments received on impaired loans are generally applied to principal unless the remaining principal balance has been determined to be fully collectible. An allowance for uncollectible amounts is maintained by direct charges to operations at an amount which management believes, based upon historical losses and economic conditions, is adequate to absorb probable losses on existing receivables that may become uncollectible. The reported receivables are net of this allowance.

Valuation of Investments
Fixed maturity securities (bonds) which the Company has the positive intent and ability to hold to maturity are classified as held-to-maturity and are carried at amortized cost, net of write-downs for other than temporary declines in value. Premiums and discounts are amortized or accreted over the estimated lives of the securities based on the interest yield method. Fixed maturity securities, which may be sold prior to maturity, are classified as available-for-sale and are carried at fair value.

Minnesota Life Insurance Company and Subsidiaries

(2) Summary of Significant Accounting Policies (continued)

   Equity securities (common stocks and preferred stocks) are carried at fair value. Equity securities also include initial contributions to affiliated registered investment funds that are managed by a subsidiary of the Company. These contributions are carried at the market value of the underlying net assets of the funds.
   Mortgage loans are carried at amortized cost less an allowance for uncollectible amounts. Premiums and discounts are amortized or accreted over the terms of the mortgage loans based on the interest yield method. A mortgage loan is considered impaired if it is probable that contractual amounts due will not be collected. Impaired mortgage loans are valued at the fair value of the underlying collateral. Interest income on impaired mortgage loans is recorded on an accrual basis. However, when the likelihood of collection is doubtful, interest income is recognized when received.
   On January 1, 1999, the Company converted to the equity method of accounting for its private equity investments. Prior to 1999 the Company accounted for these investments using the cost method. The change to this method of accounting was not material to prior year amounts. Private equity investments are now carried at our equity in the estimated fair value of the underlying investments of these limited partnerships. In-kind distributions are recorded as a return of capital for the cost basis of the stock received. Changes in fair value are recorded directly in stockholder's equity.
   Fair values of fixed maturity securities, equity securities and private equities are based on quoted market prices, where available. If quoted market prices are not available, fair values are estimated using values obtained from independent pricing services which specialize in matrix pricing and modeling techniques for estimating fair values. Fair values of mortgage loans are based upon discounted cash flows, quoted market prices and matrix pricing.
   Real estate is carried at cost less accumulated depreciation and an allowance for estimated losses. Accumulated depreciation on real estate at December 31, 1999 and 1998, was $7,101,000 and $6,713,000, respectively.
   Policy loans are carried at the unpaid principal balance.

Derivative Financial Instruments
The Company entered into equity swaps in 1996 as part of an overall risk management strategy. The swaps were used to hedge exposure to market risk on $400,000,000 of the Company's common stock portfolio. The swaps were based upon certain stock indices. If, at the time of settlement for a particular swap, the designated stock index had fallen below a specified level, the counterparty would pay the Company an amount based upon the decline in the index and the stock portfolio value protected by the swap. If, at the time of settlement, the designated stock index had risen, the Company would pay the counterparty an amount based upon the increase in the index and 25% of the stock portfolio value protected by the swap. The equity swaps were settled with the counterparties in August 1997. The swaps were carried at fair value, which were based upon dealer quotes. Changes in fair value were recorded directly in stockholder's equity. Upon settlement of the swaps, gains or losses were recognized in income, and the Company realized a loss of approximately $31,000,000 in 1997, upon settlement of these equity swaps.
   The Company began investing in international bonds denominated in foreign currencies in 1997. Unrealized gains or losses are recorded on foreign denominated securities due to the fluctuation in foreign currency exchange rates and/or related payables and receivables and interest on foreign securities. The Company uses forward foreign exchange currency contracts as part of its risk management strategy for international investments. The forward foreign exchange currency contracts are used to reduce market risks from changes in foreign exchange rates. These forward foreign exchange currency contracts are agreements to purchase a specified amount of one currency in exchange for a specified amount of another currency at a future point in time at a foreign exchange currency rate agreed upon on the contract open date. No cash is exchanged at the outset of the contract and no payments are made by either party until the contract close date. On the contract

Minnesota Life Insurance Company and Subsidiaries

(2) Summary of Significant Accounting Policies (continued)

close date the contracted amount of the purchased currency is received from the counterparty and the contracted amount of the sold currency is sent to the counterparty. Realized and unrealized gains and losses on these forward foreign exchange contracts are recorded in income as incurred. Notional amounts for the years ended December 31, 1999 and 1998, were $98,606,000 and $115,194,000, respectively.

Capital Gains and Losses
Realized and unrealized capital gains and losses are determined on the specific identification method. Write-downs of held-to-maturity securities and the provision for credit losses on mortgage loans and real estate are recorded as realized losses.
   Changes in the fair value of fixed maturity securities available-for-sale, equity securities and private equity investments in limited partnerships are recorded as a separate component of stockholder's equity, net of taxes and related adjustments to deferred policy acquisition costs and unearned policy and contract fees.

Property and Equipment
Property and equipment are carried at cost, net of accumulated depreciation of $113,441,000 and $101,692,000 at December 31, 1999 and 1998, respectively.
Buildings are depreciated over 40 years and equipment is generally depreciated over 5 to 10 years. Depreciation expenses for the years ended December 31, 1999, 1998 and 1997, were $11,749,000, $10,765,000 and $8,965,000, respectively.

Separate Accounts
Separate account assets and liabilities represent segregated funds administered and invested by the Company for the exclusive benefit of pension, variable annuity and variable life insurance policyholders and contractholders. Assets consist principally of marketable securities and both assets and liabilities are reported at fair value, based upon the market value of the investments held in the segregated funds. The Company receives administrative and investment advisory fees for services rendered on behalf of these accounts.
   The Company periodically invests money in its separate accounts. The market value of such investments, included with separate account assets, amounted to $49,396,000 and $46,946,000 at December 31, 1999 and 1998, respectively.

Policyholders Liabilities
Policy and contract account balances represent the net accumulation of funds associated with nontraditional life products and deferred annuities. Additions to the account balances include premiums, deposits and interest credited by the Company. Decreases in the account balances include surrenders, withdrawals, benefit payments, and charges assessed for the cost of insurance, policy administration and surrenders.
   Future policy and contract benefits are comprised of reserves for traditional life, group life, and accident and health products. The reserves were calculated using the net level premium method based upon assumptions regarding investment yield, mortality, morbidity, and withdrawal rates determined at the date of issue, commensurate with the Company's experience. Provision has been made in certain cases for adverse deviations from these assumptions.
   Other policyholders funds are comprised of dividend accumulations, premium deposit funds and supplementary contracts without life contingencies.

Participating Business
Dividends on participating policies and other discretionary payments are declared by the Board of Directors based upon actuarial determinations, which take into consideration current mortality, interest earnings, expense factors and federal income taxes. Dividends are recognized as expenses consistent with the recognition of premiums. At December 31, 1999 and 1998, the total participating business in force was $50,305,164,000 and $55,683,649,000, respectively.

Minnesota Life Insurance Company and Subsidiaries

(2) Summary of Significant Accounting Policies (continued)

Income Taxes
Current income taxes are charged to operations based upon amounts estimated to be payable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized for the future tax consequences attributable to the differences between financial statement carrying amounts and income tax bases of assets and liabilities.

Reinsurance Recoverables
Insurance liabilities are reported before the effects of ceded reinsurance. Reinsurance recoverables represent amounts due from reinsurers for paid and unpaid benefits, expense reimbursements, prepaid premiums and future policy benefits.

Reclassifications
Certain 1998 and 1997 consolidated financial statement balances have been reclassified to conform to the 1999 presentation.

(3) Investments

Net investment income for the years ended December 31 was as follows:

                             1999      1998      1997
                           --------  --------  --------
                                 (In thousands)
Fixed maturity securities  $428,286  $445,220  $457,391
Equity securities            29,282    12,183    16,182
Mortgage loans               54,596    54,785    55,929
Real estate                      11      (236)     (407)
Policy loans                 16,016    15,502    15,231
Short-term investments        5,829     6,147     6,995
Private equities              4,114     1,908     2,081
Other invested assets         6,278     1,918     1,790
                           --------  --------  --------
  Gross investment income   544,412   537,427   555,192
Investment expenses          (4,356)   (6,346)   (1,419)
                           --------  --------  --------
    Total                  $540,056  $531,081  $553,773
                           ========  ========  ========

   Net realized investment gains (losses) for the years ended December 31 were as follows:

                             1999      1998      1997
                           --------  --------  --------
                                 (In thousands)
Fixed maturity securities  $(31,404) $ 43,244  $  3,711
Equity securities            91,591    47,526    92,765
Mortgage loans                1,344     3,399     2,011
Real estate                   4,806     7,809     1,598
Private equities             13,983     6,336     8,431
Other invested assets          (705)    6,338     5,851
                           --------  --------  --------
    Total                  $ 79,615  $114,652  $114,367
                           ========  ========  ========

Minnesota Life Insurance Company and Subsidiaries

(3) Investments (continued)

   Gross realized gains (losses) on the sales of fixed maturity securities and equity securities for the years ended December 31 were as follows:

                                                  1999      1998      1997
                                                --------  --------  --------
                                                      (In thousands)
Fixed maturity securities, available-for-sale:
  Gross realized gains                          $ 28,619  $ 56,428  $ 18,804
  Gross realized losses                          (60,023)  (13,184)  (15,093)
Equity securities:
  Gross realized gains                           143,180   107,342   120,437
  Gross realized losses                          (51,589)  (59,816)  (27,672)
Private equities:
  Gross realized gains                            14,558    13,563    10,515
  Gross realized losses                             (575)   (7,227)   (2,084)

   Net unrealized gains (losses) included in stockholder's equity at December 31 were as follows:

                                                   1999       1998
                                                 ---------  ---------
                                                   (In thousands)
Gross unrealized gains                           $ 361,895  $ 487,479
Gross unrealized losses                           (184,268)   (73,440)
Adjustment to deferred acquisition costs              (414)  (119,542)
Adjustment to unearned policy and contract fees       (473)    15,912
Deferred federal income taxes                      (58,663)  (106,794)
                                                 ---------  ---------
  Net unrealized gains                           $ 118,077  $ 203,615
                                                 =========  =========

Minnesota Life Insurance Company and Subsidiaries

(3) Investments (continued)

   The amortized cost and fair value of investments in marketable securities by type of investment were as follows:

                                               Gross Unrealized
                                               -----------------
                                    Amortized                       Fair
                                       Cost     Gains    Losses    Value
                                    ---------- -------- -------- ----------
                                                (In thousands)
December 31, 1999
Available-for-sale:
  United States government and gov-
   ernment
   agencies and authorities         $  151,864 $     32 $  8,299 $  143,597
  Foreign governments                  122,505      678    7,913    115,270
  Corporate securities               3,088,999  108,203  117,543  3,079,659
  International bond securities         28,979      --     2,633     26,346
  Mortgage-backed securities         1,476,237    4,867   42,408  1,438,696
                                    ---------- -------- -------- ----------
    Total fixed maturities           4,868,584  113,780  178,796  4,803,568
  Equity securities-unaffiliated       463,089  142,583    2,745    602,927
  Equity securities-affiliated mu-
   tual funds                          123,925   44,014      597    167,342
                                    ---------- -------- -------- ----------
    Total equity securities            587,014  186,597    3,342    770,269
                                    ---------- -------- -------- ----------
      Total available-for-sale       5,455,598  300,377  182,138  5,573,837
Held-to maturity:
  Corporate securities                 848,689   15,965   21,492    843,162
  Mortgage-backed securities           126,125    2,584    3,019    125,690
                                    ---------- -------- -------- ----------
    Total held-to-maturity             974,814   18,549   24,511    968,852
                                    ---------- -------- -------- ----------
      Total                         $6,430,412 $318,926 $206,649 $6,542,689
                                    ========== ======== ======== ==========

                                               Gross Unrealized
                                               ----------------
                                    Amortized                      Fair
                                       Cost     Gains   Losses    Value
                                    ---------- -------- ------- ----------
                                                (In thousands)
December 31, 1998
Available-for-sale:
  United States government and gov-
   ernment
   agencies and authorities         $  195,650 $ 17,389 $   201 $  212,838
  Foreign governments                      784      --      311        473
  Corporate securities               2,357,861  204,277  30,648  2,531,490
  International bond securities        188,448   22,636   1,298    209,786
  Mortgage-backed securities         1,924,945   52,580  18,100  1,959,425
                                    ---------- -------- ------- ----------
    Total fixed maturities           4,667,688  296,882  50,558  4,914,012
  Equity securities-unaffiliated       463,777  157,585  15,057    606,305
  Equity securities-affiliated mu-
   tual funds                          115,769   27,726     --     143,495
                                    ---------- -------- ------- ----------
    Total equity securities            579,546  185,311  15,057    749,800
                                    ---------- -------- ------- ----------
      Total available-for-sale       5,247,234  482,193  65,615  5,663,812
Held-to maturity:
  Corporate securities                 894,064   67,496     235    961,325
  Mortgage-backed securities           192,484    9,030   1,055    200,459
                                    ---------- -------- ------- ----------
    Total held-to-maturity           1,086,548   76,526   1,290  1,161,784
                                    ---------- -------- ------- ----------
      Total                         $6,333,782 $558,719 $66,905 $6,825,596
                                    ========== ======== ======= ==========

Minnesota Life Insurance Company and Subsidiaries

(3) Investments (continued)

   The amortized cost and estimated fair value of fixed maturity securities at December 31, 1999, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                        Available-for-Sale    Held-to-Maturity
                                       --------------------- ------------------
                                       Amortized     Fair    Amortized   Fair
                                          Cost      Value      Cost     Value
                                       ---------- ---------- --------- --------
                                                    (In thousands)
Due in one year or less                $   39,213 $   39,542 $  5,628  $  5,589
Due after one year through five years   1,065,644  1,125,653  175,672   176,672
Due after five years through ten
 years                                  1,305,697  1,271,316  376,752   375,480
Due after ten years                       981,793    928,361  290,637   285,421
                                       ---------- ---------- --------  --------
                                        3,392,347  3,364,872  848,689   843,162
Mortgage-backed securities              1,476,237  1,438,696  126,125   125,690
                                       ---------- ---------- --------  --------
  Total                                $4,868,584 $4,803,568 $974,814  $968,852
                                       ========== ========== ========  ========

   At December 31, 1999 and 1998, fixed maturity securities and short-term investments with a carrying value of $13,945,000 and $6,361,000, respectively, were on deposit with various regulatory authorities as required by law.
   Allowances for credit losses on investments are reflected on the consolidated balance sheets as a reduction of the related assets and were as follows:

                         1999    1998
                        ------- -------
                        (In thousands)
Mortgage loans          $ 1,500 $ 1,500
Investment real estate      --      841
                        ------- -------
  Total                 $ 1,500 $ 2,341
                        ======= =======

   At December 31, 1999, no mortgage loans were considered impaired. At December 31, 1998, the recorded investment in mortgage loans that were considered to be impaired was $8,798, before the allowance for credit losses. These impaired loans, due to adequate fair market value of underlying collateral, do not have an allowance for credit losses.
   A general allowance for credit losses was established for potential impairments in the remainder of the mortgage loan portfolio. The general allowance was $1,500,000 at December 31, 1999 and 1998.

   Changes in the allowance for credit losses on mortgage loans were as follows:

                                                          1999   1998   1997
                                                         ------ ------ ------
                                                            (In thousands)
Balance at beginning of year                             $1,500 $1,500 $1,895
Provision for credit losses                                 --     --     --
Charge-offs                                                 --     --    (395)
                                                         ------ ------ ------
  Balance at end of year                                 $1,500 $1,500 $1,500
                                                         ====== ====== ======

   Below is a summary of interest income on impaired mortgage loans.

                                                          1999   1998   1997
                                                         ------ ------ ------
                                                            (In thousands)
Average impaired mortgage loans                          $    4 $   14 $3,268
Interest income on impaired mortgage loans--contractual       4     18    556
Interest income on impaired mortgage loans--collected         4     17    554

Minnesota Life Insurance Company and Subsidiaries

(4) Notes Receivable

In connection with the Company's construction of an additional home office facility in St. Paul, Minnesota, the Company entered into a loan contingency agreement with the Housing and Redevelopment Authority of the City of St. Paul, Minnesota (HRA) in November 1997. A maximum of $15 million in funds is available under this loan for condemnation and demolition of the Company's proposed building site. The note bears interest at a rate of 8.625%, with principal payments commencing February 2004 and a maturity date of August 2025. Interest payments are accrued and are payable February and August of each year commencing February 2001. All principal and interest payments are due only to the extent of available tax increments. As of December 31, 1999 and 1998, HRA has drawn $13,574,000 and $9,669,000 on this loan contingency agreement and accrued interest of $1,795,000 and $673,000, respectively.

(5) Net Finance Receivables

Finance receivables as of December 31 were as follows:

                                       1999      1998
                                     --------  --------
                                      (In thousands)
Direct installment loans             $127,379  $147,425
Retail installment notes                9,199    12,209
Retail revolving credit                 3,457    17,170
Accrued interest                        2,505     2,683
                                     --------  --------
  Gross receivables                   142,540   179,487
Allowance for uncollectible amounts    (7,728)  (16,076)
                                     --------  --------
    Finance receivables, net         $134,812  $163,411
                                     ========  ========

   The direct installment loans, at December 31, 1999 and 1998, consisted of $83,376,000 and $81,066,000, respectively, of discount basis loans (net of unearned finance charges) and $44,003,000 and $66,359,000, respectively, of interest-bearing loans and generally have a maximum term of 84 months; the retail installment notes are principally discount basis, arise from the sale of household appliances, furniture, and sundry services, and generally have a maximum term of 48 months. Direct installment loans included approximately $29 million and $44 million of real estate secured loans at December 31, 1999 and 1998, respectively. Revolving credit loans included approximately $3 million and $16 million of real estate secured loans at December 31, 1999 and 1998, respectively. Contractual maturities of the finance receivables by year, as required by the industry audit guide for finance companies, were not readily available at December 31, 1999 and 1998, but experience has shown that such information is not significant in that a substantial portion of receivables will be renewed, converted, or paid in full prior to maturity.
   During the years ended December 31, 1999 and 1998, principal cash collections of direct installment loans were $57,665,000 and $75,011,000, respectively, and the percentages of these cash collections to average net balances were 43% and 47%, respectively. Retail installment notes' principal cash collections to average net balances were $12,180,000 and $15,990,000, respectively, and the percentages of these cash collections to average net balances were 121% and 101%, respectively.

Minnesota Life Insurance Company and Subsidiaries

(5) Net Finance Receivables (continued)

   The ratio for the allowance for losses to net outstanding receivables balances at December 31, 1999 and 1998 was 5.4% and 9.0%, respectively. Changes in the allowance for losses for the periods ended December 31, 1999 and 1998 were as follows:

                                         1999      1998      1997
                                       --------  --------  --------
                                             (In thousands)
Balance at beginning of year           $ 16,076  $ 20,545  $  7,497
Provision for credit losses               5,434    10,712    28,206
Allowance applicable to bulk purchase       125       --        --
Charge-offs                             (16,712)  (18,440)  (17,869)
Recoveries                                2,805     3,259     2,711
                                       --------  --------  --------
  Balance at end of year               $  7,728  $ 16,076  $ 20,545
                                       ========  ========  ========

   At December 31, 1999, the recorded investment in certain direct installment loans and direct revolving credit loans were considered to be impaired. The balances of such loans at December 31, 1999 and the related allowance for credit losses were as follows:

                                     Installment Revolving
                                        Loans     Credit   Total
                                     ----------- --------- ------
                                            (In thousands)
Balances at December 31, 1999          $5,539       692    $6,231
Related allowance for credit losses    $1,478       330    $1,808

   All loans deemed to be impaired are placed on a non-accrual status. No accrued or unpaid interest was recognized on impaired loans during 1999. The average quarterly balance of impaired loans during the year ended December 31, 1999 and 1998, was $5,758,000 and $6,354,000 for installment basis loans and $6,214,000 and $12,471,000 for revolving credit loans, respectively.
   There were no material commitments to lend additional funds to customers whose loans were classified as impaired at December 31, 1999.

(6) Income Taxes

Income tax expense varies from the amount computed by applying the federal income tax rate of 35% to income from operations before taxes. The significant components of this difference were as follows:

                                                  1999     1998     1997
                                                 -------  -------  -------
                                                     (In thousands)
Computed tax expense                             $87,139  $84,553  $93,337
Difference between computed and actual tax ex-
 pense:
  Dividends received deduction                    (3,127)  (1,730)  (5,573)
  Special tax on mutual life insurance companies  (9,568)  (3,455)   3,341
  Sale of subsidiary                                 --       --    (4,408)
  Foundation gain                                   (538)     --    (4,042)
  Tax credits                                     (4,500)  (4,416)  (3,600)
  Expense adjustments and other                    4,327    3,281   (2,275)
                                                 -------  -------  -------
    Total tax expense                            $73,733  $78,233  $76,780
                                                 =======  =======  =======

Minnesota Life Insurance Company and Subsidiaries

(6) Income Taxes (continued)

   The tax effects of temporary differences that give rise to the Company's net deferred federal tax liability were as follows:

                                                        1999     1998
                                                      -------- --------
                                                       (In thousands)
Deferred tax assets:
  Policyholders liabilities                           $ 17,461 $ 16,999
  Pension and post retirement benefits                  30,151   27,003
  Tax deferred policy acquisition costs                 91,976   82,940
  Net realized capital losses                            6,709    8,221
  Other                                                 16,612   18,487
                                                      -------- --------
    Gross deferred tax assets                          162,909  153,650
                                                      -------- --------
Deferred tax liabilities:
  Deferred policy acquisition costs                   $198,501 $155,655
  Real estate and property and equipment depreciation   14,642   10,275
  Basis difference on investments                        8,092   10,798
  Net unrealized capital gains                          59,411  143,354
  Other                                                  7,357    7,475
                                                      -------- --------
    Gross deferred tax liabilities                     288,003  327,557
                                                      -------- --------
      Net deferred tax liability                      $125,094 $173,907
                                                      ======== ========

   A valuation allowance for deferred tax assets was not considered necessary as of December 31, 1999 and 1998 because the Company believes that it is more likely than not that the deferred tax assets will be realized through future reversals of existing taxable temporary differences and future taxable income.
   Income taxes paid for the years ended December 31, 1999, 1998 and 1997, were $59,905,000, $91,259,000 and $71,108,000, respectively.
   The Company's tax returns for 1995, 1996, and 1997 are under examination by the Internal Revenue Service. The Company believes additional taxes, if any, assessed as a result of these examinations, will not have a material effect on its financial position.

Minnesota Life Insurance Company and Subsidiaries

(7) Liability for Unpaid Accident and Health Claims, Reserve for Losses, and Claim and Loss Adjustment Expenses

Activity in the liability for unpaid accident and health claims, reserve for losses and claim and loss adjustment expenses is summarized as follows:

                                                     1999     1998     1997
                                                   -------- -------- --------
                                                         (In thousands)
Balance at January 1                               $435,079 $409,249 $416,910
  Less: reinsurance recoverable                     108,918  104,741  102,161
                                                   -------- -------- --------
Net balance at January 1                            326,161  304,508  314,749
                                                   -------- -------- --------
Incurred related to:
  Current year                                       92,421   92,793  121,153
  Prior years                                        19,435   14,644    7,809
                                                   -------- -------- --------
Total incurred                                      111,856  107,437  128,962
                                                   -------- -------- --------
Paid related to:
  Current year                                       25,084   27,660   51,275
  Prior years                                        63,827   58,124   57,475
                                                   -------- -------- --------
Total paid                                           88,911   85,784  108,750
                                                   -------- -------- --------
Decrease in liabilities due to sale of subsidiary       --       --    30,453
                                                   -------- -------- --------
Net balance at December 31                          349,106  326,161  304,508
  Plus: reinsurance recoverable                     121,395  108,918  104,741
                                                   -------- -------- --------
Balance at December 31                             $470,501 $435,079 $409,249
                                                   ======== ======== ========

   The liability for unpaid accident and health claims, reserve for losses and claim and loss adjustment expenses is included in future policy and contract benefits and pending policy and contract claims on the consolidated balance sheets.
   As a result of changes in estimates of claims incurred in prior years, the accident and health claims, reserve for losses and claim and loss adjustment expenses incurred increased by $19,435,000, $14,644,000 and $7,809,000 in 1999,
1998 and 1997, respectively which includes the amortization of discount on individual accident and health claim reserves of $13,918,000, $14,256,000, $11,522,000 in 1999, 1998 and 1997, respectively. The remaining changes in amounts are the result of normal reserve development inherent in the uncertainty of establishing the liability for unpaid accident and health claims, reserve for losses and claim and loss adjustment expenses.

(8) Employee Benefit Plans

Pension Plans and Post Retirement Plans Other than Pensions
The Company has noncontributory defined benefit retirement plans covering substantially all employees and certain agents. Benefits are based upon years of participation and the employee's average monthly compensation or the agent's adjusted annual compensation. Plan assets are comprised of mostly stocks and bonds, which are held in the general and separate accounts of the Company and administered under group annuity contracts issued by the Company. The Company's funding policy is to contribute annually the minimum amount required by applicable regulations. The Company also has an unfunded noncontributory defined benefit retirement plan, which provides certain employees with benefits in excess of limits for qualified retirement plans.
   The Company also has unfunded postretirement plans that provide certain health care and life insurance benefits to substantially all retired employees and agents. Eligibility is determined by age at retirement and years of service after age 30. Health care premiums are shared with retirees, and other cost-sharing features include deductibles and co-payments.

Minnesota Life Insurance Company and Subsidiaries

(8) Employee Benefit Plans (continued)

   The change in the benefit obligation and plan assets for the Company's plans as of December 31 was calculated as follows:

                                      Pension Benefits     Other Benefits
                                      ------------------  ------------------
                                        1999      1998      1999      1998
                                      --------  --------  --------  --------
                                                (In thousands)
Change in benefit obligation:
  Benefit obligation at beginning of
   year                               $181,439  $151,509  $ 31,236  $ 24,467
  Service cost                           8,272     8,402     1,419     1,375
  Interest cost                         13,132    10,436     2,340     1,713
  Amendments                             4,385         6       --        --
  Actuarial gain                        (4,143)   16,298       (33)    4,542
  Benefits paid                         (6,060)   (5,212)   (1,242)     (861)
                                      --------  --------  --------  --------
    Benefit obligation at end of year $197,025  $181,439  $ 33,720  $ 31,236
                                      ========  ========  ========  ========
Change in plan assets:
  Fair value of plan assets at the
   beginning of the year              $146,710  $133,505  $    --   $    --
  Actual return on plan assets          12,948    13,068       --        --
  Employer contribution                  6,096     5,349     1,242       861
  Benefits paid                         (6,060)   (5,212)   (1,242)     (861)
                                      --------  --------  --------  --------
    Fair value of plan assets at the
     end of year                      $159,694  $146,710  $    --   $    --
                                      ========  ========  ========  ========
  Funded status                       $(37,330) $(34,729) $(33,720) $(31,236)
  Unrecognized net actuarial loss
   (gain)                                6,812    12,283    (6,089)   (6,251)
  Unrecognized prior service cost
   (benefit)                             8,723     5,293    (2,472)   (2,986)
                                      --------  --------  --------  --------
    Net amount recognized             $(21,795) $(17,153) $(42,281) $(40,473)
                                      ========  ========  ========  ========
Amounts recognized in the balance
 sheet statement consist of:
  Accrued benefit cost                $(27,980) $(23,242) $(42,395) $(40,473)
  Intangible asset                       6,185     6,089       114       --
                                      --------  --------  --------  --------
    Net amount recognized             $(21,795) $(17,153) $(42,281) $(40,473)
                                      ========  ========  ========  ========
Weighted average assumptions as of
 December 31
  Discount rate                           7.50%     7.00%     7.50%     7.00%
  Expected return on plan assets          8.27%     8.27%      --        --
  Rate of compensation increase           5.32%     5.32%      --        --

Minnesota Life Insurance Company and Subsidiaries

(8) Employee Benefit Plans (continued)

   For measurement purposes, an 8.5 percent annual rate of increase in the per capita cost of covered health care benefits was assumed for 2000. The rate was assumed to decrease gradually to 5.5 percent for 2005 and remain at that level thereafter.

                                Pension Benefits            Other Benefits
                            ---------------------------  ----------------------
                              1999      1998     1997     1999    1998    1997
                            --------  --------  -------  ------  ------  ------
                                            (In thousands)
Components of net periodic
 benefit cost
  Service cost              $  8,272  $  8,402  $ 6,847  $1,419  $1,375  $1,047
  Interest cost               13,132    10,436    9,956   2,340   1,713   1,872
  Expected return on plan
   assets                    (12,080)  (10,978)  (9,859)    --      --      --
  Amortization of prior
   service cost (benefits)       954       578      578    (513)   (513)   (510)
  Recognized net actuarial
   loss (gain)                   459       190       77    (195)   (559)   (480)
                            --------  --------  -------  ------  ------  ------
    Net periodic benefit
     cost                   $ 10,737  $  8,628  $ 7,599  $3,051  $2,016  $1,929
                            ========  ========  =======  ======  ======  ======

   The projected benefit obligation, accumulated benefit obligation, and fair value of plan assets for the pension plan with accumulated benefit obligations in excess of plan assets were $45,610,000, $36,376,000 and $18,500,000, respectively, as of December 31, 1999, and $39,470,000, $31,546,000 and
$17,334,000, respectively, as of December 31, 1998.
   The assumptions presented herein are based on pertinent information available to management as of December 31, 1999 and 1998. Actual results could differ from those estimates and assumptions. For example, increasing the assumed health care cost trend rates by one percentage point in each year would increase the postretirement benefit obligation as of December 31, 1999 by $6,164,000 and the estimated eligibility cost and interest cost components of net periodic benefit costs for 1999 by $831,000. Decreasing the assumed health care cost trend rates by one percentage point in each year would decrease the postretirement benefit obligation as of December 31, 1999 by $4,879,000 and the estimated eligibility cost and interest cost components of net periodic postretirement benefit costs for 1999 by $637,000.

Profit Sharing Plans
The Company also has profit sharing plans covering substantially all employees and agents. The Company's contribution rate to the employee plan is determined annually by the directors of the Company and is applied to each participant's prior year earnings. The Company's contribution to the agent plan is made as a certain percentage, based upon years of service, applied to each agent's total annual compensation. The Company recognized contributions to the plans during 1999, 1998 and 1997 of $6,003,000, $7,145,000 and $7,173,000, respectively.
Participants may elect to receive a portion of their contributions in cash.

(9) Sale of Subsidiary

On October 1, 1997, the Company sold Minnesota Fire and Casualty Company (MFC), a wholly owned subsidiary, to Harleysville Group, Inc. The Company received net cash proceeds of approximately $33.5 million from the sale, and realized a gain of approximately $14.5 million. HomePlus Insurance Company (HomePlus), a previously wholly owned subsidiary of MFC, was excluded from the sale of assets. In accordance with the agreement, prior to September 30, 1997, MFC made a distribution of private placement bonds to the Company with an amortized cost of approximately $4.3 million and transferred all issued and outstanding shares of HomePlus to the Company. The carrying value of the transferred shares was approximately $5.8 million. Under an administrative services agreement with MFC, the Company has retained MFC to provide financial and other services for HomePlus.

Minnesota Life Insurance Company and Subsidiaries

(10) Reinsurance

In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance companies. To the extent that a reinsurer is unable to meet its obligation under the reinsurance agreement, the Company remains liable. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies. Allowances are established for amounts deemed to be uncollectible.
   Reinsurance is accounted for over the lives of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.
   The effect of reinsurance on premiums for the years ended December 31 was as follows:

                       1999      1998      1997
                     --------  --------  --------
                           (In thousands)
Direct premiums      $662,775  $553,408  $595,686
Reinsurance assumed   102,154    91,548    78,097
Reinsurance ceded     (67,130)  (67,263)  (58,530)
                     --------  --------  --------
  Net premiums       $697,799  $577,693  $615,253
                     ========  ========  ========

   Reinsurance recoveries on ceded reinsurance contracts were $71,922,000, $64,174,000 and $58,072,000 during 1999, 1998 and 1997, respectively.
   On January 1, 1999, the Company entered into an agreement to sell its assumed individual life reinsurance business representing $1,982,509,000 of in force to RGA Reinsurance Company. The Company received cash of $1,284,000 from the sale and recognized miscellaneous income of approximately $4,139,000, representing the gain on the sale.
   On October 1, 1999, the Company entered into an assumption reinsurance agreement with Fort Dearborn Life Insurance Company. The agreement transfers 401(k) accounts with associated fixed and variable assets of approximately $260,000,000.

(11) Fair Value of Financial Instruments

The estimated fair value of the Company's financial instruments has been determined using available market information as of December 31, 1999 and 1998. Although management is not aware of any factors that would significantly affect the estimated fair value, such amounts have not been comprehensively revalued since those dates. Therefore, estimates of fair value subsequent to the valuation dates may differ significantly from the amounts presented herein. Considerable judgement is required to interpret market data to develop the estimates of fair value. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.
   Please refer to Note 2 for additional fair value disclosures concerning fixed maturity securities, equity securities, mortgages, private equities and derivatives. The carrying amounts for policy loans, cash, short-term investments and finance receivables approximate the assets' fair values.
   The interest rates on the finance receivables outstanding as of December 31, 1999 and 1998, are consistent with the rates at which loans would currently be made to borrowers of similar credit quality and for the same maturity; as such, the carrying value of the finance receivables outstanding as of December 31, 1999 and 1998, approximate the fair value for those respective dates.
   The fair values of deferred annuities, annuity certain contracts and other fund deposits, which have guaranteed interest rates and surrender charges are estimated to be the amount payable on demand as of December 31, 1999 and 1998 as those investment contracts have no defined maturity and are similar to a deposit liability. The amount payable on demand equates to the account balance less applicable surrender charges. Contracts without guaranteed interest rates and surrender charges have fair values equal to their accumulation values plus applicable market value adjustments.

Minnesota Life Insurance Company and Subsidiaries

(11) Fair Value of Financial Instruments (continued)

   The fair values of guaranteed investment contracts and supplementary contracts without life contingencies are calculated using discounted cash flows, based on interest rates currently offered for similar products with maturities consistent with those remaining for the contracts being valued. Rates currently available to the Company for debt with similar terms and remaining maturities are used to estimate the fair value of notes payable.
   The carrying amounts and fair values of the Company's financial instruments, which were classified as assets as of December 31, were as follows:

                                        1999                  1998
                                --------------------- ---------------------
                                 Carrying     Fair     Carrying     Fair
                                  Amount     Value      Amount     Value
                                ---------- ---------- ---------- ----------
                                              (In thousands)
Fixed maturity securities:
  Available-for-sale            $4,803,568 $4,803,568 $4,914,012 $4,914,012
  Held-to-maturity                 974,814    968,852  1,086,548  1,161,784
Equity securities                  770,269    770,269    749,800    749,800
Mortgage loans:
  Commercial                       625,196    605,112    579,890    603,173
  Residential                       71,476     73,293    101,329    104,315
Policy loans                       237,335    237,335    226,409    226,409
Short-term investments              93,993     93,993    136,435    136,435
Cash                               116,803    116,803    175,660    175,660
Finance receivables, net           134,812    134,812    163,411    163,411
Private equities                   284,797    284,797    160,958    164,332
Foreign currency exchange con-
 tract                                 655        655      1,594      1,594
                                ---------- ---------- ---------- ----------
    Total financial assets      $8,113,718 $8,089,489 $8,296,046 $8,400,925
                                ========== ========== ========== ==========

   The carrying amounts and fair values of the Company's financial instruments, which were classified as liabilities as of December 31, were as follows:

                                         1999                  1998
                                 --------------------- ---------------------
                                  Carrying     Fair     Carrying     Fair
                                   Amount     Value      Amount     Value
                                 ---------- ---------- ---------- ----------
                                               (In thousands)
Deferred annuities               $1,822,302 $1,810,820 $2,085,408 $2,075,738
Annuity certain contracts            39,513     39,421     57,528     60,766
Other fund deposits                 945,575    936,590    722,321    731,122
Guaranteed investment contracts         116        116        862        862
Supplementary contracts without
 life contingencies                  43,050     43,126     44,696     44,251
Notes payable                       218,000    221,233    267,000    272,834
                                 ---------- ---------- ---------- ----------
  Total financial liabilities    $3,068,556 $3,051,306 $3,177,815 $3,185,573
                                 ========== ========== ========== ==========

(12) Notes Payable

In September 1995, the Company issued surplus notes with a face value of $125,000,000, at 8.25%, due in 2025. The surplus notes are subordinate to all current and future policyholders interests, including claims, and indebtedness of the Company. All payments of interest and principal on the notes are subject to the approval of the Department of Commerce. The approved accrued interest was $3,008,000 as of December 31, 1999 and 1998. The issuance costs of $1,421,000 are deferred and amortized over 30 years on straight-line basis.

Minnesota Life Insurance Company and Subsidiaries

(12) Notes Payable (continued)

   Notes payable as of December 31 were as follows:

                                                            1999     1998
                                                          -------- --------
                                                           (In thousands)
Corporate-surplus notes, 8.25%, 2025                      $125,000 $125,000
Consumer finance subsidiary-senior, 6.53%-8.77%, through
 2003                                                       93,000  142,000
                                                          -------- --------
  Total notes payable                                     $218,000 $267,000
                                                          ======== ========

   At December 31, 1999, the aggregate minimum annual notes payable maturities for the next four years were as follows: 2000, $33,000,000; 2001, $26,000,000;
2002, $22,000,000; 2003, $12,000,000; thereafter $125,000,000.
   Long-term borrowing agreements involving the consumer finance subsidiary include provisions with respect to borrowing limitations, payment of cash dividends on or purchases of common stock, and maintenance of liquid net worth of $41,354,000. The consumer finance subsidiary was in compliance with all such provisions at December 31, 1999.
   The Company maintains a line of credit, which is drawn down periodically throughout the year. As of December 1999 and 1998, the outstanding balance of this line of credit was $90,000,000 and $40,000,000, respectively.
   Interest paid on debt for the years ended December 31, 1999, 1998 and 1997, was $24,120,000, $25,008,000 and $18,197,000, respectively.

(13) Other Comprehensive Income

Comprehensive income is defined as any change in stockholder's equity originating from non-owner transactions. The Company had identified those changes as being comprised of net income, unrealized appreciation (depreciation) on securities, and unrealized foreign currency translation adjustments.
   The components of comprehensive income (loss), other than net income are illustrated below:

                                                   1999       1998      1997
                                                ----------  --------  --------
                                                       (In thousands)
Other comprehensive income (loss), before tax:
  Foreign currency translation adjustment       $      --   $    --   $  1,457
    Less: reclassification adjustment for gains
     included in net income                            --     (1,457)      --
                                                ----------  --------  --------
                                                       --     (1,457)    1,457
  Unrealized gains (loss) on securities            (59,499)  162,214   171,654
    Less: reclassification adjustment for gains
     included in net income                        (74,170)  (90,770)  (96,476)
                                                ----------  --------  --------
                                                 (133,669)    71,444    75,178
  Income tax expense related to items of other
   comprehensive income                             48,131   (23,045)  (28,274)
                                                ----------  --------  --------
  Other comprehensive income (loss), net of tax $  (85,538) $ 46,942  $ 48,361
                                                ==========  ========  ========

(14) Stock Dividends

During 1999, the Company declared and paid dividends to Securian Financial Group, Inc. totaling $59,109,000. These dividends were in the form of cash, common stock and the affiliated stock of Capitol City Property Management and HomePlus Insurance Agency, Inc. On December 14, 1998, the Company declared and accrued a dividend to Securian Financial Group, Inc. in the amount of $24,700,000, which was paid in 1999.

Minnesota Life Insurance Company and Subsidiaries

(14) Stock Dividends (continued)

   Dividend payments by Minnesota Life Insurance Company to its parent cannot exceed the greater of 10% of statutory capital and surplus as of the preceding year-end or the statutory net gain from operations for the current calendar year, without prior approval from the Department of Commerce. Based on this limitation and 1998 statutory results, Minnesota Life Insurance Company could have paid $168,076,000 in dividends in 1999 without prior approval.

(15) Commitments and Contingencies

The Company is involved in various pending or threatened legal proceedings arising out of the normal course of business. In the opinion of management, the ultimate resolution of such litigation will not have a material adverse effect on operations or the financial position of the Company.
   In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance companies. To the extent that a reinsurer is unable to meet its obligations under the reinsurance agreement, the Company remains liable. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies. Allowances are established for amounts deemed uncollectible.
   The Company has issued certain participating group annuity and group life insurance contracts jointly with another life insurance company. The joint contract issuer has liabilities related to these contracts of $183,200,000 as of December 31, 1999. To the extent the joint contract issuer is unable to meet its obligation under the agreement, the Company remains liable.
   The Company has long-term commitments to fund private equities and real estate investments totaling $147,652,000 as of December 31, 1999. The Company estimates that $60,000,000 of these commitments will be invested in 2000, with the remaining $87,652,000 invested over the next four years.
   As of December 31, 1999, the Company had committed to purchase bonds and mortgage loans totaling $54,130,000 but had not completed the purchase transactions.
   The Company has a long-term lease agreement for rental space in downtown St. Paul and other locations. Minimum rental commitments under such leases are as follows: 2000, $2,400,000; 2001, $2,227,000; 2002, $2,092,000; 2003,
$2,108,000; 2004, $1,261,000; 2005, $22,000.
   At December 31, 1999, the Company had guaranteed the payment of $76,600,000 in policyholders dividends and discretionary amounts payable in 2000. The Company has pledged bonds, valued at $79,333,000 to secure this guarantee.
   The Company is contingently liable under state regulatory requirements for possible assessments pertaining to future insolvencies and impairments of unaffiliated insurance companies. The Company records a liability for future guaranty fund assessments based upon known insolvencies, according to data received from the National Organization of Life and Health Insurance Guaranty Association. At December 31, 1999 and 1998 the liability was ($352,000) and $1,105,000, respectively. An asset is recorded for the amount of guaranty fund assessments paid, which can be recovered through future premium tax credits. This asset was $5,485,000 and $7,282,000 for the periods ending December 31, 1999 and 1998, respectively. These assets are being amortized over a five-year period.
   At December 1999, the Company has guaranteed the payment of approximately $125,000,000 of senior notes issued by Capitol City Properties Management, Inc., an affiliated company through the expiration date of the notes June 1, 2021 or by mutual agreement of the parties. These notes were issued in conjunction with the financing of the Company's additional home office space.

Minnesota Life Insurance Company and Subsidiaries

(16) Statutory Financial Data

The Company also prepares financial statements according to statutory accounting practices prescribed or permitted by the Department of Commerce for purposes of filing with the Department of Commerce, the National Association of Insurance Commissioners and states in which the Company is licensed to do business. Statutory accounting practices focus primarily on solvency and surplus adequacy. The significant differences that exist between statutory and GAAP accounting, and their effects are illustrated below:

                                                       Year ended December
                                                      ----------------------
                                                         1999        1998
                                                      ----------  ----------
                                                         (In thousands)
Statutory capital and surplus                         $1,089,474  $  947,885
Adjustments:
  Deferred policy acquisition costs                      712,532     564,382
  Net unrealized investment gains (losses)               (49,572)    279,885
  Statutory asset valuation reserve                      310,626     239,455
  Statutory interest maintenance reserve                  30,984      49,915
  Premiums and fees deferred or receivable               (69,618)    (73,312)
  Change in reserve basis                                115,718     113,648
  Separate accounts                                      (64,860)    (56,816)
  Unearned policy and contract fees                     (144,157)   (118,459)
  Surplus notes                                         (125,000)   (125,000)
  Net deferred income taxes                             (125,094)   (173,907)
  Non-admitted assets                                     36,205      39,525
  Policyholders dividends                                 62,268      60,648
  Other                                                  (23,642)    (25,573)
                                                      ----------  ----------
Stockholder's equity as reported in the accompanying
 consolidated financial statements                    $1,755,864  $1,722,276
                                                      ==========  ==========

                                                  As of December 31
                                            --------------------------------
                                              1999       1998        1997
                                            --------  ----------  ----------
                                                    (In thousands)
Statutory net income                        $167,957  $  104,609  $  167,078
Adjustments:
  Deferred policy acquisition costs           29,164      18,042      26,878
  Statutory interest maintenance reserve     (18,931)     25,746        (538)
  Premiums and fees deferred or receivable     3,686         708       2,175
  Change in reserve basis                      2,555       3,011       9,699
  Separate accounts                           (8,044)     (5,644)     (6,272)
  Unearned policy and contract fees           (8,696)     (7,896)    (12,825)
  Net deferred income taxes                    1,439      15,351       7,832
  Policyholders dividends                      1,620       1,194       2,708
  Other                                        4,485       8,228      (6,839)
                                            --------  ----------  ----------
Net income as reported in the accompanying
 consolidated financial statements          $175,235  $  163,349  $  189,896
                                            ========  ==========  ==========

Minnesota Life Insurance Company and Subsidiaries

                                   Schedule I

       Summary of Investments--Other than Investments in Related Parties

                               December 31, 1999

                                                                 As Shown
                                                                  on the
                                                    Market     consolidated
Type of investment                      Cost(3)     Value    balance sheet(1)
------------------                     ---------- ---------- ----------------
                                                   (In thousands)
Bonds:
  United States government and
   government agencies and authorities $  151,864 $  143,597    $  143,597
  Foreign governments                     122,505    115,270       115,270
  Public utilities                        287,970    276,558       276,558
  Mortgage-backed securities            1,602,362  1,564,386     1,564,386
  All other corporate bonds             3,678,697  3,672,609     3,678,571
                                       ---------- ----------    ----------
      Total bonds                       5,843,398  5,772,420     5,778,382
                                       ---------- ----------    ----------
Equity securities:
  Common stocks:
    Public utilities                        7,475      9,072         9,072
    Banks, trusts and insurance compa-
     nies                                  25,959     25,399        25,399
    Industrial, miscellaneous and all
     other                                525,152    708,848       708,848
  Nonredeemable preferred stocks           28,428     26,950        26,950
                                       ---------- ----------    ----------
      Total equity securities             587,014    770,269       770,269
                                       ---------- ----------    ----------
Mortgage loans on real estate             696,672     XXXXXX       696,672
Real estate (2)                            36,793     XXXXXX        36,793
Policy loans                              237,335     XXXXXX       237,335
Other long-term investments               473,528     XXXXXX       473,528
Short-term investments                     93,993     XXXXXX        93,993
                                       ---------- ----------    ----------
      Total                             1,538,321        --      1,538,321
                                       ---------- ----------    ----------
Total investments                      $7,968,733 $6,542,689    $8,086,972
                                       ========== ==========    ==========

-------
(1) Amortized cost for bonds classified as held-to-maturity and fair value for common stocks and bonds classified as available-for-sale
(2) The carrying value of real estate acquired in satisfaction of indebtedness is $ -0-
(3) Original cost for equity securities and original cost reduced by repayments and adjusted for amortization of premiums or accrual of discounts for bonds and other investments

                       See independent auditors' report.

Minnesota Life Insurance Company and Subsidiaries

                                  Schedule III

                      Supplementary Insurance Information

                                 (In thousands)

                                   As of December 31,
                   ---------------------------------------------------
                               Future policy
                    Deferred      benefits                Other policy
                     policy    losses, claims              claims and
                   acquisition and settlement  Unearned     benefits
Segment               costs     expenses(1)   premiums(2)   payable
-------            ----------- -------------- ----------- ------------
1999:
 Life insurance     $535,709     $2,388,867    $172,430     $73,670
 Accident and
  health insur-
  ance                80,371        552,833      35,558      16,858
 Annuity              97,137      3,118,995          25         234
 Property and li-
  ability insur-
  ance                   --             441
                    --------     ----------    --------     -------
                    $713,217     $6,061,136    $208,013     $90,762
                    ========     ==========    ========     =======
1998:
 Life insurance     $421,057     $2,303,580    $146,042     $51,798
 Accident and
  health insur-
  ance                74,606        510,969      33,568      18,342
 Annuity              68,719      3,186,148          25         424
 Property and li-
  ability insur-
  ance                   --             480         556         --
                    --------     ----------    --------     -------
                    $564,382     $6,001,177    $180,191     $70,564
                    ========     ==========    ========     =======
1997:
 Life insurance     $434,012     $2,229,396    $166,704     $42,627
 Accident and
  health insur-
  ance                70,593        466,109      34,250      17,153
 Annuity              71,425      3,266,965         --        4,576
 Property and li-
  ability insur-
  ance                   --             280       1,116         --
                    --------     ----------    --------     -------
                    $576,030     $5,962,750    $202,070     $64,356
                    ========     ==========    ========     =======
                                      For the years ended December 31,
                   -----------------------------------------------------------------------
                                                         Amortization
                                            Benefits,    of deferred
                                  Net     claims, losses    policy      Other
                    Premium    investment and settlement acquisition  operating  Premiums
Segment            revenue(3)    income      expenses       costs     expenses  written(4)
-------            ----------- ---------- -------------- ------------ --------- ----------
1999:
 Life insurance    $  762,745   $258,483     $645,695      $ 88,731   $391,454
 Accident and
  health insur-
  ance                170,988     37,922      108,283        11,779    101,021
 Annuity               95,190    243,160      214,461        22,945     79,883
 Property and li-
  ability insur-
  ance                    (14)       491          323                      743      (570)
                   ----------- ---------- -------------- ------------ --------- ----------
                   $1,028,909   $540,056     $968,762      $123,455   $573,101   $  (570)
                   =========== ========== ============== ============ ========= ==========
1998:
 Life insurance    $  615,856   $246,303     $502,767      $114,589   $342,080
 Accident and
  health insur-
  ance                167,544     35,822      105,336        12,261     93,876
 Annuity               93,992    247,970      225,004        21,248    136,527
 Property and li-
  ability insur-
  ance                    662        986        2,848           --       1,187       103
                   ----------- ---------- -------------- ------------ --------- ----------
                   $  878,054   $531,081     $835,955      $148,098   $573,670   $   103
                   =========== ========== ============== ============ ========= ==========
1997:
 Life insurance    $  576,468   $247,267     $476,747      $102,473   $345,938
 Accident and
  health insur-
  ance                205,869     40,343       87,424         9,451    101,960
 Annuity               64,637    261,768      242,738        16,252    129,263
 Property and li-
  ability insur-
  ance                 40,316      4,395       33,773           --      13,146    43,376
                   ----------- ---------- -------------- ------------ --------- ----------
                   $  887,290   $553,773     $840,682      $128,176   $590,307   $43,376
                   =========== ========== ============== ============ ========= ==========

------
(1)  Includes policy and contract account balances
(2)  Includes unearned policy and contract fees
(3)  Includes policy and contract fees
(4)  Applies only to property and liability insurance

                       See independent auditors' report.

Minnesota Life Insurance Company and Subsidiaries

                                  Schedule IV

                                  Reinsurance

              For the years ended December 31, 1998, 1997 and 1996

                                                                            Percentage
                                       Ceded to     Assumed                 of amount
                            Gross        other    from other      Net       assumed to
                            amount     companies   companies     amount        net
                         ------------ ----------- ----------- ------------  ----------
                                                (In thousands)
1999:
 Life insurance in force $175,297,217 $21,279,606 $37,337,340 $191,354,951      19.5%
                         ============ =========== =========== ============
 Premiums:
  Life insurance         $    455,857 $    30,557 $    83,681 $    508,981      16.4%
  Accident and health
   insurance                  183,765      18,776       1,281      166,270       0.8%
  Annuity                      22,562         --          --        22,562       --
  Property and liability
   insurance                      591      17,797      17,192          (14)      n/a
                         ------------ ----------- ----------- ------------
   Total premiums        $    662,775 $    67,130 $   102,154 $    697,799      14.6%
                         ============ =========== =========== ============
1998:
 Life insurance in force $158,229,143 $18,656,917 $28,559,482 $168,131,708      17.0%
                         ============ =========== =========== ============
 Premiums:
  Life insurance         $    338,909 $    30,532 $    71,198 $    379,575      18.8%
  Accident and health
   insurance                  180,081      17,894       1,432      163,619       0.9%
  Annuity                      33,837         --          --        33,837       --
  Property and liability
   insurance                      581      18,837      18,918          662    2857.7%
                         ------------ ----------- ----------- ------------
   Total premiums        $    553,408 $    67,263 $    91,548 $    577,693      15.8%
                         ============ =========== =========== ============
1997:
 Life insurance in force $122,120,394 $14,813,351 $25,566,734 $132,873,777      19.2%
                         ============ =========== =========== ============
 Premiums:
  Life insurance         $    340,984 $    30,547 $    63,815 $    374,252      17.1%
  Accident and health
   insurance                  175,647      16,332       1,310      160,625       0.8%
  Annuity                      40,060         --          --        40,060       --
  Property and liability
   insurance                   38,995      11,651      12,972       40,316      32.2%
                         ------------ ----------- ----------- ------------
   Total premiums        $    595,686 $    58,530 $    78,097 $    615,253      12.7%
                         ============ =========== =========== ============

                       See independent auditors' report.

                                   Appendix A

          Illustrations of Policy Values, Death Benefits and Premiums

  The Appendix A illustrations beginning on page A-2, are provided for a non-smoking male age 40. The illustrations show the projected actual cash values, death benefits and premiums for the various scenarios. The plan of insurance for each illustration is a whole life plan, each with an initial face amount of $250,000. Both death benefit options--the Cash Option and the Protection Option--are shown. We show all illustrations based on both guaranteed maximum and current mortality charges, and we include all charges. Finally illustrations for both VAL '87 and VAL '95 are included.

  Guaranteed maximum cost of insurance charges will vary by age, sex, risk class, and policy form. We use the male, female and unisex 1980 Commissioners Standard Ordinary Mortality Tables ("1980 CSO"), as appropriate. The unisex tables are used in circumstances where legal considerations require the elimination of sex-based distinctions in the calculation of mortality costs. Our maximum cost of insurance charges are based on an assumption of mortality not greater than the mortality rates reflected in 1980 CSO Tables.

  In most cases we intend to impose cost of insurance charges which are substantially lower than the maximum charges determined as described above. In addition to the factors governing maximum cost of insurance charges, actual charges will vary depending on the level of scheduled premiums for a given amount of insurance, the duration of the Policy and the smoking habits of the insured. Current cost of insurance charges reflect our current practices with respect to mortality charges for this class of Policies. Accordingly, the illustrations based upon the guaranteed maximum mortality charges are provided primarily to show, by comparison with the other tables, the consequences of our charging less than the full 1980 CSO based charges.

  The illustrations show how actual cash values and death benefits would vary over time if the return on the assets held in the Variable Life Account equaled a gross annual rate after tax, of 0 percent, 6 percent and 12 percent. The actual cash values and death benefits would be different from those shown if the returns averaged 0 percent, 6 percent and 12 percent but fluctuated over the life of the Policy. The illustrations assume scheduled premiums are paid when due.

  The amounts shown for the hypothetical actual cash value and death benefit as of each policy year reflect the fact that the net investment return on the assets held in the sub-accounts is lower than the gross, after-tax return. This is because certain fees and expenses are deducted from the gross return. The table of Fund Annual Expenses on page , shows these fees, and expenses for each portfolio. The mortality and expense risk charge reflected in the illustrations is at an annual rate of .50 percent. The investment management fee illustrated is .56 percent and represents an average of the annual fee charged for all portfolios of the Funds. The illustrations also reflect a deduction for those Fund costs and expenses borne by the Funds and for distribution (12b-1) fees. Fund expenses illustrated are .14 percent, representing an average of the 1999 expense ratios of the portfolios of the Funds. Certain expenses for certain portfolios of the Funds were waived or reduced, as detailed in the footnotes to the table of Fund Annual Expenses on page 6. The 12b-1 fee illustrated is .24 percent and represents an average of those fees charged for portfolios of the Funds. Therefore, gross annual rates of return of 0 percent, 6 percent and 12 percent correspond to approximate net annual rates of return of -1.44 percent, 4.56 percent and 10.56 percent.

  The tables reflect the fact that no charges for federal, state or local income taxes are currently made against the Variable Life Account. If such a charge is made in the future, it will take a higher gross rate of return to produce after-tax returns of 0 percent, 6 percent and 12 percent than it does now.

  Upon request, we will furnish a comparable illustration based upon a proposed insured's age, sex and risk classification, and on the face amount, premium, plan of insurance and gross annual rate of return requested. Actual illustrations may be materially different from those illustrated, depending upon the proposed insured's actual situation. For example, illustrations for females, smokers or individuals who are rated sub-standard will differ materially in premium amount and illustrated values, even though the proposed insured may be the same age as the proposed insured in our sample illustration.

                                    VAL '95
                       DEATH BENEFIT OPTION--CASH OPTION
                       MALE ISSUE AGE 40 FOR NON-SMOKERS
                       INITIAL DEATH BENEFIT--$250,000(1)

                     $4,205.30 INITIAL SCHEDULED PREMIUM(2)

                        USING CURRENT MORTALITY CHARGES

                    -ASSUMING HYPOTHETICAL INVESTMENT RETURNS OF-
                   0% GROSS(3)       6% GROSS(3)      12% GROSS(3)
         INITIAL   (-1.44% NET)      (4.56% NET)      (10.56% NET)
POL  ATT  BASE   POLICY   DEATH    POLICY   DEATH    POLICY   DEATH
YR   AGE PREMIUM  VALUE  BENEFIT   VALUE   BENEFIT   VALUE   BENEFIT
---  --- ------- ------  -------   ------  -------   ------  -------
  1   41 $4,205  $   899 $250,000 $    975 $250,000 $  1,049 $250,000
  2   42  4,205    3,934  250,000    4,281  250,000    4,624  250,000
  3   43  4,205    6,892  250,000    7,707  250,000    8,541  250,000
  4   44  4,205    9,766  250,000   11,254  250,000   12,834  250,000
  5   45  4,205   12,559  250,000   14,928  250,000   17,544  250,000
  6   46  4,205   15,264  250,000   18,729  250,000   22,710  250,000
  7   47  4,205   17,882  250,000   22,666  250,000   28,388  250,000
  8   48  4,205   20,526  250,000   26,867  250,000   34,767  250,000
  9   49  4,205   23,213  250,000   31,359  250,000   41,929  250,000
 10   50  4,205   25,918  250,000   36,130  250,000   49,936  250,000
 15   55  4,205   39,177  250,000   64,182  250,000  105,830  250,000
 20   60  4,205   50,665  250,000   99,523  250,000  200,528  362,095
 25   65  4,205   58,867  250,000  143,605  250,000  354,292  565,073
 30   70  4,205   62,705  250,000  199,684  294,971  601,788  856,272

(1) The initial death benefit is guaranteed to age 100.
(2) If premiums are paid more frequently than annually, the payments would be $2,102.65 semi-annually, $1,051.33 quarterly, or $350.45 monthly. The death benefits and policy values would be slightly different for a policy with more frequent premium payments.
(3) Assumes no policy loan has been made.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, and prevailing interest rates. The death benefits and policy values for a Policy would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representations can be made by Minnesota Life or the Funds that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                                    VAL '95
                       DEATH BENEFIT OPTION--CASH OPTION
                       MALE ISSUE AGE 40 FOR NON-SMOKERS
                       INITIAL DEATH BENEFIT--$250,000(1)

                     $4,205.30 INITIAL SCHEDULED PREMIUM(2)

                  USING MAXIMUM CONTRACTUAL MORTALITY CHARGES

                    -ASSUMING HYPOTHETICAL INVESTMENT RETURNS OF-
                   0% GROSS(3)       6% GROSS(3)      12% GROSS(3)
         INITIAL   (-1.44% NET)      (4.56% NET)      (10.56% NET)
POL  ATT  BASE   POLICY   DEATH    POLICY   DEATH    POLICY   DEATH
YR   AGE PREMIUM  VALUE  BENEFIT   VALUE   BENEFIT   VALUE   BENEFIT
---  --- ------- ------  -------   ------  -------   ------  -------
  1   41 $4,205  $   899 $250,000 $    974 $250,000 $  1,049 $250,000
  2   42  4,205    3,934  250,000    4,274  250,000    4,624  250,000
  3   43  4,205    6,892  250,000    7,691  250,000    8,541  250,000
  4   44  4,205    9,766  250,000   11,223  250,000   12,834  250,000
  5   45  4,205   12,559  250,000   14,878  250,000   17,544  250,000
  6   46  4,205   15,264  250,000   18,655  250,000   22,710  250,000
  7   47  4,205   17,879  250,000   22,556  250,000   28,379  250,000
  8   48  4,205   20,403  250,000   26,587  250,000   34,607  250,000
  9   49  4,205   22,832  250,000   30,750  250,000   41,452  250,000
 10   50  4,205   25,160  250,000   35,047  250,000   48,981  250,000
 15   55  4,205   35,038  250,000   58,568  250,000   99,774  250,000
 20   60  4,205   40,876  250,000   85,396  250,000  182,882  332,523
 25   65  4,205   40,500  250,000  115,736  250,000  310,705  499,837
 30   70  4,205   29,013  250,000  150,153  250,000  502,255  722,358

(1) The initial death benefit is guaranteed to age 100.
(2) If premiums are paid more frequently than annually, the payments would be $2,102.65 semi-annually, $1,051.33 quarterly, or $350.45 monthly. The death benefits and policy values would be slightly different for a policy with more frequent premium payments.
(3) Assumes no policy loan has been made.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, and prevailing interest rates. The death benefits and policy values for a Policy would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representations can be made by Minnesota Life or the Funds that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                                    VAL '95
                    DEATH BENEFIT OPTION--PROTECTION OPTION
                       MALE ISSUE AGE 40 FOR NON-SMOKERS
                       INITIAL DEATH BENEFIT--$250,000(1)

                     $4,205.30 INITIAL SCHEDULED PREMIUM(2)

                        USING CURRENT MORTALITY CHARGES

                     -ASSUMING HYPOTHETICAL INVESTMENT RETURNS OF-
                   0% GROSS(3)       6% GROSS(3)       12% GROSS(3)
         INITIAL   (-1.44% NET)      (4.56% NET)       (10.56% NET)
POL  ATT  BASE   POLICY   DEATH    POLICY   DEATH    POLICY    DEATH
YR   AGE PREMIUM  VALUE  BENEFIT   VALUE   BENEFIT   VALUE    BENEFIT
---  --- ------- ------  -------   ------  -------   ------   -------
  1   41 $4,205  $   896 $250,000 $    971 $250,000 $  1,046 $  250,000
  2   42  4,205    3,921  250,896    4,259  250,971    4,608    251,046
  3   43  4,205    6,859  253,921    7,654  254,259    8,500    254,608
  4   44  4,205    9,705  256,859   11,151  257,654   12,751    258,500
  5   45  4,205   12,459  259,705   14,756  261,151   17,397    262,751
  6   46  4,205   15,113  262,459   18,464  264,756   22,470    267,397
  7   47  4,205   17,694  265,113   22,320  268,464   28,079    272,470
  8   48  4,205   20,328  267,694   26,452  272,320   34,392    278,079
  9   49  4,205   22,991  270,328   30,847  276,452   41,456    284,392
 10   50  4,205   25,659  272,991   35,492  280,847   49,326    291,456
 15   55  4,205   38,523  286,047   62,334  306,479  103,587    340,415
 20   60  4,205   49,048  297,253   94,620  337,797  192,855    521,552
 25   65  4,205   55,194  304,383  131,293  373,638  329,289    827,154
 30   70  4,205   55,372  305,911  171,854  421,502  527,853  1,244,136

(1) The initial death benefit is guaranteed to age 100.
(2) If premiums are paid more frequently than annually, the payments would be $2,102.65 semi-annually, $1,051.33 quarterly, or $350.45 monthly. The death benefits and policy values would be slightly different for a policy with more frequent premium payments.
(3) Assumes no policy loan has been made.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, and prevailing interest rates. The death benefits and policy values for a Policy would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representations can be made by Minnesota Life or the Funds that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                                    VAL '95
                    DEATH BENEFIT OPTION--PROTECTION OPTION
                       MALE ISSUE AGE 40 FOR NON-SMOKERS
                       INITIAL DEATH BENEFIT--$250,000(1)

                     $4,205.30 INITIAL SCHEDULED PREMIUM(2)

                  USING MAXIMUM CONTRACTUAL MORTALITY CHARGES

                    -ASSUMING HYPOTHETICAL INVESTMENT RETURNS OF-
                   0% GROSS(3)       6% GROSS(3)      12% GROSS(3)
         INITIAL   (-1.44% NET)      (4.56% NET)      (10.56% NET)
POL  ATT  BASE   POLICY   DEATH    POLICY   DEATH    POLICY   DEATH
YR   AGE PREMIUM  VALUE  BENEFIT   VALUE   BENEFIT   VALUE   BENEFIT
---  --- ------- ------  -------   ------  -------   ------  -------
  1   41 $4,205  $   896 $250,000 $    971 $250,000 $  1,046 $250,000
  2   42  4,205    3,921  250,896    4,259  250,971    4,608  251,046
  3   43  4,205    6,859  253,921    7,654  254,259    8,500  254,608
  4   44  4,205    9,705  256,859   11,151  257,654   12,751  258,500
  5   45  4,205   12,459  259,705   14,756  261,151   17,397  262,751
  6   46  4,205   15,113  262,459   18,464  264,756   22,470  267,397
  7   47  4,205   17,664  265,113   22,274  268,464   28,011  272,470
  8   48  4,205   20,109  267,664   26,186  272,274   34,063  278,011
  9   49  4,205   22,444  270,109   30,200  276,186   40,676  284,063
 10   50  4,205   24,661  272,444   34,310  280,200   47,898  290,676
 15   55  4,205   33,630  282,169   56,029  301,577   95,181  334,030
 20   60  4,205   37,670  287,350   78,251  323,877  167,186  457,495
 25   65  4,205   34,189  285,704   97,750  344,352  265,154  677,710
 30   70  4,205   18,288  272,722  107,615  356,840  379,430  918,458

(1) The initial death benefit is guaranteed to age 100.
(2) If premiums are paid more frequently than annually, the payments would be $2,102.65 semi-annually, $1,051.33 quarterly, or $350.45 monthly. The death benefits and policy values would be slightly different for a policy with more frequent premium payments.
(3) Assumes no policy loan has been made.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, and prevailing interest rates. The death benefits and policy values for a Policy would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representations can be made by Minnesota Life or the Funds that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                                    VAL '87
                       DEATH BENEFIT OPTION--CASH OPTION
                       MALE ISSUE AGE 40 FOR NON-SMOKERS
                       INITIAL DEATH BENEFIT--$250,000(1)

                     $4,641.31 INITIAL SCHEDULED PREMIUM(2)

                        USING CURRENT MORTALITY CHARGES

                    -ASSUMING HYPOTHETICAL INVESTMENT RETURNS OF-
                   0% GROSS(3)       6% GROSS(3)      12% GROSS(3)
         INITIAL   (-1.44% NET)      (4.56% NET)      (10.56% NET)
POL  ATT  BASE   POLICY   DEATH    POLICY   DEATH    POLICY   DEATH
YR   AGE PREMIUM  VALUE  BENEFIT   VALUE   BENEFIT   VALUE   BENEFIT
---  --- ------- ------  -------   ------  -------   ------  -------
  1  41  $4,641  $ 1,009 $250,000 $  1,096 $250,000 $  1,184 $250,000
  2  42   4,641    4,233  250,000    4,611  250,000    5,000  250,000
  3  43   4,641    7,359  250,000    8,233  250,000    9,167  250,000
  4  44   4,641   10,379  250,000   11,962  250,000   13,716  250,000
  5  45   4,641   13,297  250,000   15,804  250,000   18,692  250,000
  6  46   4,641   16,272  250,000   19,930  250,000   24,314  250,000
  7  47   4,641   19,335  250,000   24,385  250,000   30,683  250,000
  8  48   4,641   22,442  250,000   29,142  250,000   37,839  250,000
  9  49   4,641   25,566  250,000   34,190  250,000   45,843  250,000
 10  50   4,641   28,687  250,000   39,525  250,000   54,771  250,000
 15  55   4,641   43,845  250,000   70,628  250,000  116,833  250,000
 20  60   4,641   57,112  250,000  109,671  250,000  222,166  385,919
 25  65   4,641   67,139  250,000  158,747  255,881  393,234  609,676
 30  70   4,641   72,993  250,000  220,375  320,842  669,149  934,173

(1) The initial death benefit is guaranteed to age 100.
(2) If premiums are paid more frequently than annually, the payments would be $2,320.66 semi-annually, $1,160.33 quarterly, or $386.78 monthly. The death benefits and policy values would be slightly different for a policy with more frequent premium payments.
(3) Assumes no policy loan has been made.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, and prevailing interest rates. The death benefits and policy values for a Policy would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representations can be made by Minnesota Life or the Funds that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                                    VAL '87
                       DEATH BENEFIT OPTION--CASH OPTION
                       MALE ISSUE AGE 40 FOR NON-SMOKERS
                       INITIAL DEATH BENEFIT--$250,000(1)

                     $4,641.31 INITIAL SCHEDULED PREMIUM(2)

                  USING MAXIMUM CONTRACTUAL MORTALITY CHARGES

                     -ASSUMING HYPOTHETICAL INVESTMENT RETURNS OF-
                    0% GROSS(3)       6% GROSS(3)      12% GROSS(3)
          INITIAL   (-1.44% NET)      (4.56% NET)      (10.56% NET)
 POL  ATT  BASE   POLICY   DEATH    POLICY   DEATH    POLICY   DEATH
 YR   AGE PREMIUM  VALUE  BENEFIT   VALUE   BENEFIT   VALUE   BENEFIT
 ---  --- ------- ------  -------   ------  -------   ------  -------
  1    41 $4,641  $ 1,009 $250,000 $  1,096 $250,000 $  1,184 $250,000
  2    42  4,641    4,233  250,000    4,611  250,000    5,000  250,000
  3    43  4,641    7,359  250,000    8,233  250,000    9,167  250,000
  4    44  4,641   10,379  250,000   11,962  250,000   13,716  250,000
  5    45  4,641   13,295  250,000   15,801  250,000   18,689  250,000
  6    46  4,641   16,100  250,000   19,751  250,000   24,129  250,000
  7    47  4,641   18,795  250,000   23,817  250,000   30,087  250,000
  8    48  4,641   21,377  250,000   28,002  250,000   36,620  250,000
  9    49  4,641   23,844  250,000   32,310  250,000   43,793  250,000
 10    50  4,641   26,188  250,000   36,742  250,000   51,674  250,000
 15    55  4,641   35,735  250,000   60,719  250,000  104,795  250,000
 20    60  4,641   40,450  250,000   87,644  250,000  191,580  335,479
 25    65  4,641   38,123  250,000  118,031  250,000  323,904  507,250
 30    70  4,641   23,354  250,000  152,855  250,000  520,839  735,968

(1) The initial death benefit is guaranteed to age 100.
(2) If premiums are paid more frequently than annually, the payments would be $2,320.66 semi-annually, $1,160.33 quarterly, or $386.78 monthly. The death benefits and policy values would be slightly different for a policy with more frequent premium payments.
(3) Assumes no policy loan has been made.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, and prevailing interest rates. The death benefits and policy values for a Policy would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representations can be made by Minnesota Life or the Funds that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                                    VAL '87
                    DEATH BENEFIT OPTION--PROTECTION OPTION
                       MALE ISSUE AGE 40 FOR NON-SMOKERS
                       INITIAL DEATH BENEFIT--$250,000(1)

                     $4,641.31 INITIAL SCHEDULED PREMIUM(2)

                        USING CURRENT MORTALITY CHARGES

                     -ASSUMING HYPOTHETICAL INVESTMENT RETURNS OF-
                    0% GROSS(3)       6% GROSS(3)      12% GROSS(3)
          INITIAL   (-1.44% NET)      (4.56% NET)      (10.56% NET)
 POL  ATT  BASE   POLICY   DEATH    POLICY   DEATH    POLICY   DEATH
 YR   AGE PREMIUM  VALUE  BENEFIT   VALUE   BENEFIT   VALUE   BENEFIT
 ---  --- ------- ------  -------   ------  -------   ------  -------
  1    41 $4,641  $ 1,008 $250,000 $  1,095 $250,000 $  1,183 $250,000
  2    42  4,641    4,233  250,000    4,609  250,079    4,995  250,370
  3    43  4,641    7,358  250,000    8,229  250,220    9,151  251,465
  4    44  4,641   10,378  250,000   11,954  250,421   13,679  253,302
  5    45  4,641   13,296  250,000   15,792  250,680   18,627  255,902
  6    46  4,641   16,272  250,000   19,917  251,006   24,232  259,325
  7    47  4,641   19,335  250,000   24,368  251,895   30,571  264,175
  8    48  4,641   22,442  250,000   29,117  253,393   37,676  270,513
  9    49  4,641   25,566  250,000   34,153  255,369   45,601  278,285
 10    50  4,641   28,687  250,000   39,467  257,739   54,413  287,485
 15    55  4,641   43,845  250,000   70,276  274,328  114,949  356,854
 20    60  4,641   57,112  250,000  108,209  297,784  219,072  380,425
 25    65  4,641   67,138  250,000  153,545  326,264  388,177  601,736
 30    70  4,641   72,993  250,000  214,007  311,368  660,928  922,612

(1) The initial death benefit is guaranteed to age 100.
(2) If premiums are paid more frequently than annually, the payments would be $2,320.66 semi-annually, $1,160.33 quarterly, or $386.78 monthly. The death benefits and policy values would be slightly different for a policy with more frequent premium payments.
(3) Assumes no policy loan has been made.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, and prevailing interest rates. The death benefits and policy values for a Policy would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representations can be made by Minnesota Life or the Funds that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                                    VAL '87
                    DEATH BENEFIT OPTION--PROTECTION OPTION
                       MALE ISSUE AGE 40 FOR NON-SMOKERS
                       INITIAL DEATH BENEFIT--$250,000(1)

                     $4,641.31 INITIAL SCHEDULED PREMIUM(2)

                  USING MAXIMUM CONTRACTUAL MORTALITY CHARGES

                     -ASSUMING HYPOTHETICAL INVESTMENT RETURNS OF-
                    0% GROSS(3)       6% GROSS(3)      12% GROSS(3)
          INITIAL   (-1.44% NET)      (4.56% NET)      (10.56% NET)
 POL  ATT  BASE   POLICY   DEATH    POLICY   DEATH    POLICY   DEATH
 YR   AGE PREMIUM  VALUE  BENEFIT   VALUE   BENEFIT   VALUE   BENEFIT
 ---  --- ------- ------  -------   ------  -------   ------  -------
  1    41 $4,641  $ 1,008 $250,000 $  1,095 $250,000 $  1,183 $250,000
  2    42  4,641    4,233  250,000    4,609  250,079    4,995  250,370
  3    43  4,641    7,358  250,000    8,229  250,220    9,151  251,465
  4    44  4,641   10,378  250,000   11,954  250,421   13,679  253,302
  5    45  4,641   13,294  250,000   15,789  250,680   18,614  255,902
  6    46  4,641   16,099  250,000   19,731  250,996   23,989  259,287
  7    47  4,641   18,794  250,000   23,787  251,366   29,848  263,484
  8    48  4,641   21,376  250,000   27,958  251,790   36,233  268,519
  9    49  4,641   23,843  250,000   32,248  252,265   43,193  274,422
 10    50  4,641   26,188  250,000   36,655  252,790   50,776  281,228
 15    55  4,641   35,735  250,000   60,362  256,121   99,898  330,171
 20    60  4,641   40,449  250,000   86,480  260,521  179,830  314,366
 25    65  4,641   38,123  250,000  114,749  265,844  305,824  478,504
 30    70  4,641   23,354  250,000  144,170  271,957  493,379  696,801

(1) The initial death benefit is guaranteed to age 100.
(2) If premiums are paid more frequently than annually, the payments would be $2,320.66 semi-annually, $1,160.33 quarterly, or $386.78 monthly. The death benefits and policy values would be slightly different for a policy with more frequent premium payments.
(3) Assumes no policy loan has been made.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, and prevailing interest rates. The death benefits and policy values for a Policy would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representations can be made by Minnesota Life or the Funds that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                                   Appendix B

                                [GRAPH]

Understanding How Premium Becomes Cash Value
The Cyclical Charges Inside a Variable Adjustable Life Policy
(Assumes Annual Payment of Premium)
Separate Account Activities
Rate of Return
* Net asset values are
  determined daily, net of
  separate account charges
Separate Account Charges
* Reflected in daily net asset values
* Annualized charges, which include
    * Management fee: average
      = .56 percent
    * Fund expenses: average
      = .14 percent
    * Distribution(12b-1) fees:
      average = .24 percent
    * Mortality and expense risk
      = .50 percent
*Total average charge is
 1.44 percent
Beginning of Policy Year Cash Value
                               Policy Anniversary
                                                   End of Policy Year Cash Value
Client Pays Premium
Beginning of Policy Year
Charges Taken From Gross Base Premium
Annual charges taken:
  * Sales load of 7 percent
  * Premium tax of 2.5 percent
  * Face amount guarantee charge of 1.5 percent of base premium
  * Sub-standard risk if applicable for VALO95
Additional charges taken in the first year:
  * Up to 23 percent sales load
  * Underwriting charge of up to $5 per $1,000 of face amount
Charges on nonrepeating premiums:
  * Premium tax of 2.5 percent
1st
Month of Policy Year
2nd
Month of Policy Year
3rd
Month of Policy Year
4th
Month of Policy Year
5th
Month of Policy Year
6th
Month of Policy Year
7th
Month of Policy Year
8th
Month of Policy Year
9th
Month of Policy Year
10th
Month of Policy Year
11th
Month of Policy Year
12th
Month of Policy Year
Monthly Charges Taken From the Policy Value
* Administrative charge of $5 per month.
* A cost of insurance charge, calculated by multiplying the net amount at risk of the policy by a rate which is based on the age, sex, risk class, the level of scheduled premiums for a given amount of insurance, duration of the policy and the smoking habits of the insureds. This rate is guaranteed not to exceed 1980 CSO table rate.
* Sub-standard risk if applicable for VALO87.
Benefits Available
from the Policy
* Death Benefit
* Policy Loans
* Policy Withdrawals
* Accelerated Benefits
* Rider Coverage

                                   Appendix C

Comparison of Death Benefit Options

   To summarize the effect of the two death benefit options on the death benefit and policy value, assume Policies with the following characteristics: the insured is a male, age 40 at policy issue, and a non-smoker. The Policy has a face amount of $250,000, with a level face amount for life. The premiums for VAL '95 and VAL '87 are $4,205.30 and $4,641.31, respectively. Further, assume that 100 percent of net premiums are invested in the Variable Life Account sub-accounts, that the gross investment rate in the Variable Life Account was 12 percent each year and that Minnesota Life deducted current mortality charges. These situations are shown in Appendix A, "Illustrations of Policy Values, Death Benefits and Premiums," on page A-1 of this prospectus.

   Now, further assume that the Policy has been in force for ten years and all premiums have been paid during that time. No policy loans or withdrawals have been made under the Policy.

   Based on these assumptions, the table below shows the policy values and death benefit under each death benefit option at the end of the 10th policy year for both VAL '95 and VAL '87.

                                  VAL '95

             Cash Option                                 Protection Option
   Policy Value         Death Benefit             Policy Value             Death Benefit
   ------------         -------------             ------------             -------------
     $49,936              $250,000                  $49,326                  $299,326

                                    VAL '87

             Cash Option                                 Protection Option
   Policy Value         Death Benefit             Policy Value             Death Benefit
   ------------         -------------             ------------             -------------
     $54,771              $250,000                  $54,413                  $298,148

   In addition, under the Cash Option any premium paid beyond the end of the policy month in which the insured died is also included as part of the Policy proceeds.

   Under the Cash Option, the death benefit does not vary from the Policy's face amount until the Policy becomes paid-up. Under the Protection Option the death benefit varies with the performance of the Policy. Generally, the death benefit under the Protection Option will be larger than under the Cash Option. Because of the increased insurance protection, the policy value under the Protection Option is generally smaller than under the Cash Option.

                                   Appendix D

Example of Sales Load Computation
   As an example of the method we use to compute sales load, assume a protection type plan where the annual base premium is $1,000 and where the premium paying period, prior to any reduction in face amount, is 20 years. The insured is a male, age 35 with a life expectancy of 38 years. As premiums are paid in each year, we will assess a basic sales load of 7 percent or $70 in each year. Also, as premiums are paid in the first year, we will assess a first year sales load of 23 percent or $230. Therefore, in the first year the sales load charges will total $300 or 30 percent ($300 / $1,000), and over the 15 year period from policy issue sales load charges will total $1,280 or 8.54 percent ($1,280 / $15,000).

   Compliance with the 9 percent limitation will be achieved by reducing the first year sales load, if necessary. For example, consider a Policy with a protection type plan where the annual base premium is $1,000 and where the premium paying period prior to any reduction in face amount is 20 years. Further assume that the insured is a male, age 72 at issue, with a life expectancy of 9 years. In this case, the first year sales load must be reduced so that the total sales load will not exceed 9 percent over the life expectancy of the insured. As premiums are paid in each year we will assess the basic sales load of 7 percent, or $70, but the first year sales load applicable to premiums paid in the first year will be reduced from 23 percent to 18 percent, or $180. Therefore, in the first year the sales load charges will total $250 or 25 percent ($250 / $1,000), and over the period of the insured's life expectancy sales load charges will total $810 or 9 percent ($810 / $9,000).

   As an example of the method we use to assess sales load when an adjustment occurs during a period in which a first year sales load is being collected, consider a Policy where an adjustment is made after one-half of the first annual premium is paid. Assume that the premium is $1,000 annually as in the example above and further assume that the premiums are being paid on a monthly basis, $83.33 per month. As premiums are paid in each year we will assess a basic sales load of 7 percent of premiums received or $70 in that year. A first year sales load, taken in addition to the basic sales load, would also be assessed in a total amount of $230. Now assume an adjustment is made, after the payment of six monthly premiums, and that the premium is increased from $1,000 to $1,200. Both before and after the adjustment we will continue to assess a basic sales load of 7 percent of the premiums received. However, since only one-half of the first year sales load of $230 has been collected, a first year sales load of $115 remains to be collected. The $200 increase in premium will also be assessed a first year sales load of 23 percent, or $46. Both are added together and will be collected in the 12 months following the adjustment. Therefore, after the adjustment of the premium to a $1,200 amount, and assuming that premiums continue to be paid on a monthly basis, each monthly premium of $100 will be subjected to a total sales load amount of $20.42, consisting of $7 of basic sales load, and $13.42 of first year sales load.

                       CONTENTS OF REGISTRATION STATEMENT

This registration statement comprises the following papers and documents:

    The Facing Sheet.
    Cross Reference Sheet.
    Part I

          The prospectus consisting of 107 pages.
    Part II
          Undertakings - Indemnification; previously filed.

          Representation of Insurer Pursuant to (S)26 of the Investment Company Act of 1940.
          Minnesota Life Insurance Company ("Company") hereby represents that the fees and charges deducted under the policies issued pursuant to this Registration Statement, in the aggregate, are reasonable in relation to services rendered, the expenses expected to be incurred, and the risks assumed by the Company.
    The Signatures.

    Written consents of the following persons:
          Donald F. Gruber, Esq.
          KPMG LLP
          Robert J. Ehren, F.S.A.
          Jones & Blouch L.L.P.
    The following Exhibits:

A.  Exhibits described in Item IX(A) of Form N-8B-2.

    (1) The indenture or agreement under the terms of which the trust was organized or issued securities.

            Resolution of the Board of Trustees of The Minnesota Mutual Life Insurance Company dated October 21, 1985, previously filed as Exhibit A(1) to Registrant's Form S-6, File Number 33-3233, Post-Effective Amendment Number 12, is hereby incorporated by reference.

    (2) The indenture or agreement pursuant to which the proceeds of payments of securities are held by the custodian or trustee, if such indenture or agreement is not the same as the indenture or agreement referred to immediately above.

            None.

    (3) Distributing Policies:

        (a) Agreements between the trust and principal underwriter or between the depositor and principal underwriter.

                 Distribution Agreement, previously filed as Exhibit A(3)(a) to Registrant's Form S-6, File Number 33-3233, Post-Effective Amendment Number 12, is hereby incorporated by reference.

        (b) Specimen of typical agreements between principal underwriter and dealers, managers, sales supervisors and salemen.

                 Agent and General Agent Sales Agreements, previously filed as Exhibit A(3)(b) to Registrant's Form S-6, File Number 33-3233, Post-Effective Amendment Number 12, is hereby incorporated by reference.

        (c) Schedules of sales commissions referred to in Item 38(c).

                 Combined with the Exhibit listed under A. (3)(b) above.

    (4) Any agreement between the depositor, principal underwriter and the custodian or trustee other than indentures or agreements set forth above as paragraphs (1), (2) and (3) with respect to the trust or its securities.

            None.

    (5) The form of each type of security.

        (a) Variable Adjustable Life Insurance Policy; form 86-660, previously filed as Exhibit A(5)(a) to Registrant's Form S-6, File Number 33-3233, Post-Effective Amendment Number 12, is hereby incorporated by reference.

        (b) Variable Adjustable Life Insurance Policy; form 87-670, previously filed as Exhibit A(5)(b) to Registrant's Form S-6, File Number 33-3233, Post-Effective Amendment Number 12, is hereby incorporated by reference.

          (c) Variable Adjustable Life Insurance Policy; form 90-670, previously filed as Exhibit A(5)(c) to Registrant's Form S-6, File Number 33-3233, Post- Effective Amendment Number 12, is hereby incorporated by reference.

          (d) Variable Adjustable Life Insurance Policy; form MHC-98-670, previously filed as Exhibit A(5)(d) to Registrant's Form S-6, File Number 33-3233, Post-Effective Amendment Number 14, is hereby incorporated by reference.

          (e) Guaranteed Principal Account Agreement, form 90-930, previously filed as Exhibit A(5)(e) to Registrant's Form S-6, File Number 33-3233, Post-Effective Amendment Number 12, is hereby incorporated by reference.

          (f) Family Term Agreement-Children, form MHC-86-904, previously filed as Exhibit A(5)(f) to Registrant's Form S-6, File Number 33-3233, Post-Effective Amendment Number 14, is hereby incorporated by reference.

          (g) Exchange of Insureds Agreement, form MHC-86-914, previously filed as Exhibit A(5)(g) to Registrant's Form S-6, File Number 33-3233, Post-Effective Amendment Number 14, is hereby incorporated by reference.

          (h) Face Amount Increase Agreement, form MHC-86-915, previously filed as Exhibit A(5)(h) to Registrant's Form S-6, File Number 33-3233, Post-Effective Amendment Number 14, is hereby incorporated by reference.

          (i) Cost of Living Increase Agreement, form MHC-86-916, previously filed as Exhibit A(5)(i) to Registrant's Form S-6, File Number 33-3233, Post-Effective Amendment Number 14, is hereby incorporated by reference.

          (j) Waiver of Premium Agreement, form MHC-86-917, previously filed as Exhibit A(5)(j) to Registrant's Form S-6, File Number 33-3233, Post-Effective Amendment Number 14, is hereby incorporated by reference.

          (k) Survivorship Life Agreement, form MHC-90-929, previously filed as Exhibit A(5)(k) to Registrant's Form S-6, File Number 33-3233, Post-Effective Amendment Number 14, is hereby incorporated by reference.

          (l) Accelerated Benefit Agreement, form MHC-92-931, previously filed as Exhibit A(5)(l) to Registrant's Form S-6, File Number 33-3233, Post-Effective Amendment Number 14, is hereby incorporated by reference.

          (m) Short Term Agreement, form MHC-E324.1 10-1998, previously filed as Exhibit A(5)(m) to Registrant's Form S-6, File Number 33-3233, Post-Effective Amendment Number 14, is hereby incorporated by reference.

          (n) Policy Enhancement Agreement, form MHC-95-941, previously filed as Exhibit A(5)(n) to Registrant's Form S-6, File Number 33-3233, Post-Effective Amendment Number 14, is hereby incorporated by reference.

          (o) Protection Option Amendment, form MHC-98-945, previously filed as Exhibit A(5)(o) to Registrant's Form S-6, File Number 33-3233, Post-Effective Amendment Number 14, is hereby incorporated by reference.

          (p) Variable Early Value Agreement, form MHC-98-940, previously filed as Exhibit A(5)(p) to Registrant's Form S-6, File Number 33-3233, Post-Effective Amendment Number 14, is hereby incorporated by reference.


    (6) The certificate of incorporation or other instrument of organization and bylaws of the depositor.

          (a) Restated Certificate of Incorporation of the Depositor, previously filed as Exhibit A(5)(a) to Registrant's Form S-6, File Number 33-3233, Post-Effective Amendment Number 14, is hereby incorporated by reference.

          (b) Bylaws of the Depositor, previously filed as Exhibit A(6)(b) to Registrant's Form S-6, File Number 33-3233, Post-Effective Amendment Number 14, is hereby incorporated by reference.


    (7) Any insurance policy under a contract between the trust and the insurance company or between the depositor and the insurance company, together with the table of insurance premiums.

            None.

    (8) Any agreement between the trust or the depositor concerning the trust with the issuer, depositor, principal underwriter or investment adviser of any underlying investment company or any affiliated person of such persons.

            None.

    (9) All other material contracts not entered into in the ordinary course of business of the trust or of the depositor concerning the trust.

            None.

   (10) Form of application for a periodic payment plan certificate.

          (a) New Issue Application - Part 1, form MHC-3198 Rev. 10-1998, previously filed as Exhibit A(10)(a) to Registrant's Form S-6, File Number 33-3233, Post-Effective Amendment Number 14, is hereby incorporated by reference.

          (b) Application - Part 3 - Authorization New Issue; form MHC-42663 Rev. 10-1998, previously filed as Exhibit A(10)(b) to Registrant's Form S-6, File Number 33-3233, Post-Effective Amendment Number 14, is hereby incorporated by reference.

          (c) Policy Change Application - Part 1, form MHC-44096 Rev. 10-1998, previously filed as Exhibit A(10)(c) to Registrant's Form S-6, File Number 33-3233, Post-Effective Amendment Number 14, is hereby incorporated by reference.

          (d) Policy Change Application - Part 3, form MHC-44098 Rev. 10-1998, previously filed as Exhibit A(10)(d) to Registrant's Form S-6, File Number 33-3233, Post-Effective Amendment Number 14, is hereby incorporated by reference.

          (e) Variable Suitability Application - New Issue, form MHC-48653 10-1998, previously filed as Exhibit A(10)(e) to Registrant's Form S-6, File Number 33-3233, Post-Effective Amendment Number 14, is hereby incorporated by reference.

          (f) Variable Suitability Application - Policy Change, form MHC-48654 Rev. 10-1998, previously filed as Exhibit A(10)(f) to Registrant's Form S-6, File Number 33-3233, Post-Effective Amendment Number 14, is hereby incorporated by reference.


B.  A Specimen or Copy of Each Security Being Registered.

        See Exhibits Listed under A. (5).

C. An opinion of counsel as to the legality of the securities being registered.

                Opinion and Consent of Donald F. Gruber, Esq.


D.  Consent of KPMG LLP.

E.  Opinion and Consent of Mr. Robert J. Ehren, F.S.A.

F.  Consent of Jones & Blouch L.L.P.

G.  Adjustment Computation Required by Rule 6e-2(b)(13)(v)(B).

          Combined with the Exhibit listed under H below.

H. Memorandum on Administrative Procedures with Respect to Issuance, Transfer and Redemption, Required by Rule 6e-2(b)(12)(ii).

          Combined with the Exhibit listed under G above.

I. Notice of Withdrawal Right and Statement of Charges Required by Rule 6e-2(b)(13)(viii)(c).


     (1) Notice of Withdrawal Right and Request for Cancellation of Policy, previously filed as Exhibit I(1) to Registrant's Form S-6, File Number 33-3233, Post-Effective Amendment Number 14, is hereby incorporated by reference.

     (2) Notice of Withdrawal Right and Request for Cancellation of Policy Adjustment, previously filed as Exhibit I(2) to Registrant's Form S-6, File Number 33-3233, Post-Effective Amendment Number 14, is hereby incorporated by reference.


J. Minnesota Life Insurance Company - Power of Attorney to Sign Registration Statements.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, the Registrant, Minnesota Life Variable Life Account, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Amendment to the Registration Statement and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the Undersigned, thereunto duly authorized, in the City of Saint Paul, and State of Minnesota, on the 26th day of April, 2000.


                                 MINNESOTA LIFE VARIABLE LIFE ACCOUNT
                                            (Registrant)

                                 By: MINNESOTA LIFE INSURANCE COMPANY
                                            (Depositor)



                                 By   /s/ Robert L. Senkler
                                    ---------------------------------
                                          Robert L. Senkler
                                    Chairman of the Board, President
                                      and Chief Executive Officer


Pursuant to the requirements of the Securities Act of 1933, the Depositor, Minnesota Life Insurance Company, has duly caused this Amendment to the Registration Statement to be signed on its behalf by the Undersigned, thereunto duly authorized, in the City of Saint Paul, and State of Minnesota, on the 26th day of April, 2000.


                                 MINNESOTA LIFE INSURANCE COMPANY



                                 By     /s/ Robert L. Senkler
                                    --------------------------------
                                            Robert L. Senkler
                                    Chairman of the Board, President
                                      and Chief Executive Officer


Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in their capacities with the Depositor and on the date indicated.

         Signature               Title                            Date
         ---------               -----                            ----

/s/ Robert L. Senkler            Chairman, President and     April 26, 2000
---------------------------       Chief Executive Officer
Robert L. Senkler

*                                Director
---------------------------
Anthony L. Andersen

         Signature               Title                         Date
         ---------               -----                         ----

                                 Director
---------------------------
Leslie S. Biller


*                                Director
---------------------------
John F. Grundhofer


*                                Director
---------------------------
Robert E. Hunstad


*                                Director
---------------------------
Dennis E. Prohofsky


                                 Director
---------------------------
Michael E. Shannon


*                                Director
---------------------------
William N. Westoff


*                                Director
---------------------------
Frederick T. Weyerhaeuser


/s/ Gregory S. Strong            Senior Vice President            April 26, 2000
---------------------------      (chief financial officer)
Gregory S. Strong


/s/ Gregory S. Strong            Senior Vice President            April 26, 2000
---------------------------      (chief financial officer)
Gregory S. Strong


/s/ William N. Westhoff          Senior Vice President            April 26, 2000
---------------------------      and Treasurer
William N. Westhoff              (treasurer)


/s/ Dennis E. Prohofsky          Attorney-in-Fact                 April 26, 2000
---------------------------
*By Dennis E. Prohofsky


* Pursuant to power of attorney dated December 13, 1999, a copy of which is filed herewith.

                                 EXHIBIT INDEX


Exhibit Number    Description of Exhibit
--------------    ----------------------

C.                Opinion and Consent of Donald F. Gruber, Esq.

D.                Consent of KPMG LLP.

E.                Opinion and Consent of Mr. Robert J. Ehren, F.S.A.

F.                Consent of Jones & Blouch L.L.P.

J. Minnesota Life Insurance Company - Power of Attorney to Sign Registration Statements.